Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Separate Account VL I of Talcott Resolution Life Insurance Company and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of each of the Sub-Accounts of Separate Account VL I of Talcott Resolution Life Insurance Company (the “Account”) listed in Note 1 (collectively, the “Sub-Accounts”), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the Account’s custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Hartford, Connecticut

April 16, 2026

We have served as the auditor of Separate Account VL I of Talcott Resolution Life Insurance Company since 2002.

SA-1

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)	American Funds IS® The Bond Fund of America® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	21,878	74,253	405,598	314,640	369,235
Cost	$416,477	$1,300,038	$8,463,123	$3,986,867	$3,942,363
Fair Value	$455,503	$1,209,576	$10,971,416	$5,597,452	$3,459,729
Due from Sponsor Company	—	—	—	—	82
Receivable for fund shares sold	—	—	—	—	—

Total assets	455,503	1,209,576	10,971,416	5,597,452	3,459,811

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	82

Total liabilities	—	—	—	—	82

Net assets:
For contract liabilities	$455,503	$1,209,576	$10,971,416	$5,597,452	$3,459,729

Deferred contracts in the accumulation period:
Units owned by participants #	26,690	26,383	176,662	69,571	178,221
Contract liability	$455,503	$1,209,576	$10,971,416	$5,597,452	$3,459,729

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-2

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	208,578	145,676	238,374	369,894	330,366
Cost	$5,727,363	$2,604,348	$18,311,760	$17,327,034	$5,590,330
Fair Value	$7,948,889	$2,773,674	$33,086,249	$24,516,565	$7,340,722
Due from Sponsor Company	933	160	270	409	29
Receivable for fund shares sold	—	—	—	—	—

Total assets	7,949,822	2,773,834	33,086,519	24,516,974	7,340,751

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	933	160	270	409	29

Total liabilities	933	160	270	409	29

Net assets:
For contract liabilities	$7,948,889	$2,773,674	$33,086,249	$24,516,565	$7,340,722

Deferred contracts in the accumulation period:
Units owned by participants #	948,792	485,226	3,031,550	2,765,986	140,961
Contract liability	$7,948,889	$2,773,674	$33,086,249	$24,516,565	$7,340,722

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-3

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	132,409	364,767	13,842	17,129	75,266
Cost	$2,886,128	$8,392,935	$218,495	$205,424	$990,885
Fair Value	$4,241,054	$10,735,094	$243,903	$206,058	$988,245
Due from Sponsor Company	141	10	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	4,241,195	10,735,104	243,903	206,058	988,245

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	141	10	—	—	—

Total liabilities	141	10	—	—	—

Net assets:
For contract liabilities	$4,241,054	$10,735,094	$243,903	$206,058	$988,245

Deferred contracts in the accumulation period:
Units owned by participants #	54,702	785,478	32,991	8,521	35,114
Contract liability	$4,241,054	$10,735,094	$243,903	$206,058	$988,245

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-4

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity® VIP Overseas Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	95,761	8,095,271	125,523	121,846	7,565
Cost	$1,470,512	$8,095,271	$5,192,731	$4,107,108	$155,076
Fair Value	$1,678,691	$8,095,271	$7,137,245	$4,285,340	$208,197
Due from Sponsor Company	—	1,137	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	1,678,691	8,096,408	7,137,245	4,285,340	208,197

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	1,137	—	—	—

Total liabilities	—	1,137	—	—	—

Net assets:
For contract liabilities	$1,678,691	$8,095,271	$7,137,245	$4,285,340	$208,197

Deferred contracts in the accumulation period:
Units owned by participants #	50,903	667,589	80,453	74,210	32,611
Contract liability	$1,678,691	$8,095,271	$7,137,245	$4,285,340	$208,197

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-5

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Strategic Income VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	163,237	50,921	185,552	306,606	113,853
Cost	$2,463,737	$968,517	$3,115,361	$4,372,634	$1,218,926
Fair Value	$2,474,669	$970,554	$2,987,382	$4,252,632	$1,087,294
Due from Sponsor Company	—	—	—	3	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	2,474,669	970,554	2,987,382	4,252,635	1,087,294

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	3	—

Total liabilities	—	—	—	3	—

Net assets:
For contract liabilities	$2,474,669	$970,554	$2,987,382	$4,252,632	$1,087,294

Deferred contracts in the accumulation period:
Units owned by participants #	75,023	23,732	63,995	55,588	53,116
Contract liability	$2,474,669	$970,554	$2,987,382	$4,252,632	$1,087,294

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-6

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,005	547,532	1,067,006	434,013	979,534
Cost	$22,265	$14,463,989	$48,589,557	$7,225,183	$21,127,778
Fair Value	$34,321	$16,031,742	$56,796,705	$10,064,767	$22,401,943
Due from Sponsor Company	—	—	—	1,838	1,026
Receivable for fund shares sold	—	—	177	—	—

Total assets	34,321	16,031,742	56,796,882	10,066,605	22,402,969

Liabilities:
Due to Sponsor Company	—	—	177	—	—
Payable for fund shares purchased	—	—	—	1,838	1,026

Total liabilities	—	—	177	1,838	1,026

Net assets:
For contract liabilities	$34,321	$16,031,742	$56,796,705	$10,064,767	$22,401,943

Deferred contracts in the accumulation period:
Units owned by participants #	628	1,312,120	1,643,550	949,316	970,586
Contract liability	$34,321	$16,031,742	$56,796,705	$10,064,767	$22,401,943

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-7

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	433,912	415,546	305,444	240,256	1,171,275
Cost	$6,191,398	$12,530,033	$5,695,772	$16,175,707	$12,548,426
Fair Value	$8,925,572	$9,640,678	$6,090,553	$22,423,112	$11,232,531
Due from Sponsor Company	626	6	33	—	444
Receivable for fund shares sold	—	—	—	—	—

Total assets	8,926,198	9,640,684	6,090,586	22,423,112	11,232,975

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	626	6	33	—	444

Total liabilities	626	6	33	—	444

Net assets:
For contract liabilities	$8,925,572	$9,640,678	$6,090,553	$22,423,112	$11,232,531

Deferred contracts in the accumulation period:
Units owned by participants #	1,001,051	582,847	580,675	1,228,247	2,536,894
Contract liability	$8,925,572	$9,640,678	$6,090,553	$22,423,112	$11,232,531

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-8

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	625,679	3,113	22,979	31,217	43,502
Cost	$6,364,340	$209,886	$365,436	$322,129	$755,639
Fair Value	$6,463,267	$252,140	$408,109	$269,093	$926,150
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	111	—	—	—	—

Total assets	6,463,378	252,140	408,109	269,093	926,150

Liabilities:
Due to Sponsor Company	111	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	111	—	—	—	—

Net assets:
For contract liabilities	$6,463,267	$252,140	$408,109	$269,093	$926,150

Deferred contracts in the accumulation period:
Units owned by participants #	2,883,302	3,959	7,807	12,788	16,940
Contract liability	$6,463,267	$252,140	$408,109	$269,093	$926,150

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-9

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,203	7,247	86,255	38,280	55,918
Cost	$127,372	$236,277	$962,773	$694,307	$649,649
Fair Value	$151,445	$261,679	$949,665	$767,904	$593,290
Due from Sponsor Company	—	—	—	—	455
Receivable for fund shares sold	—	—	—	—	—

Total assets	151,445	261,679	949,665	767,904	593,745

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	455

Total liabilities	—	—	—	—	455

Net assets:
For contract liabilities	$151,445	$261,679	$949,665	$767,904	$593,290

Deferred contracts in the accumulation period:
Units owned by participants #	2,163	11,492	16,032	14,868	22,524
Contract liability	$151,445	$261,679	$949,665	$767,904	$593,290

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-10

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	128,040	19,283	7,804	52,374	97,363
Cost	$2,095,975	$663,533	$214,236	$871,356	$1,262,372
Fair Value	$2,540,304	$809,111	$204,160	$817,027	$1,146,938
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	2,540,304	809,111	204,160	817,027	1,146,938

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$2,540,304	$809,111	$204,160	$817,027	$1,146,938

Deferred contracts in the accumulation period:
Units owned by participants #	38,248	16,876	2,994	9,877	58,928
Contract liability	$2,540,304	$809,111	$204,160	$817,027	$1,146,938

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-11

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Discovery Large Cap Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	101,853	34,746	5,780	48,998	16,146
Cost	$2,249,753	$653,389	$263,086	$1,764,011	$343,576
Fair Value	$2,376,228	$773,451	$342,490	$1,778,631	$346,337
Due from Sponsor Company	390	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	2,376,618	773,451	342,490	1,778,631	346,337

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	390	—	—	—	—

Total liabilities	390	—	—	—	—

Net assets:
For contract liabilities	$2,376,228	$773,451	$342,490	$1,778,631	$346,337

Deferred contracts in the accumulation period:
Units owned by participants #	53,784	17,036	4,926	33,679	5,564
Contract liability	$2,376,228	$773,451	$342,490	$1,778,631	$346,337

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-12

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	13,007	35,214	9,861	384,972	39,936
Cost	$310,760	$588,779	$74,237	$9,654,605	$619,443
Fair Value	$360,426	$758,858	$46,148	$13,986,046	$777,548
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	360,426	758,858	46,148	13,986,046	777,548

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$360,426	$758,858	$46,148	$13,986,046	$777,548

Deferred contracts in the accumulation period:
Units owned by participants #	6,928	9,040	1,105	140,602	7,265
Contract liability	$360,426	$758,858	$46,148	$13,986,046	$777,548

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-13

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	259,272	8,516	407,656	148,344	136,563
Cost	$3,878,781	$121,906	$2,650,650	$1,622,577	$2,085,923
Fair Value	$5,040,250	$152,356	$2,368,483	$1,231,257	$2,746,288
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	167

Total assets	5,040,250	152,356	2,368,483	1,231,257	2,746,455

Liabilities:
Due to Sponsor Company	—	—	—	—	167
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	167

Net assets:
For contract liabilities	$5,040,250	$152,356	$2,368,483	$1,231,257	$2,746,288

Deferred contracts in the accumulation period:
Units owned by participants #	51,433	1,806	32,446	28,477	59,059
Contract liability	$5,040,250	$152,356	$2,368,483	$1,231,257	$2,746,288

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-14

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	2,233	2,057	10,853	7,184	246,181
Cost	$32,189	$25,511	$171,922	$7,184	$7,710,690
Fair Value	$57,873	$33,157	$256,554	$7,184	$11,998,875
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	57,873	33,157	256,554	7,184	11,998,875

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$57,873	$33,157	$256,554	$7,184	$11,998,875

Deferred contracts in the accumulation period:
Units owned by participants #	1,402	736	3,230	3,313	67,820
Contract liability	$57,873	$33,157	$256,554	$7,184	$11,998,875

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-15

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	57,893	16,494	89,234	29,170	66,054
Cost	$703,814	$228,662	$1,438,557	$370,219	$618,099
Fair Value	$625,828	$267,527	$1,175,208	$412,761	$424,728
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	625,828	267,527	1,175,208	412,761	424,728

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$625,828	$267,527	$1,175,208	$412,761	$424,728

Deferred contracts in the accumulation period:
Units owned by participants #	16,306	8,077	66,520	16,074	7,001
Contract liability	$625,828	$267,527	$1,175,208	$412,761	$424,728

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-16

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,512,513	705,869	32,935	41,030	48,287
Cost	$15,854,258	$19,478,235	$776,583	$227,514	$1,183,843
Fair Value	$27,981,484	$27,239,493	$926,468	$193,250	$1,723,380
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	27,981,484	27,239,493	926,468	193,250	1,723,380

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$27,981,484	$27,239,493	$926,468	$193,250	$1,723,380

Deferred contracts in the accumulation period:
Units owned by participants #	543,173	954,325	18,821	9,981	17,301
Contract liability	$27,981,484	$27,239,493	$926,468	$193,250	$1,723,380

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-17

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	350	122,505	48,699	19,279	2,573
Cost	$4,812	$765,219	$508,409	$284,631	$87,971
Fair Value	$6,678	$703,176	$398,842	$381,917	$119,135
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—

Total assets	6,678	703,176	398,842	381,917	119,135

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets:
For contract liabilities	$6,678	$703,176	$398,842	$381,917	$119,135

Deferred contracts in the accumulation period:
Units owned by participants #	121	18,410	18,549	8,796	1,139
Contract liability	$6,678	$703,176	$398,842	$381,917	$119,135

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-18

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	27,818	2,477
Cost	$293,656	$176,233
Fair Value	$489,041	$186,327
Due from Sponsor Company	—	—
Receivable for fund shares sold	—	—

Total assets	489,041	186,327

Liabilities:
Due to Sponsor Company	—	—
Payable for fund shares purchased	—	—

Total liabilities	—	—

Net assets:
For contract liabilities	$489,041	$186,327

Deferred contracts in the accumulation period:
Units owned by participants #	9,579	10,550
Contract liability	$489,041	$186,327

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-19

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)	American Funds IS® The Bond Fund of America® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$9,455	$7,017	$211,925	$75,763	$147,342

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,358)	(1,943)	261,592	146,665	(60,403)
Net realized gain distributions	—	132,409	744,612	366,495	—
Change in unrealized appreciation (depreciation)	132,362	(107,240)	339,210	272,595	164,171
Net gain (loss) on investments	130,004	23,226	1,345,414	785,755	103,768

Net increase (decrease) in net assets resulting from operations	$139,459	$30,243	$1,557,339	$861,518	$251,110

The accompanying notes are an integral part of these financial statements.
SA-20

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$102,531	$9,270	$47,786	$212,410	$90,067

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	115,390	(480)	1,137,431	586,626	110,670
Net realized gain distributions	904,920	58,805	2,442,037	3,883,442	—
Change in unrealized appreciation (depreciation)	320,400	297,350	2,120,923	(784,893)	1,410,085
Net gain (loss) on investments	1,340,710	355,675	5,700,391	3,685,175	1,520,755

Net increase (decrease) in net assets resulting from operations	$1,443,241	$364,945	$5,748,177	$3,897,585	$1,610,822

The accompanying notes are an integral part of these financial statements.
SA-21

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$43,854	$182,498	$5,876	$6,092	$24,235

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	52,223	154,826	7,373	(374)	(1,391)
Net realized gain distributions	154,207	564,378	12,803	2,497	50,494
Change in unrealized appreciation (depreciation)	696,044	871,037	13,192	11,348	42,977
Net gain (loss) on investments	902,474	1,590,241	33,368	13,471	92,080

Net increase (decrease) in net assets resulting from operations	$946,328	$1,772,739	$39,244	$19,563	$116,315

The accompanying notes are an integral part of these financial statements.
SA-22

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity® VIP Overseas Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$34,229	$331,379	$—	$10,014	$3,239

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,280	—	135,350	14,906	3,175
Net realized gain distributions	58,259	—	1,110,584	480,510	18,020
Change in unrealized appreciation (depreciation)	104,061	—	18,781	(54,912)	12,161
Net gain (loss) on investments	164,600	—	1,264,715	440,504	33,356

Net increase (decrease) in net assets resulting from operations	$198,829	$331,379	$1,264,715	$450,518	$36,595

The accompanying notes are an integral part of these financial statements.
SA-23

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Strategic Income VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$119,713	$17,178	$58,448	$44,471	$51,920

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,614)	477	(814)	(24,443)	(8,399)
Net realized gain distributions	25,163	95,219	287,976	346,835	11
Change in unrealized appreciation (depreciation)	138,262	75,687	(29,020)	(66,761)	32,822
Net gain (loss) on investments	159,811	171,383	258,142	255,631	24,434

Net increase (decrease) in net assets resulting from operations	$279,524	$188,561	$316,590	$300,102	$76,354

The accompanying notes are an integral part of these financial statements.
SA-24

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$506	$302,819	$356,186	$40,139	$336,357

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	563	129,681	641,261	222,867	180,034
Net realized gain distributions	1,150	1,421,665	6,427,381	944,090	3,380,004
Change in unrealized appreciation (depreciation)	2,091	(125,356)	(398,923)	83,984	(424,582)
Net gain (loss) on investments	3,804	1,425,990	6,669,719	1,250,941	3,135,456

Net increase (decrease) in net assets resulting from operations	$4,310	$1,728,809	$7,025,905	$1,291,080	$3,471,813

The accompanying notes are an integral part of these financial statements.
SA-25

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$137,110	$—	$24,977	$262,769	$604,657

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	171,831	(96,174)	(14,472)	700,050	(128,444)
Net realized gain distributions	64,633	1,861,174	—	2,903,313	—
Change in unrealized appreciation (depreciation)	1,779,258	(1,797,160)	714,653	(2,151,612)	303,498
Net gain (loss) on investments	2,015,722	(32,160)	700,181	1,451,751	175,054

Net increase (decrease) in net assets resulting from operations	$2,152,832	$(32,160)	$725,158	$1,714,520	$779,711

.

The accompanying notes are an integral part of these financial statements.
SA-26

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$336,279	$—	$803	$18,078	$12,710

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	45,332	6,701	4,078	(2,107)	30,774
Net realized gain distributions	—	22,668	57,688	—	94,187
Change in unrealized appreciation (depreciation)	(89,695)	(3,344)	9,423	5,856	6,546
Net gain (loss) on investments	(44,363)	26,025	71,189	3,749	131,507

Net increase (decrease) in net assets resulting from operations	$291,916	$26,025	$71,992	$21,827	$144,217

The accompanying notes are an integral part of these financial statements.
SA-27

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$930	$3,610	$3,004	$—	$34,473

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,844	3,123	(453)	5,617	(5,318)
Net realized gain distributions	10,707	16,022	88,618	33,566	—
Change in unrealized appreciation (depreciation)	8,032	16,700	(10,958)	16,333	17,505
Net gain (loss) on investments	21,583	35,845	77,207	55,516	12,187

Net increase (decrease) in net assets resulting from operations	$22,513	$39,455	$80,211	$55,516	$46,660

The accompanying notes are an integral part of these financial statements.
SA-28

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$14,248	$4,359	$3,080	$—	$51,071

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	27,461	9,760	44,535	(5,896)	(11,382)
Net realized gain distributions	188,140	80,744	78,816	—	—
Change in unrealized appreciation (depreciation)	124,464	26,400	(92,652)	101,108	40,405
Net gain (loss) on investments	340,065	116,904	30,699	95,212	29,023

Net increase (decrease) in net assets resulting from operations	$354,313	$121,263	$33,779	$95,212	$80,094

The accompanying notes are an integral part of these financial statements.
SA-29

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Discovery Large Cap Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$64,056	$12,413	$—	$—	$1,092

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,906	39,934	40,525	4,530	(373)
Net realized gain distributions	170,807	57,747	42,042	323,852	21,906
Change in unrealized appreciation (depreciation)	(1,354)	(9,002)	(35,407)	(97,765)	28,243
Net gain (loss) on investments	186,359	88,679	47,160	230,617	49,776

Net increase (decrease) in net assets resulting from operations	$250,415	$101,092	$47,160	$230,617	$50,868

The accompanying notes are an integral part of these financial statements.
SA-30

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$879	$3,057	$2,863	$213,131	$23,743

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	9,088	29,745	(1,188)	448,562	14,123
Net realized gain distributions	39,076	53,096	—	890,926	114,310
Change in unrealized appreciation (depreciation)	(16,955)	(20,754)	2,191	943,053	(61,289)
Net gain (loss) on investments	31,209	62,087	1,003	2,282,541	67,144

Net increase (decrease) in net assets resulting from operations	$32,088	$65,144	$3,866	$2,495,672	$90,887

The accompanying notes are an integral part of these financial statements.
SA-31

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$157,042	$—	$154,672	$60,633	$6,115

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	29,126	1,415	(42,085)	(25,670)	44,233
Net realized gain distributions	—	9,404	—	—	160,302
Change in unrealized appreciation (depreciation)	1,211,857	9,781	91,864	52,657	600,768
Net gain (loss) on investments	1,240,983	20,600	49,779	26,987	805,303

Net increase (decrease) in net assets resulting from operations	$1,398,025	$20,600	$204,451	$87,620	$811,418

The accompanying notes are an integral part of these financial statements.
SA-32

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$444	$420	$1,489	$276	$97,358

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	651	148	901	—	206,862
Net realized gain distributions	—	258	19,637	—	1,250,286
Change in unrealized appreciation (depreciation)	14,003	7,983	15,604	—	(357,312)
Net gain (loss) on investments	14,654	8,389	36,142	—	1,099,836

Net increase (decrease) in net assets resulting from operations	$15,098	$8,809	$37,631	$276	$1,197,194

The accompanying notes are an integral part of these financial statements.
SA-33

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$4,254	$6,072	$—	$3,381	$1,802

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(14,009)	2,048	(16,900)	1,345	(43,115)
Net realized gain distributions	58,207	16,956	—	29,028	—
Change in unrealized appreciation (depreciation)	(17,529)	39,381	181,104	48,863	97,480
Net gain (loss) on investments	26,669	58,385	164,204	79,236	54,365

Net increase (decrease) in net assets resulting from operations	$30,923	$64,457	$164,204	$82,617	$56,167

The accompanying notes are an integral part of these financial statements.
SA-34

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$293,626	$14,400	$12,606	$21,739

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	531,655	488,209	25,513	(8,294)	11,833
Net realized gain distributions	2,315,920	1,459,621	51,375	—	103,987
Change in unrealized appreciation (depreciation)	712,542	1,825,897	65,766	12,664	155,842
Net gain (loss) on investments	3,560,117	3,773,727	142,654	4,370	271,662

Net increase (decrease) in net assets resulting from operations	$3,560,117	$4,067,353	$157,054	$16,976	$293,401

The accompanying notes are an integral part of these financial statements.
SA-35

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$236	$45,486	$23,956	$43	$759

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	422	(9,872)	(52,387)	15,390	1,468
Net realized gain distributions	—	—	—	23,910	13,351
Change in unrealized appreciation (depreciation)	1,489	23,883	62,094	80,905	(4,531)
Net gain (loss) on investments	1,911	14,011	9,707	120,205	10,288

Net increase (decrease) in net assets resulting from operations	$2,147	$59,497	$33,663	$120,248	$11,047

The accompanying notes are an integral part of these financial statements.
SA-36

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Operations
For the Period Ended December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	92,735	1,419
Net realized gain distributions	61,058	15,588
Change in unrealized appreciation (depreciation)	(72,506)	(8,331)
Net gain (loss) on investments	81,287	8,676

Net increase (decrease) in net assets resulting from operations	$81,287	$8,676

The accompanying notes are an integral part of these financial statements.
SA-37

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)	American Funds IS® The Bond Fund of America® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$9,455	$7,017	$211,925	$75,763	$147,342
Net realized gain (loss) on security transactions	(2,358)	(1,943)	261,592	146,665	(60,403)
Net realized gain distributions	—	132,409	744,612	366,495	—
Change in unrealized appreciation (depreciation)	132,362	(107,240)	339,210	272,595	164,171

Net increase (decrease) in net assets resulting from operations	139,459	30,243	1,557,339	861,518	251,110

Unit transactions:
Purchases	—	26,897	202,400	57,319	123,571
Net transfers	13,449	6,467	79,349	126,425	(18,481)
Surrenders for benefit payments and fees	(21,149)	(9,392)	(283,528)	(41,156)	(140,869)
Other transactions	—	—	—	—	25
Death benefits	(16,272)	(35,788)	(511,812)	(211,218)	(162,860)
Net loan activity	(4,705)	1,722	(59,849)	(99,425)	11,679
Cost of insurance and other fees	(10,637)	(38,679)	(481,877)	(203,240)	(176,916)

Net increase (decrease) in net assets resulting from unit transactions	(39,314)	(48,773)	(1,055,317)	(371,295)	(363,851)

Net increase (decrease) in net assets	100,145	(18,530)	502,022	490,223	(112,741)

Net assets:
Beginning of period	355,358	1,228,106	10,469,394	5,107,229	3,572,470
End of period	$455,503	$1,209,576	$10,971,416	$5,597,452	$3,459,729

The accompanying notes are an integral part of these financial statements.
SA-38

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$102,531	$9,270	$47,786	$212,410	$90,067
Net realized gain (loss) on security transactions	115,390	(480)	1,137,431	586,626	110,670
Net realized gain distributions	904,920	58,805	2,442,037	3,883,442	—
Change in unrealized appreciation (depreciation)	320,400	297,350	2,120,923	(784,893)	1,410,085

Net increase (decrease) in net assets resulting from operations	1,443,241	364,945	5,748,177	3,897,585	1,610,822

Unit transactions:
Purchases	117,250	69,922	394,954	360,911	149,340
Net transfers	71,722	2,222	(154,687)	(124,451)	9,526
Surrenders for benefit payments and fees	(131,927)	(91,743)	(1,165,451)	(555,146)	(243,393)
Other transactions	(28)	—	183	(3)	—
Death benefits	(105,832)	(22,990)	(322,893)	(497,313)	(164,337)
Net loan activity	(5,039)	(32,696)	(286,374)	(108,453)	10,208
Cost of insurance and other fees	(276,798)	(91,494)	(1,019,946)	(904,967)	(271,839)

Net increase (decrease) in net assets resulting from unit transactions	(330,652)	(166,779)	(2,554,214)	(1,829,422)	(510,495)

Net increase (decrease) in net assets	1,112,589	198,166	3,193,963	2,068,163	1,100,327

Net assets:
Beginning of period	6,836,300	2,575,508	29,892,286	22,448,402	6,240,395
End of period	$7,948,889	$2,773,674	$33,086,249	$24,516,565	$7,340,722

The accompanying notes are an integral part of these financial statements.
SA-39

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$43,854	$182,498	$5,876	$6,092	$24,235
Net realized gain (loss) on security transactions	52,223	154,826	7,373	(374)	(1,391)
Net realized gain distributions	154,207	564,378	12,803	2,497	50,494
Change in unrealized appreciation (depreciation)	696,044	871,037	13,192	11,348	42,977

Net increase (decrease) in net assets resulting from operations	946,328	1,772,739	39,244	19,563	116,315

Unit transactions:
Purchases	70,670	166,228	—	5,214	1,723
Net transfers	(16,515)	79,877	509	—	3
Surrenders for benefit payments and fees	(23,691)	(244,344)	(3,522)	(5,034)	(5,933)
Other transactions	—	26	—	—	—
Death benefits	(27,243)	(270,421)	(58,018)	—	—
Net loan activity	16	31,114	(1)	—	—
Cost of insurance and other fees	(93,352)	(448,473)	(7,561)	(12,041)	(37,792)

Net increase (decrease) in net assets resulting from unit transactions	(90,115)	(685,993)	(68,593)	(11,861)	(41,999)

Net increase (decrease) in net assets	856,213	1,086,746	(29,349)	7,702	74,316

Net assets:
Beginning of period	3,384,841	9,648,348	273,252	198,356	913,929
End of period	$4,241,054	$10,735,094	$243,903	$206,058	$988,245

The accompanying notes are an integral part of these financial statements.
SA-40

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity® VIP Overseas Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$34,229	$331,379	$—	$10,014	$3,239
Net realized gain (loss) on security transactions	2,280	—	135,350	14,906	3,175
Net realized gain distributions	58,259	—	1,110,584	480,510	18,020
Change in unrealized appreciation (depreciation)	104,061	—	18,781	(54,912)	12,161

Net increase (decrease) in net assets resulting from operations	198,829	331,379	1,264,715	450,518	36,595

Unit transactions:
Purchases	2,469	527,347	115,561	48,664	—
Net transfers	246,538	(439,045)	177,506	69,575	(3)
Surrenders for benefit payments and fees	—	(212,583)	(203,747)	(153,117)	(2,281)
Other transactions	—	(53)	—	—	—
Death benefits	—	(34,520)	(139,373)	(72,160)	(211)
Net loan activity	—	(92,223)	38,659	6,420	(139)
Cost of insurance and other fees	(23,153)	(628,764)	(231,162)	(124,366)	(7,467)

Net increase (decrease) in net assets resulting from unit transactions	225,854	(879,841)	(242,556)	(224,984)	(10,101)

Net increase (decrease) in net assets	424,683	(548,462)	1,022,159	225,534	26,494

Net assets:
Beginning of period	1,254,008	8,643,733	6,115,086	4,059,806	181,703
End of period	$1,678,691	$8,095,271	$7,137,245	$4,285,340	$208,197

The accompanying notes are an integral part of these financial statements.
SA-41

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Strategic Income VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$119,713	$17,178	$58,448	$44,471	$51,920
Net realized gain (loss) on security transactions	(3,614)	477	(814)	(24,443)	(8,399)
Net realized gain distributions	25,163	95,219	287,976	346,835	11
Change in unrealized appreciation (depreciation)	138,262	75,687	(29,020)	(66,761)	32,822

Net increase (decrease) in net assets resulting from operations	279,524	188,561	316,590	300,102	76,354

Unit transactions:
Purchases	65,671	17,461	—	86,371	14,709
Net transfers	(11,939)	(8,036)	(2,694)	5,868	552
Surrenders for benefit payments and fees	(16,452)	(13,060)	(64,281)	(142,287)	(11,703)
Other transactions	—	—	—	—	—
Death benefits	(4,688)	—	(43,940)	(94,567)	(30,467)
Net loan activity	737	(2,877)	(1,259)	(567)	904
Cost of insurance and other fees	(82,843)	(37,200)	(75,454)	(144,609)	(25,814)

Net increase (decrease) in net assets resulting from unit transactions	(49,514)	(43,712)	(187,628)	(289,791)	(51,819)

Net increase (decrease) in net assets	230,010	144,849	128,962	10,311	24,535

Net assets:
Beginning of period	2,244,659	825,705	2,858,420	4,242,321	1,062,759
End of period	$2,474,669	$970,554	$2,987,382	$4,252,632	$1,087,294

The accompanying notes are an integral part of these financial statements.
SA-42

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$506	$302,819	$356,186	$40,139	$336,357
Net realized gain (loss) on security transactions	563	129,681	641,261	222,867	180,034
Net realized gain distributions	1,150	1,421,665	6,427,381	944,090	3,380,004
Change in unrealized appreciation (depreciation)	2,091	(125,356)	(398,923)	83,984	(424,582)

Net increase (decrease) in net assets resulting from operations	4,310	1,728,809	7,025,905	1,291,080	3,471,813

Unit transactions:
Purchases	—	313,003	625,055	146,724	318,924
Net transfers	31	56,837	(643,514)	(10,178)	(453,978)
Surrenders for benefit payments and fees	(24)	(188,111)	(1,114,992)	(184,161)	(795,358)
Other transactions	—	(154)	82	26	(24)
Death benefits	(1,025)	(306,063)	(857,310)	(309,390)	(165,340)
Net loan activity	(1)	429,564	(161,233)	1,641	(149,250)
Cost of insurance and other fees	(861)	(764,063)	(2,173,942)	(358,752)	(940,697)

Net increase (decrease) in net assets resulting from unit transactions	(1,880)	(458,987)	(4,325,854)	(714,090)	(2,185,723)

Net increase (decrease) in net assets	2,430	1,269,822	2,700,051	576,990	1,286,090

Net assets:
Beginning of period	31,891	14,761,920	54,096,654	9,487,777	21,115,853
End of period	$34,321	$16,031,742	$56,796,705	$10,064,767	$22,401,943

The accompanying notes are an integral part of these financial statements.
SA-43

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$137,110	$—	$24,977	$262,769	$604,657
Net realized gain (loss) on security transactions	171,831	(96,174)	(14,472)	700,050	(128,444)
Net realized gain distributions	64,633	1,861,174	—	2,903,313	—
Change in unrealized appreciation (depreciation)	1,779,258	(1,797,160)	714,653	(2,151,612)	303,498

Net increase (decrease) in net assets resulting from operations	2,152,832	(32,160)	725,158	1,714,520	779,711

Unit transactions:
Purchases	165,911	124,574	114,102	341,443	337,478
Net transfers	334,861	(243)	112,847	736,543	219,013
Surrenders for benefit payments and fees	(304,076)	(172,597)	(176,743)	(545,107)	(435,811)
Other transactions	1	27	—	(105)	(118)
Death benefits	(593,630)	(138,184)	(93,562)	(1,467,830)	(153,557)
Net loan activity	24,593	(18,233)	(8,149)	(57,256)	(10,223)
Cost of insurance and other fees	(333,885)	(357,538)	(251,516)	(940,400)	(591,809)

Net increase (decrease) in net assets resulting from unit transactions	(706,225)	(562,194)	(303,021)	(1,932,712)	(635,027)

Net increase (decrease) in net assets	1,446,607	(594,354)	422,137	(218,192)	144,684

Net assets:
Beginning of period	7,478,965	10,235,032	5,668,416	22,641,304	11,087,847
End of period	$8,925,572	$9,640,678	$6,090,553	$22,423,112	$11,232,531

The accompanying notes are an integral part of these financial statements.
SA-44

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$336,279	$—	$803	$18,078	$12,710
Net realized gain (loss) on security transactions	45,332	6,701	4,078	(2,107)	30,774
Net realized gain distributions	—	22,668	57,688	—	94,187
Change in unrealized appreciation (depreciation)	(89,695)	(3,344)	9,423	5,856	6,546

Net increase (decrease) in net assets resulting from operations	291,916	26,025	71,992	21,827	144,217

Unit transactions:
Purchases	1,362,872	7,771	3,356	6,243	26,052
Net transfers	(81,606)	5,654	(12,298)	9,753	495
Surrenders for benefit payments and fees	(566,407)	(11,841)	(8,700)	(5,115)	(69,081)
Other transactions	(51)	—	—	—	—
Death benefits	(80,194)	(3,024)	—	—	(21,336)
Net loan activity	52,515	(75)	(25)	(86)	(12,260)
Cost of insurance and other fees	(1,422,054)	(20,326)	(6,027)	(6,753)	(38,125)

Net increase (decrease) in net assets resulting from unit transactions	(734,925)	(21,841)	(23,694)	4,042	(114,255)

Net increase (decrease) in net assets	(443,009)	4,184	48,298	25,869	29,962

Net assets:
Beginning of period	6,906,276	247,956	359,811	243,224	896,188
End of period	$6,463,267	$252,140	$408,109	$269,093	$926,150

The accompanying notes are an integral part of these financial statements.
SA-45

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$930	$3,610	$3,004	$—	$34,473
Net realized gain (loss) on security transactions	2,844	3,123	(453)	5,617	(5,318)
Net realized gain distributions	10,707	16,022	88,618	33,566	—
Change in unrealized appreciation (depreciation)	8,032	16,700	(10,958)	16,333	17,505

Net increase (decrease) in net assets resulting from operations	22,513	39,455	80,211	55,516	46,660

Unit transactions:
Purchases	—	3,809	—	6,573	13,212
Net transfers	(1)	(7)	(16)	22,049	17,785
Surrenders for benefit payments and fees	(10,145)	(17,519)	(33,849)	(36,698)	(10,210)
Other transactions	—	—	—	—	—
Death benefits	—	(1,983)	—	(43,558)	(25,679)
Net loan activity	—	37	(93)	(12)	172
Cost of insurance and other fees	(4,373)	(8,589)	(29,504)	(24,723)	(22,233)

Net increase (decrease) in net assets resulting from unit transactions	(14,519)	(24,252)	(63,462)	(76,369)	(26,953)

Net increase (decrease) in net assets	7,994	15,203	16,749	(20,853)	19,707

Net assets:
Beginning of period	143,451	246,476	932,916	788,757	573,583
End of period	$151,445	$261,679	$949,665	$767,904	$593,290

The accompanying notes are an integral part of these financial statements.
SA-46

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$14,248	$4,359	$3,080	$—	$51,071
Net realized gain (loss) on security transactions	27,461	9,760	44,535	(5,896)	(11,382)
Net realized gain distributions	188,140	80,744	78,816	—	—
Change in unrealized appreciation (depreciation)	124,464	26,400	(92,652)	101,108	40,405

Net increase (decrease) in net assets resulting from operations	354,313	121,263	33,779	95,212	80,094

Unit transactions:
Purchases	32,668	10,848	2,969	21,073	28,793
Net transfers	(56,691)	8,411	(94,023)	18,742	3,747
Surrenders for benefit payments and fees	(24,903)	(14,023)	(3,956)	(6,384)	(26,826)
Other transactions	—	—	—	—	—
Death benefits	—	(20,880)	(33,564)	(24,366)	(31,422)
Net loan activity	19,298	7,021	—	18,937	(51)
Cost of insurance and other fees	(69,353)	(21,978)	(11,857)	(19,493)	(56,298)

Net increase (decrease) in net assets resulting from unit transactions	(98,981)	(30,601)	(140,431)	8,509	(82,057)

Net increase (decrease) in net assets	255,332	90,662	(106,652)	103,721	(1,963)

Net assets:
Beginning of period	2,284,972	718,449	310,812	713,306	1,148,901
End of period	$2,540,304	$809,111	$204,160	$817,027	$1,146,938

The accompanying notes are an integral part of these financial statements.
SA-47

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Discovery Large Cap Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$64,056	$12,413	$—	$—	$1,092
Net realized gain (loss) on security transactions	16,906	39,934	40,525	4,530	(373)
Net realized gain distributions	170,807	57,747	42,042	323,852	21,906
Change in unrealized appreciation (depreciation)	(1,354)	(9,002)	(35,407)	(97,765)	28,243

Net increase (decrease) in net assets resulting from operations	250,415	101,092	47,160	230,617	50,868

Unit transactions:
Purchases	72,676	9,525	—	41,739	5,151
Net transfers	(28,908)	1,428	(75,728)	8,900	156
Surrenders for benefit payments and fees	(17,156)	(65,791)	(6,973)	(11,496)	(38,450)
Other transactions	—	—	—	—	—
Death benefits	(48,236)	(142,590)	(5,207)	(1,625)	(13,026)
Net loan activity	(15,602)	158	(18,444)	38,641	8,132
Cost of insurance and other fees	(186,037)	(24,290)	(21,420)	(48,363)	(9,809)

Net increase (decrease) in net assets resulting from unit transactions	(223,263)	(221,560)	(127,772)	27,796	(47,846)

Net increase (decrease) in net assets	27,152	(120,468)	(80,612)	258,413	3,022

Net assets:
Beginning of period	2,349,076	893,919	423,102	1,520,218	343,315
End of period	$2,376,228	$773,451	$342,490	$1,778,631	$346,337

The accompanying notes are an integral part of these financial statements.
SA-48

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$879	$3,057	$2,863	$213,131	$23,743
Net realized gain (loss) on security transactions	9,088	29,745	(1,188)	448,562	14,123
Net realized gain distributions	39,076	53,096	—	890,926	114,310
Change in unrealized appreciation (depreciation)	(16,955)	(20,754)	2,191	943,053	(61,289)

Net increase (decrease) in net assets resulting from operations	32,088	65,144	3,866	2,495,672	90,887

Unit transactions:
Purchases	2,099	—	—	—	—
Net transfers	(20,734)	(2,063)	(3)	(94,520)	(19,738)
Surrenders for benefit payments and fees	(1,737)	(55,207)	—	(634,455)	(12,557)
Other transactions	—	—	—	—	—
Death benefits	—	(69,669)	—	(376,594)	(191,565)
Net loan activity	65	(3,127)	(1)	(198,116)	(2)
Cost of insurance and other fees	(8,492)	(23,796)	(1,801)	(476,115)	(22,107)

Net increase (decrease) in net assets resulting from unit transactions	(28,799)	(153,862)	(1,805)	(1,779,800)	(245,969)

Net increase (decrease) in net assets	3,289	(88,718)	2,061	715,872	(155,082)

Net assets:
Beginning of period	357,137	847,576	44,087	13,270,174	932,630
End of period	$360,426	$758,858	$46,148	$13,986,046	$777,548

The accompanying notes are an integral part of these financial statements.
SA-49

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$157,042	$—	$154,672	$60,633	$6,115
Net realized gain (loss) on security transactions	29,126	1,415	(42,085)	(25,670)	44,233
Net realized gain distributions	—	9,404	—	—	160,302
Change in unrealized appreciation (depreciation)	1,211,857	9,781	91,864	52,657	600,768

Net increase (decrease) in net assets resulting from operations	1,398,025	20,600	204,451	87,620	811,418

Unit transactions:
Purchases	88,326	—	40,231	36,486	46,006
Net transfers	12,720	73	3,116	184,569	(174,181)
Surrenders for benefit payments and fees	(87,140)	(2,247)	(52,284)	(13,165)	(66,413)
Other transactions	—	—	—	—	—
Death benefits	(232,661)	(2,724)	(102,060)	(184,580)	(37,281)
Net loan activity	(26,927)	(12)	(5,128)	(9,387)	(656)
Cost of insurance and other fees	(203,570)	(6,111)	(128,000)	(63,489)	(127,479)

Net increase (decrease) in net assets resulting from unit transactions	(449,252)	(11,021)	(244,125)	(49,566)	(360,004)

Net increase (decrease) in net assets	948,773	9,579	(39,674)	38,054	451,414

Net assets:
Beginning of period	4,091,477	142,777	2,408,157	1,193,203	2,294,874
End of period	$5,040,250	$152,356	$2,368,483	$1,231,257	$2,746,288

The accompanying notes are an integral part of these financial statements.
SA-50

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$444	$420	$1,489	$276	$97,358
Net realized gain (loss) on security transactions	651	148	901	—	206,862
Net realized gain distributions	—	258	19,637	—	1,250,286
Change in unrealized appreciation (depreciation)	14,003	7,983	15,604	—	(357,312)

Net increase (decrease) in net assets resulting from operations	15,098	8,809	37,631	276	1,197,194

Unit transactions:
Purchases	—	—	—	—	145,173
Net transfers	—	1	—	—	750,544
Surrenders for benefit payments and fees	—	(795)	—	—	(188,146)
Other transactions	—	—	—	—	—
Death benefits	—	—	—	—	(886,071)
Net loan activity	(2)	—	—	—	(12,789)
Cost of insurance and other fees	(1,810)	(852)	(3,293)	(189)	(409,998)

Net increase (decrease) in net assets resulting from unit transactions	(1,812)	(1,646)	(3,293)	(189)	(601,287)

Net increase (decrease) in net assets	13,286	7,163	34,338	87	595,907

Net assets:
Beginning of period	44,587	25,994	222,216	7,097	11,402,968
End of period	$57,873	$33,157	$256,554	$7,184	$11,998,875

The accompanying notes are an integral part of these financial statements.
SA-51

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$4,254	$6,072	$—	$3,381	$1,802
Net realized gain (loss) on security transactions	(14,009)	2,048	(16,900)	1,345	(43,115)
Net realized gain distributions	58,207	16,956	—	29,028	—
Change in unrealized appreciation (depreciation)	(17,529)	39,381	181,104	48,863	97,480

Net increase (decrease) in net assets resulting from operations	30,923	64,457	164,204	82,617	56,167

Unit transactions:
Purchases	9,155	—	34,104	—	15,824
Net transfers	(7,468)	(11)	20,594	(90)	7,868
Surrenders for benefit payments and fees	(46,730)	(17,014)	(15,482)	(235)	(50,356)
Other transactions	—	—	—	—	—
Death benefits	(14,436)	(1,499)	(36,193)	(1,092)	(37,022)
Net loan activity	7,672	(26)	2,619	(9,641)	558
Cost of insurance and other fees	(15,366)	(7,353)	(49,666)	(15,814)	(16,061)

Net increase (decrease) in net assets resulting from unit transactions	(67,173)	(25,903)	(44,024)	(26,872)	(79,189)

Net increase (decrease) in net assets	(36,250)	38,554	120,180	55,745	(23,022)

Net assets:
Beginning of period	662,078	228,973	1,055,028	357,016	447,750
End of period	$625,828	$267,527	$1,175,208	$412,761	$424,728

The accompanying notes are an integral part of these financial statements.
SA-52

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$293,626	$14,400	$12,606	$21,739
Net realized gain (loss) on security transactions	531,655	488,209	25,513	(8,294)	11,833
Net realized gain distributions	2,315,920	1,459,621	51,375	—	103,987
Change in unrealized appreciation (depreciation)	712,542	1,825,897	65,766	12,664	155,842

Net increase (decrease) in net assets resulting from operations	3,560,117	4,067,353	157,054	16,976	293,401

Unit transactions:
Purchases	248,887	287,372	27,714	7,100	32,964
Net transfers	997,970	976,398	6,142	(22,238)	39
Surrenders for benefit payments and fees	(321,707)	(609,543)	(124,832)	(6,638)	(10,061)
Other transactions	(77)	(27)	—	—	—
Death benefits	(1,312,838)	(215,490)	(5,569)	—	(3,134)
Net loan activity	(76,569)	(60,611)	1,566	102	9,398
Cost of insurance and other fees	(937,564)	(963,246)	(34,127)	(7,514)	(56,651)

Net increase (decrease) in net assets resulting from unit transactions	(1,401,898)	(585,147)	(129,106)	(29,188)	(27,445)

Net increase (decrease) in net assets	2,158,219	3,482,206	27,948	(12,212)	265,956

Net assets:
Beginning of period	25,823,265	23,757,287	898,520	205,462	1,457,424
End of period	$27,981,484	$27,239,493	$926,468	$193,250	$1,723,380

The accompanying notes are an integral part of these financial statements.
SA-53

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$236	$45,486	$23,956	$43	$759
Net realized gain (loss) on security transactions	422	(9,872)	(52,387)	15,390	1,468
Net realized gain distributions	—	—	—	23,910	13,351
Change in unrealized appreciation (depreciation)	1,489	23,883	62,094	80,905	(4,531)

Net increase (decrease) in net assets resulting from operations	2,147	59,497	33,663	120,248	11,047

Unit transactions:
Purchases	463	15,806	31,288	10,603	5,573
Net transfers	(1)	5,398	(38,932)	(4,532)	(611)
Surrenders for benefit payments and fees	1	(16,599)	(88,251)	(62,651)	(812)
Other transactions	—	—	—	—	—
Death benefits	—	(38,301)	(30,077)	(1,726)	(3,495)
Net loan activity	(206)	(8,356)	(3,074)	409	(97)
Cost of insurance and other fees	(2,612)	(28,739)	(26,368)	(15,336)	(6,541)

Net increase (decrease) in net assets resulting from unit transactions	(2,355)	(70,791)	(155,414)	(73,233)	(5,983)

Net increase (decrease) in net assets	(208)	(11,294)	(121,751)	47,015	5,064

Net assets:
Beginning of period	6,886	714,470	520,593	334,902	114,071
End of period	$6,678	$703,176	$398,842	$381,917	$119,135

The accompanying notes are an integral part of these financial statements.
SA-54

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2025

	Putnam VT Large Cap Growth Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—
Net realized gain (loss) on security transactions	92,735	1,419
Net realized gain distributions	61,058	15,588
Change in unrealized appreciation (depreciation)	(72,506)	(8,331)

Net increase (decrease) in net assets resulting from operations	81,287	8,676

Unit transactions:
Purchases	9,548	—
Net transfers	(4,918)	(92)
Surrenders for benefit payments and fees	(216,746)	(4,015)
Other transactions	—	—
Death benefits	—	—
Net loan activity	(448)	(10)
Cost of insurance and other fees	(30,986)	(11,099)

Net increase (decrease) in net assets resulting from unit transactions	(243,550)	(15,216)

Net increase (decrease) in net assets	(162,263)	(6,540)

Net assets:
Beginning of period	651,304	192,867
End of period	$489,041	$186,327

The accompanying notes are an integral part of these financial statements.
SA-55

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	AB VPS International Value Portfolio (Class B)	AB VPS Discovery Value Portfolio (Class B)	American Funds IS® Asset Allocation Fund (Class 2)	American Funds IS® Washington Mutual Investors Fund (Class 2)	American Funds IS® The Bond Fund of America® (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$8,556	$7,695	$219,728	$79,156	$148,226
Net realized gain (loss) on security transactions	(7,931)	287	145,365	111,596	(60,612)
Net realized gain distributions	—	60,637	432,079	40,270	—
Change in unrealized appreciation (depreciation)	18,067	42,151	723,823	626,172	(49,481)

Net increase (decrease) in net assets resulting from operations	18,692	110,770	1,520,995	857,194	38,133

Unit transactions:
Purchases	—	28,655	231,972	60,667	140,829
Net transfers	(12,508)	(681)	(102,517)	6,288	78,674
Surrenders for benefit payments and fees	(7,991)	(31,233)	(146,468)	(170,580)	(126,272)
Other transactions	—	—	—	—	—
Death benefits	(2,340)	(7,088)	(156,042)	(147,035)	(117,441)
Net loan activity	(561)	(9,612)	(61,404)	(45,787)	(9,194)
Cost of insurance and other fees	(12,900)	(40,061)	(495,173)	(195,334)	(191,422)

Net increase (decrease) in net assets resulting from unit transactions	(36,300)	(60,020)	(729,632)	(491,781)	(224,826)

Net increase (decrease) in net assets	(17,608)	50,750	791,363	365,413	(186,693)

Net assets:
Beginning of period	372,966	1,177,356	9,678,031	4,741,816	3,759,163
End of period	$355,358	$1,228,106	$10,469,394	$5,107,229	$3,572,470

The accompanying notes are an integral part of these financial statements.
SA-56

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	American Funds IS® Global Growth Fund (Class 2)	American Funds IS® Global Small Capitalization Fund (Class 2)	American Funds IS® Growth Fund (Class 2)	American Funds IS® Growth-Income Fund (Class 2)	American Funds IS® International Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$106,788	$28,121	$91,500	$235,376	$77,711
Net realized gain (loss) on security transactions	209,024	(12,108)	821,230	493,949	48,568
Net realized gain distributions	198,672	98,186	625,389	943,458	—
Change in unrealized appreciation (depreciation)	359,282	(55,703)	5,896,789	2,829,042	84,552

Net increase (decrease) in net assets resulting from operations	873,766	58,496	7,434,908	4,501,825	210,831

Unit transactions:
Purchases	115,507	79,164	425,752	371,612	176,912
Net transfers	(29,301)	(19,173)	(416,489)	(355,616)	(129,999)
Surrenders for benefit payments and fees	(320,592)	(98,270)	(798,904)	(302,247)	(106,220)
Other transactions	2	29	(14)	308	—
Death benefits	(162,081)	(19,926)	(212,678)	(165,412)	(77,072)
Net loan activity	(20,496)	(40,099)	(189,964)	(129,854)	12,082
Cost of insurance and other fees	(277,608)	(97,940)	(976,541)	(880,336)	(287,632)

Net increase (decrease) in net assets resulting from unit transactions	(694,569)	(196,215)	(2,168,838)	(1,461,545)	(411,929)

Net increase (decrease) in net assets	179,197	(137,719)	5,266,070	3,040,280	(201,098)

Net assets:
Beginning of period	6,657,103	2,713,227	24,626,216	19,408,122	6,441,493
End of period	$6,836,300	$2,575,508	$29,892,286	$22,448,402	$6,240,395

The accompanying notes are an integral part of these financial statements.
SA-57

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	American Funds IS® New World Fund® (Class 2)	Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$48,486	$169,519	$6,648	$6,742	$24,138
Net realized gain (loss) on security transactions	90,782	151,325	632	(733)	(1,329)
Net realized gain distributions	16,606	553,833	1,750	169	25,692
Change in unrealized appreciation (depreciation)	69,362	481,195	13,151	3,849	16,247

Net increase (decrease) in net assets resulting from operations	225,236	1,355,872	22,181	10,027	64,748

Unit transactions:
Purchases	78,652	210,134	—	5,208	1,723
Net transfers	(191,550)	(113,227)	—	—	322,592
Surrenders for benefit payments and fees	(117,488)	(178,308)	(2,549)	(3,787)	—
Other transactions	—	28	—	—	—
Death benefits	(7,581)	(153,703)	—	—	(322,590)
Net loan activity	6,287	(38,844)	(8,428)	—	(91)
Cost of insurance and other fees	(100,464)	(467,712)	(8,092)	(13,296)	(35,388)

Net increase (decrease) in net assets resulting from unit transactions	(332,144)	(741,632)	(19,069)	(11,875)	(33,754)

Net increase (decrease) in net assets	(106,908)	614,240	3,112	(1,848)	30,994

Net assets:
Beginning of period	3,491,749	9,034,108	270,140	200,204	882,935
End of period	$3,384,841	$9,648,348	$273,252	$198,356	$913,929

The accompanying notes are an integral part of these financial statements.
SA-58

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity® VIP Overseas Portfolio (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$27,464	$394,150	$1,929	$13,750	$3,148
Net realized gain (loss) on security transactions	78,006	—	280,109	46,707	13,962
Net realized gain distributions	2,721	—	711,580	533,423	8,604
Change in unrealized appreciation (depreciation)	60,155	—	635,920	29,128	(14,811)

Net increase (decrease) in net assets resulting from operations	168,346	394,150	1,629,538	623,008	10,903

Unit transactions:
Purchases	3,226	601,264	112,423	71,675	—
Net transfers	(87,778)	3,336,386	(280,532)	(157,233)	455
Surrenders for benefit payments and fees	(623,210)	(1,361,040)	(238,093)	(54,499)	(2,943)
Other transactions	—	(25)	—	—	—
Death benefits	—	(53,788)	(82,720)	(24,297)	(19,000)
Net loan activity	(98)	130,783	26,184	(2,044)	(141)
Cost of insurance and other fees	(25,048)	(623,965)	(223,212)	(141,152)	(8,147)

Net increase (decrease) in net assets resulting from unit transactions	(732,908)	2,029,615	(685,950)	(307,550)	(29,776)

Net increase (decrease) in net assets	(564,562)	2,423,765	943,588	315,458	(18,873)

Net assets:
Beginning of period	1,818,570	6,219,968	5,171,498	3,744,348	200,576
End of period	$1,254,008	$8,643,733	$6,115,086	$4,059,806	$181,703

The accompanying notes are an integral part of these financial statements.
SA-59

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)	Franklin Strategic Income VIP Fund (Class 1)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$116,764	$14,873	$56,657	$38,129	$48,752
Net realized gain (loss) on security transactions	(8,066)	(1,565)	(13,220)	(20,797)	(9,449)
Net realized gain distributions	9,567	62,498	58,919	94,242	—
Change in unrealized appreciation (depreciation)	39,279	(36,423)	199,552	340,431	6,435

Net increase (decrease) in net assets resulting from operations	157,544	39,383	301,908	452,005	45,738

Unit transactions:
Purchases	66,311	21,536	—	104,860	13,439
Net transfers	(34,416)	(4,062)	(300)	(28,218)	(93)
Surrenders for benefit payments and fees	(48,160)	(17,700)	(65,531)	(153,457)	(2,358)
Other transactions	—	—	—	—	—
Death benefits	(14,394)	(14,405)	(41,071)	(8,944)	(13,380)
Net loan activity	(6,880)	(9,584)	(46,929)	(3,502)	(25,158)
Cost of insurance and other fees	(84,449)	(36,639)	(82,106)	(158,526)	(26,517)

Net increase (decrease) in net assets resulting from unit transactions	(121,988)	(60,854)	(235,937)	(247,787)	(54,067)

Net increase (decrease) in net assets	35,556	(21,471)	65,971	204,218	(8,329)

Net assets:
Beginning of period	2,209,103	847,176	2,792,449	4,038,103	1,071,088
End of period	$2,244,659	$825,705	$2,858,420	$4,242,321	$1,062,759

The accompanying notes are an integral part of these financial statements.
SA-60

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$453	$288,582	$403,684	$54,538	$405,854
Net realized gain (loss) on security transactions	1,024	179,375	1,006,837	256,922	223,938
Net realized gain distributions	—	960,737	2,174,610	387,945	1,432,317
Change in unrealized appreciation (depreciation)	3,395	96,072	6,617,143	1,326,955	459,516

Net increase (decrease) in net assets resulting from operations	4,872	1,524,766	10,202,274	2,026,360	2,521,625

Unit transactions:
Purchases	—	359,209	676,702	155,327	345,750
Net transfers	53	569,062	(1,262,579)	(240,030)	(198,262)
Surrenders for benefit payments and fees	—	(372,805)	(2,371,235)	(129,927)	(724,998)
Other transactions	—	159	(2)	1	132
Death benefits	(3,060)	(145,312)	(1,677,814)	(314,744)	(291,864)
Net loan activity	(2)	(489,850)	(40,970)	(51,000)	(28,706)
Cost of insurance and other fees	(1,161)	(811,471)	(2,230,202)	(357,324)	(969,242)

Net increase (decrease) in net assets resulting from unit transactions	(4,170)	(891,008)	(6,906,100)	(937,697)	(1,867,190)

Net increase (decrease) in net assets	702	633,758	3,296,174	1,088,663	654,435

Net assets:
Beginning of period	31,189	14,128,162	50,800,480	8,399,114	20,461,418
End of period	$31,891	$14,761,920	$54,096,654	$9,487,777	$21,115,853

The accompanying notes are an integral part of these financial statements.
SA-61

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$126,136	$—	$—	$367,511	$406,025
Net realized gain (loss) on security transactions	185,401	(108,866)	(76,976)	1,429,772	(166,787)
Net realized gain distributions	—	245,302	—	694,064	—
Change in unrealized appreciation (depreciation)	364,797	494,466	738,876	(442,261)	24,085

Net increase (decrease) in net assets resulting from operations	676,334	630,902	661,900	2,049,086	263,323

Unit transactions:
Purchases	169,744	139,654	113,042	387,506	336,491
Net transfers	(662,207)	(103,697)	(98,269)	(1,069,341)	343,234
Surrenders for benefit payments and fees	(363,693)	(423,538)	(379,705)	(1,044,550)	(348,595)
Other transactions	(75)	(26)	(26)	150	70
Death benefits	(31,190)	(32,879)	(124,263)	(363,530)	(435,616)
Net loan activity	31,997	23,004	31,552	(67,491)	(26,309)
Cost of insurance and other fees	(331,753)	(402,267)	(255,946)	(1,014,741)	(602,206)

Net increase (decrease) in net assets resulting from unit transactions	(1,187,177)	(799,749)	(713,615)	(3,171,997)	(732,931)

Net increase (decrease) in net assets	(510,843)	(168,847)	(51,715)	(1,122,911)	(469,608)

Net assets:
Beginning of period	7,989,808	10,403,879	5,720,131	23,764,215	11,557,455
End of period	$7,478,965	$10,235,032	$5,668,416	$22,641,304	$11,087,847

The accompanying notes are an integral part of these financial statements.
SA-62

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$316,281	$—	$2,582	$15,247	$13,399
Net realized gain (loss) on security transactions	68,904	7,994	6,545	(2,796)	25,135
Net realized gain distributions	—	—	7,742	—	62,851
Change in unrealized appreciation (depreciation)	(7,850)	49,169	85,875	(2,869)	19,323

Net increase (decrease) in net assets resulting from operations	377,335	57,163	102,744	9,582	120,708

Unit transactions:
Purchases	1,158,300	7,210	7,138	6,745	28,519
Net transfers	(201,997)	60,615	(101,321)	1,679	(11,501)
Surrenders for benefit payments and fees	(229,428)	(30,066)	—	(3,947)	(15,026)
Other transactions	(273)	—	—	—	—
Death benefits	(617,014)	(3,537)	—	(6,193)	(32,359)
Net loan activity	42,159	(217)	(2,208)	(85)	(1,468)
Cost of insurance and other fees	(1,304,140)	(17,290)	(13,458)	(6,793)	(46,260)

Net increase (decrease) in net assets resulting from unit transactions	(1,152,393)	16,715	(109,849)	(8,594)	(78,095)

Net increase (decrease) in net assets	(775,058)	73,878	(7,105)	988	42,613

Net assets:
Beginning of period	7,681,334	174,078	366,916	242,236	853,575
End of period	$6,906,276	$247,956	$359,811	$243,224	$896,188

The accompanying notes are an integral part of these financial statements.
SA-63

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. EQV International Equity Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$944	$4,516	$2,992	$978	$31,859
Net realized gain (loss) on security transactions	1,568	3,267	(4,236)	10,190	(2,494)
Net realized gain distributions	11,334	1,342	21,562	34,601	—
Change in unrealized appreciation (depreciation)	17,148	(6,411)	121,617	89,368	6,944

Net increase (decrease) in net assets resulting from operations	30,994	2,714	141,935	135,137	36,309

Unit transactions:
Purchases	—	3,982	—	8,320	14,681
Net transfers	—	(6,529)	(2,358)	(98,431)	8,810
Surrenders for benefit payments and fees	(10,678)	(2,623)	(22,201)	(4,474)	(4,527)
Other transactions	—	—	—	—	—
Death benefits	—	(18,349)	(18,379)	(14,607)	—
Net loan activity	(9)	(1,163)	(2,401)	1,680	1
Cost of insurance and other fees	(4,693)	(9,191)	(30,048)	(25,001)	(22,924)

Net increase (decrease) in net assets resulting from unit transactions	(15,380)	(33,873)	(75,387)	(132,513)	(3,959)

Net increase (decrease) in net assets	15,614	(31,159)	66,548	2,624	32,350

Net assets:
Beginning of period	127,837	277,635	866,368	786,133	541,233
End of period	$143,451	$246,476	$932,916	$788,757	$573,583

The accompanying notes are an integral part of these financial statements.
SA-64

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$12,593	$6,050	$2,095	$—	$51,216
Net realized gain (loss) on security transactions	21,038	30,611	4,220	(29,143)	(20,997)
Net realized gain distributions	128,599	52,542	21,313	—	—
Change in unrealized appreciation (depreciation)	265,390	47,443	24,365	76,533	1,064

Net increase (decrease) in net assets resulting from operations	427,620	136,646	51,993	47,390	31,283

Unit transactions:
Purchases	26,111	10,937	5,444	19,287	21,644
Net transfers	(41,086)	(80,178)	(87)	(1,476)	10,712
Surrenders for benefit payments and fees	(32,848)	(32,593)	—	(36,709)	(35,601)
Other transactions	—	—	—	—	—
Death benefits	(21,718)	(40,528)	—	—	(60,225)
Net loan activity	3,293	4,409	—	(31,810)	11,178
Cost of insurance and other fees	(67,863)	(21,760)	(15,433)	(20,630)	(57,691)

Net increase (decrease) in net assets resulting from unit transactions	(134,111)	(159,713)	(10,076)	(71,338)	(109,983)

Net increase (decrease) in net assets	293,509	(23,067)	41,917	(23,948)	(78,700)

Net assets:
Beginning of period	1,991,463	741,516	268,895	737,254	1,227,601
End of period	$2,284,972	$718,449	$310,812	$713,306	$1,148,901

The accompanying notes are an integral part of these financial statements.
SA-65

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)	Invesco V.I. Main Street Fund® (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$57,884	$14,898	$—	$—	$—
Net realized gain (loss) on security transactions	16,424	11,524	5,412	12,829	(1,881)
Net realized gain distributions	112,059	67,473	—	88,877	33,737
Change in unrealized appreciation (depreciation)	(11,730)	4,102	106,346	106,923	34,262

Net increase (decrease) in net assets resulting from operations	174,637	97,997	111,758	208,629	66,118

Unit transactions:
Purchases	65,148	11,246	—	46,830	7,394
Net transfers	41,569	(956)	—	(32,770)	(381)
Surrenders for benefit payments and fees	(52,485)	(11,042)	(2,516)	(60,983)	(6,992)
Other transactions	—	—	—	—	—
Death benefits	(8,894)	(28,450)	—	(1,419)	—
Net loan activity	(6,275)	(2,595)	(3)	(14,907)	4,263
Cost of insurance and other fees	(183,652)	(27,352)	(26,319)	(47,321)	(9,679)

Net increase (decrease) in net assets resulting from unit transactions	(144,589)	(59,149)	(28,838)	(110,570)	(5,395)

Net increase (decrease) in net assets	30,048	38,848	82,920	98,059	60,723

Net assets:
Beginning of period	2,319,028	855,071	340,182	1,422,159	282,592
End of period	$2,349,076	$893,919	$423,102	$1,520,218	$343,315

The accompanying notes are an integral part of these financial statements.
SA-66

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—	$2,875	$178,879	$21,134
Net realized gain (loss) on security transactions	8,369	5,156	(2,906)	458,697	5,448
Net realized gain distributions	13,386	—	—	614,209	—
Change in unrealized appreciation (depreciation)	22,102	159,031	2,611	1,117,786	109,043

Net increase (decrease) in net assets resulting from operations	43,857	164,187	2,580	2,369,571	135,625

Unit transactions:
Purchases	1,387	—	—	—	—
Net transfers	(30,990)	(4,193)	21	(40,811)	—
Surrenders for benefit payments and fees	(2)	(2,485)	—	(655,138)	(680)
Other transactions	—	—	—	—	—
Death benefits	—	(1,357)	(1,860)	(387,300)	—
Net loan activity	28	(55)	(1)	(107,388)	(11)
Cost of insurance and other fees	(9,250)	(25,534)	(2,005)	(516,280)	(26,832)

Net increase (decrease) in net assets resulting from unit transactions	(38,827)	(33,624)	(3,845)	(1,706,917)	(27,523)

Net increase (decrease) in net assets	5,030	130,563	(1,265)	662,654	108,102

Net assets:
Beginning of period	352,107	717,013	45,352	12,607,520	824,528
End of period	$357,137	$847,576	$44,087	$13,270,174	$932,630

The accompanying notes are an integral part of these financial statements.
SA-67

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$80,029	$1,108	$143,760	$77,555	$63,183
Net realized gain (loss) on security transactions	4,731	4,307	(64,376)	(99,485)	29,843
Net realized gain distributions	—	6,834	—	—	—
Change in unrealized appreciation (depreciation)	81,945	(8,084)	108,465	58,927	4,849

Net increase (decrease) in net assets resulting from operations	166,705	4,165	187,849	36,997	97,875

Unit transactions:
Purchases	102,136	—	47,002	38,949	46,897
Net transfers	(22,011)	(76)	(64,113)	(172,081)	4,949
Surrenders for benefit payments and fees	(97,076)	(613)	(71,230)	(12,788)	(243,042)
Other transactions	—	—	—	—	—
Death benefits	(293,346)	(12,345)	(29,442)	(21,094)	(202,007)
Net loan activity	(20,364)	(112)	(13,212)	(13,204)	816
Cost of insurance and other fees	(194,834)	(7,144)	(129,148)	(67,148)	(121,655)

Net increase (decrease) in net assets resulting from unit transactions	(525,495)	(20,290)	(260,143)	(247,366)	(514,042)

Net increase (decrease) in net assets	(358,790)	(16,125)	(72,294)	(210,369)	(416,167)

Net assets:
Beginning of period	4,450,267	158,902	2,480,451	1,403,572	2,711,041
End of period	$4,091,477	$142,777	$2,408,157	$1,193,203	$2,294,874

The accompanying notes are an integral part of these financial statements.
SA-68

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Core Equity Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$694	$681	$1,644	$337	$46,648
Net realized gain (loss) on security transactions	394	(1)	900	—	934,257
Net realized gain distributions	—	74	11,139	—	76,879
Change in unrealized appreciation (depreciation)	5,203	632	34,463	—	1,474,991

Net increase (decrease) in net assets resulting from operations	6,291	1,386	48,146	337	2,532,775

Unit transactions:
Purchases	—	—	—	—	154,941
Net transfers	—	—	—	—	(962,218)
Surrenders for benefit payments and fees	—	—	(618)	—	(618,018)
Other transactions	—	—	—	—	—
Death benefits	—	—	—	—	(348,782)
Net loan activity	(1)	—	—	—	(43,997)
Cost of insurance and other fees	(1,647)	(809)	(3,033)	(183)	(441,389)

Net increase (decrease) in net assets resulting from unit transactions	(1,648)	(809)	(3,651)	(183)	(2,259,463)

Net increase (decrease) in net assets	4,643	577	44,495	154	273,312

Net assets:
Beginning of period	39,944	25,417	177,721	6,943	11,129,656
End of period	$44,587	$25,994	$222,216	$7,097	$11,402,968

The accompanying notes are an integral part of these financial statements.
SA-69

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,707	$6,012	$—	$3,530	$—
Net realized gain (loss) on security transactions	(34,281)	977	(57,284)	(212)	(99,445)
Net realized gain distributions	32,549	—	—	1,208	—
Change in unrealized appreciation (depreciation)	31,180	(8,600)	(79,940)	15,321	235,732

Net increase (decrease) in net assets resulting from operations	36,155	(1,611)	(137,224)	19,847	136,287

Unit transactions:
Purchases	11,914	—	34,691	—	14,699
Net transfers	(124,192)	179	(28,836)	2	(5,314)
Surrenders for benefit payments and fees	(5,318)	(2,204)	(30,830)	(56)	(1)
Other transactions	—	—	—	—	—
Death benefits	(81,886)	(7,583)	(20,324)	—	—
Net loan activity	6,448	(1,009)	(26,308)	(11,630)	(42,206)
Cost of insurance and other fees	(20,375)	(7,710)	(54,259)	(16,036)	(13,499)

Net increase (decrease) in net assets resulting from unit transactions	(213,409)	(18,327)	(125,866)	(27,720)	(46,321)

Net increase (decrease) in net assets	(177,254)	(19,938)	(263,090)	(7,873)	89,966

Net assets:
Beginning of period	839,332	248,911	1,318,118	364,889	357,784
End of period	$662,078	$228,973	$1,055,028	$357,016	$447,750

The accompanying notes are an integral part of these financial statements.
SA-70

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Large Cap Growth Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$22,914	$289,250	$14,455	$12,025	$15,392
Net realized gain (loss) on security transactions	1,419,270	632,960	23,231	(2,971)	32,614
Net realized gain distributions	1,009,728	963,807	54,565	—	62,648
Change in unrealized appreciation (depreciation)	4,601,664	2,974,561	39,163	2,177	127,475

Net increase (decrease) in net assets resulting from operations	7,053,576	4,860,578	131,414	11,231	238,129

Unit transactions:
Purchases	280,919	287,465	31,287	7,923	30,304
Net transfers	(1,143,185)	189,065	(6,946)	2,024	64,423
Surrenders for benefit payments and fees	(662,106)	(278,171)	(57,210)	(6)	(23,854)
Other transactions	26	27	—	—	—
Death benefits	(514,353)	(525,355)	(18,263)	(5,160)	(2,469)
Net loan activity	(125,616)	(8,801)	(37,197)	1,964	12,942
Cost of insurance and other fees	(927,978)	(920,336)	(34,902)	(9,668)	(55,028)

Net increase (decrease) in net assets resulting from unit transactions	(3,092,293)	(1,256,106)	(123,231)	(2,923)	26,318

Net increase (decrease) in net assets	3,961,283	3,604,472	8,183	8,308	264,447

Net assets:
Beginning of period	21,861,982	20,152,815	890,337	197,154	1,192,977
End of period	$25,823,265	$23,757,287	$898,520	$205,462	$1,457,424

The accompanying notes are an integral part of these financial statements.
SA-71

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$169	$40,809	$32,825	$7,307	$217
Net realized gain (loss) on security transactions	1,286	(8,480)	(40,457)	2,094	1,214
Net realized gain distributions	—	—	—	—	704
Change in unrealized appreciation (depreciation)	(735)	21,213	19,992	737	19,453

Net increase (decrease) in net assets resulting from operations	720	53,542	12,360	10,138	21,588

Unit transactions:
Purchases	581	17,702	32,906	13,394	5,441
Net transfers	—	(795)	(17)	5,738	1
Surrenders for benefit payments and fees	(18,751)	(30,287)	(69,590)	(2,993)	—
Other transactions	—	—	—	—	—
Death benefits	—	—	(2,956)	(13,097)	—
Net loan activity	(186)	891	(25,594)	362	(91)
Cost of insurance and other fees	(2,497)	(30,614)	(29,416)	(14,205)	(6,296)

Net increase (decrease) in net assets resulting from unit transactions	(20,853)	(43,103)	(94,667)	(10,801)	(945)

Net increase (decrease) in net assets	(20,133)	10,439	(82,307)	(663)	20,643

Net assets:
Beginning of period	27,019	704,031	602,900	335,565	93,428
End of period	$6,886	$714,470	$520,593	$334,902	$114,071

The accompanying notes are an integral part of these financial statements.
SA-72

Separate Account VL I
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2024

	Putnam VT Large Cap Growth Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—
Net realized gain (loss) on security transactions	15,134	274
Net realized gain distributions	24,774	—
Change in unrealized appreciation (depreciation)	127,527	39,154

Net increase (decrease) in net assets resulting from operations	167,435	39,428

Unit transactions:
Purchases	11,422	—
Net transfers	9,126	1
Surrenders for benefit payments and fees	(16,494)	(1)
Other transactions	—	—
Death benefits	—	—
Net loan activity	264	(11)
Cost of insurance and other fees	(30,132)	(14,209)

Net increase (decrease) in net assets resulting from unit transactions	(25,814)	(14,220)

Net increase (decrease) in net assets	141,621	25,208

Net assets:
Beginning of period	509,683	167,659
End of period	$651,304	$192,867

The accompanying notes are an integral part of these financial statements.
SA-73

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
1.Organization:

Separate Account VL I (the “Account”) is a separate investment account established by Talcott Resolution Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Resolution Life, Inc. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

In 2025, the Account was comprised of the following Sub-Accounts:

AB VPS International Value Portfolio (Class B)
AB VPS Discovery Value Portfolio (Class B)
American Funds IS® Asset Allocation Fund (Class 2)
American Funds IS® Washington Mutual Investors Fund (Class 2)
American Funds IS® The Bond Fund of America® (Class 2)
American Funds IS® Global Growth Fund (Class 2)
American Funds IS® Global Small Capitalization Fund (Class 2)
American Funds IS® Growth Fund (Class 2)
American Funds IS® Growth-Income Fund (Class 2)
American Funds IS® International Fund (Class 2)
American Funds IS® New World Fund® (Class 2)
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)
Fidelity® VIP Asset Manager 50% Portfolio (Initial Class) (formerly Fidelity® VIP Asset Manager Portfolio (Initial Class))
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)
Fidelity® VIP Government Money Market Portfolio (Service Class)
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)
Fidelity® VIP Overseas Portfolio (Initial Class)
Franklin Income VIP Fund (Class 2)
Franklin Mutual Global Discovery VIP Fund (Class 2)
Franklin Mutual Shares VIP Fund (Class 2)
Franklin Small Cap Value VIP Fund (Class 2)
Franklin Strategic Income VIP Fund (Class 1)
Putnam VT George Putnam Balanced Fund (Class IA)
Hartford Balanced HLS Fund (Class IA)
Hartford Capital Appreciation HLS Fund (Class IA)
Hartford Disciplined Equity HLS Fund (Class IA)

SA-74

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
1.Organization (continued):

Hartford Dividend and Growth HLS Fund (Class IA)
Hartford International Opportunities HLS Fund (Class IA)
Hartford MidCap HLS Fund (Class IA)
Hartford Small Company HLS Fund (Class IA)
Hartford Stock HLS Fund (Class IA)
Hartford Total Return Bond HLS Fund (Class IA)
Hartford Ultrashort Bond HLS Fund (Class IA)
Invesco V.I. American Franchise Fund (Series I)
Invesco V.I. American Value Fund (Series II)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Invesco V.I. Comstock Fund (Series II)
Invesco V.I. Core Equity Fund (Series I)
Invesco V.I. EQV International Equity Fund (Series I)
Invesco V.I. Main Street Mid Cap Fund® (Series I)
Invesco V.I. Small Cap Equity Fund (Series I)
Lord Abbett Bond Debenture Portfolio (Class VC)
Lord Abbett Dividend Growth Portfolio (Class VC)
Lord Abbett Growth and Income Portfolio (Class VC)
MFS® Investors Trust Series (Initial Class)
MFS® New Discovery Series (Initial Class)
MFS® Total Return Bond Series (Initial Class)
MFS® Total Return Series (Initial Class)
MFS® Value Series (Initial Class)
Invesco V.I. Discovery Large Cap Fund (Series II) (formerly Invesco V.I. Capital Appreciation Fund (Series II))
Invesco V.I. Global Fund (Series II)
Invesco V.I. Main Street Fund® (Series II)
Invesco V.I. Main Street Small Cap Fund® (Series II)
Putnam VT Small Cap Growth Fund (Class IB)
Putnam VT Diversified Income Fund (Class IA)
Putnam VT Large Cap Value Fund (Class IA)
Putnam VT Global Asset Allocation Fund (Class IA)
Putnam VT Focused International Equity Fund (Class IA)
Putnam VT Global Health Care Fund (Class IA)
Putnam VT High Yield Fund (Class IA)
Putnam VT Income Fund (Class IA)
Putnam VT International Equity Fund (Class IA)
Putnam VT Emerging Markets Equity Fund (Class IA)
Putnam VT International Value Fund (Class IA)
Putnam VT Core Equity Fund (Class IA)
Putnam VT Government Money Market Fund (Class IA)
Putnam VT Sustainable Leaders Fund (Class IA)

SA-75

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
1.Organization (continued):

Putnam VT Small Cap Value Fund (Class IB)
Templeton Foreign VIP Fund (Class 2)
Templeton Global Bond VIP Fund (Class 2)
Templeton Growth VIP Fund (Class 2)
Morgan Stanley VIF Discovery Portfolio (Class II)
Putnam VT Large Cap Growth Fund (Class IA)
BlackRock S&P 500 Index V.I. Fund (Class I)
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)
Putnam VT Diversified Income Fund (Class IB)
Putnam VT Large Cap Value Fund (Class IB)
Putnam VT Focused International Equity Fund (Class IB)
Putnam VT High Yield Fund (Class IB)
Putnam VT Income Fund (Class IB)
Putnam VT International Equity Fund (Class IB)
Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT Large Cap Growth Fund (Class IB)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. The Account may invest in one or more share classes of a fund. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a fund is subject to a merger by the fund manager, the Sub-Account invested in the surviving fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are recorded at fair value and are reflected in the Statements of Changes in Net Assets as a net transfer and purchases and sales in Note 4. There were no mergers during the period ended December 31, 2025.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The following is a summary of significant accounting policies of the Account, which are in accordance with U.S. GAAP:

a)    Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date depending on the Funds and are reinvested in additional shares of the Funds. Net realized gain distributions are accrued as of the ex-dividend date and are reinvested in additional shares of the Funds. Net realized gain distributions represent those dividends from the Funds, which are characterized as capital gains under tax regulations.

SA-76

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies(continued)
b)    Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c)    Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)    Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)    Mortality Risk - The mortality risk is fully borne by the Sponsor Company. In the event of a death, any contractual payments due in excess of the contract owner account value are the obligation of the Sponsor Company. The transfer of the existing contract owner account value is included in ‘Death benefits’ on the accompanying Statements of Changes in Net Assets.

f)    Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2025 closing net asset value as determined by the appropriate fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account can access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2025, the Sub-Accounts invest in mutual funds that are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts.

g)    Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2020 tax year with the exception of net operating loss (“NOL”) carryforwards utilized in open tax years and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2025.

SA-77

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):
h)    Segment Reporting - The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that each Sub-Account acts as an operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

3. Administration of the Account and Related Charges

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)    Cost of Insurance - In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges ("COI"), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract’s account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are included on the accompanying Statements of Changes in Net Assets.

b)    Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.40% of the Sub-Account’s average daily net assets. These expenses are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

c)    Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of $25 for these services. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

d)    Rider Charges - The Sponsor Company will charge an expense for various rider charges, which are deducted through the redemption of units from applicable contract owners’ accounts and are included in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets. The various rider charges are as follows:

SA-78

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
3. Administration of the Account and Related Charges (continued):

Rider Name	Increment	$ or %
Enhanced No Lapse Guarantee Rider	monthly, per $1,000 of face amount	$0.10*
Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$83.33*
Deduction Amount Waiver Rider	of the monthly deduction amount	34.5%*
Waiver of Specified Amount Disability Benefit Rider	monthly, per $1 of specified amount	$0.199*
Accidental Death Benefit Rider	monthly, per $1,000 of the net amount at risk	$0.183*
Yearly Renewable Term Life Insurance Rider	monthly, per $1,000 of the net amount at risk	$10.475833*
Guaranteed Withdrawal Benefit	monthly, of account value invested in the Eligible Investment Choices	0.0625%*
Waiver of Scheduled Premium Option Rider	each time waived	11%
Lifetime No Lapse Guarantee Rider	monthly, per $1,000 of the face amount	$0.06*
LifeAccess Accelerated Benefit Rider	monthly, per 1,000 of the benefit net amount at risk	$1.61192*
Accelerated Death Benefit Rider	one time charge when benefit exercised	$300.00
Child Insurance Rider	monthly, per $1,000 of coverage	$0.50

* Maximum charge

e)    Issue Charges - The Sponsor Company may make deductions to cover issue expenses at a maximum fee of $54.17 per $1,000 of the initial face amount. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

f)    Other fees - The monthly per $1,000 charge, which is based on the initial face amount, may be deducted, by the Sponsor Company, at a maximum fee of $32. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

g)    Transactions with Related Parties - There were no transactions with related parties during the period ended December 31, 2025.

4.    Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the period ended December 31, 2025 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS International Value Portfolio (Class B)	$—	$39,314
AB VPS Discovery Value Portfolio (Class B)	19,324	68,097
American Funds IS® Asset Allocation Fund (Class 2)	193,288	1,248,605
American Funds IS® Washington Mutual Investors Fund (Class 2)	173,454	544,749
American Funds IS® The Bond Fund of America® (Class 2)	87,805	451,656
American Funds IS® Global Growth Fund (Class 2)	124,221	454,874
American Funds IS® Global Small Capitalization Fund (Class 2)	35,861	202,640
American Funds IS® Growth Fund (Class 2)	189,400	2,743,614
American Funds IS® Growth-Income Fund (Class 2)	161,831	1,991,252
American Funds IS® International Fund (Class 2)	203,711	714,206
American Funds IS® New World Fund® (Class 2)	107,375	197,490
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	40,623	726,616
Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	—	68,592
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	4,092	15,953

SA-79

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	$568	$42,566
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	247,821	21,966
Fidelity® VIP Government Money Market Portfolio (Service Class)	719,332	1,599,173
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	162,410	404,966
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	145,680	370,665
Fidelity® VIP Overseas Portfolio (Initial Class)	—	10,103
Franklin Income VIP Fund (Class 2)	39,199	88,714
Franklin Mutual Global Discovery VIP Fund (Class 2)	7,826	51,537
Franklin Mutual Shares VIP Fund (Class 2)	—	187,628
Franklin Small Cap Value VIP Fund (Class 2)	58,259	348,051
Franklin Strategic Income VIP Fund (Class 1)	7,493	59,311
Putnam VT George Putnam Balanced Fund (Class IA)	—	1,881
Hartford Balanced HLS Fund (Class IA)	578,607	1,037,594
Hartford Capital Appreciation HLS Fund (Class IA)	115,306	4,441,159
Hartford Disciplined Equity HLS Fund (Class IA)	60,370	774,460
Hartford Dividend and Growth HLS Fund (Class IA)	65,612	2,251,335
Hartford International Opportunities HLS Fund (Class IA)	101,468	807,693
Hartford MidCap HLS Fund (Class IA)	23,914	586,110
Hartford Small Company HLS Fund (Class IA)	195,565	498,586
Hartford Stock HLS Fund (Class IA)	65,124	1,997,837
Hartford Total Return Bond HLS Fund (Class IA)	362,603	997,630
Hartford Ultrashort Bond HLS Fund (Class IA)	1,006,911	1,741,836
Invesco V.I. American Franchise Fund (Series I)	11,920	33,760
Invesco V.I. American Value Fund (Series II)	2,995	26,690
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	15,406	11,365
Invesco V.I. Comstock Fund (Series II)	20,423	134,677
Invesco V.I. Core Equity Fund (Series I)	—	14,519
Invesco V.I. EQV International Equity Fund (Series I)	1,965	26,217
Invesco V.I. Main Street Mid Cap Fund® (Series I)	290	63,752
Invesco V.I. Small Cap Equity Fund (Series I)	24,168	100,537
Lord Abbett Bond Debenture Portfolio (Class VC)	34,355	61,307
Lord Abbett Dividend Growth Portfolio (Class VC)	53,299	152,280
Lord Abbett Growth and Income Portfolio (Class VC)	15,805	46,407
MFS® Investors Trust Series (Initial Class)	5,063	145,493
MFS® New Discovery Series (Initial Class)	51,960	43,450
MFS® Total Return Bond Series (Initial Class)	23,431	105,488
MFS® Total Return Series (Initial Class)	52,807	276,069
MFS® Value Series (Initial Class)	7,785	229,344
Invesco V.I. Discovery Large Cap Fund (Series II)	—	127,772
Invesco V.I. Global Fund (Series II)	74,846	47,051
Invesco V.I. Main Street Fund® (Series II)	10,013	57,858
Invesco V.I. Main Street Small Cap Fund® (Series II)	26,834	55,633

SA-80

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Putnam VT Small Cap Growth Fund (Class IB)	$—	$153,862
Putnam VT Diversified Income Fund (Class IA)	—	1,805
Putnam VT Large Cap Value Fund (Class IA)	43,166	1,822,965
Putnam VT Global Asset Allocation Fund (Class IA)	—	245,970
Putnam VT Focused International Equity Fund (Class IA)	33,639	482,891
Putnam VT Global Health Care Fund (Class IA)	—	11,019
Putnam VT High Yield Fund (Class IA)	39,618	283,743
Putnam VT Income Fund (Class IA)	22,851	72,418
Putnam VT International Equity Fund (Class IA)	29,329	389,333
Putnam VT Emerging Markets Equity Fund (Class IA)	—	1,813
Putnam VT International Value Fund (Class IA)	—	1,646
Putnam VT Core Equity Fund (Class IA)	1	3,293
Putnam VT Government Money Market Fund (Class IA)	—	190
Putnam VT Sustainable Leaders Fund (Class IA)	29,430	630,717
Putnam VT Small Cap Value Fund (Class IB)	15,636	82,808
Templeton Foreign VIP Fund (Class 2)	—	25,904
Templeton Global Bond VIP Fund (Class 2)	17,274	61,297
Templeton Growth VIP Fund (Class 2)	—	26,872
Morgan Stanley VIF Discovery Portfolio (Class II)	18,270	97,460
Putnam VT Large Cap Growth Fund (Class IA)	40,948	1,442,847
BlackRock S&P 500 Index V.I. Fund (Class I)	1,106,891	1,692,039
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	31,997	161,103
Putnam VT Diversified Income Fund (Class IB)	12,771	41,959
Putnam VT Large Cap Value Fund (Class IB)	20,486	47,931
Putnam VT Focused International Equity Fund (Class IB)	28	2,384
Putnam VT High Yield Fund (Class IB)	8,753	79,544
Putnam VT Income Fund (Class IB)	17,111	172,524
Putnam VT International Equity Fund (Class IB)	7,391	80,626
Putnam VT Sustainable Leaders Fund (Class IB)	2,890	8,872
Putnam VT Large Cap Growth Fund (Class IB)	4,957	248,508
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	15,217

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2025 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS International Value Portfolio (Class B)	—	2,726	(2,726)
AB VPS Discovery Value Portfolio (Class B)	447	1,557	(1,110)
American Funds IS® Asset Allocation Fund (Class 2)	3,314	21,953	(18,639)
American Funds IS® Washington Mutual Investors Fund (Class 2)	2,452	7,283	(4,831)

SA-81

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS® The Bond Fund of America® (Class 2)	4,705	23,873	(19,168)
American Funds IS® Global Growth Fund (Class 2)	16,763	60,432	(43,669)
American Funds IS® Global Small Capitalization Fund (Class 2)	6,980	38,261	(31,281)
American Funds IS® Growth Fund (Class 2)	19,737	281,174	(261,437)
American Funds IS® Growth-Income Fund (Class 2)	22,623	246,795	(224,172)
American Funds IS® International Fund (Class 2)	4,547	15,491	(10,944)
American Funds IS® New World Fund® (Class 2)	1,551	2,860	(1,309)
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	3,327	58,083	(54,756)
Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)	—	9,508	(9,508)
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	178	701	(523)
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	21	1,600	(1,579)
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	7,822	711	7,111
Fidelity® VIP Government Money Market Portfolio (Service Class)	60,777	134,738	(73,961)
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	1,994	5,081	(3,087)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	2,798	6,969	(4,171)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	1,653	(1,653)
Franklin Income VIP Fund (Class 2)	1,293	2,865	(1,572)
Franklin Mutual Global Discovery VIP Fund (Class 2)	213	1,384	(1,171)
Franklin Mutual Shares VIP Fund (Class 2)	—	4,290	(4,290)
Franklin Small Cap Value VIP Fund (Class 2)	818	4,928	(4,110)
Franklin Strategic Income VIP Fund (Class 1)	378	3,033	(2,655)
Putnam VT George Putnam Balanced Fund (Class IA)	—	39	(39)
Hartford Balanced HLS Fund (Class IA)	48,036	90,710	(42,674)
Hartford Capital Appreciation HLS Fund (Class IA)	4,087	140,776	(136,689)
Hartford Disciplined Equity HLS Fund (Class IA)	6,229	79,971	(73,742)
Hartford Dividend and Growth HLS Fund (Class IA)	3,183	107,437	(104,254)
Hartford International Opportunities HLS Fund (Class IA)	12,866	105,690	(92,824)
Hartford MidCap HLS Fund (Class IA)	1,487	35,077	(33,590)
Hartford Small Company HLS Fund (Class IA)	22,560	52,358	(29,798)
Hartford Stock HLS Fund (Class IA)	3,747	114,484	(110,737)
Hartford Total Return Bond HLS Fund (Class IA)	84,249	234,250	(150,001)
Hartford Ultrashort Bond HLS Fund (Class IA)	458,688	795,095	(336,407)
Invesco V.I. American Franchise Fund (Series I)	188	576	(388)
Invesco V.I. American Value Fund (Series II)	68	572	(504)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	748	560	188
Invesco V.I. Comstock Fund (Series II)	409	2,671	(2,262)
Invesco V.I. Core Equity Fund (Series I)	—	217	(217)
Invesco V.I. EQV International Equity Fund (Series I)	94	1,213	(1,119)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	5	1,170	(1,165)
Invesco V.I. Small Cap Equity Fund (Series I)	488	2,121	(1,633)
Lord Abbett Bond Debenture Portfolio (Class VC)	1,370	2,435	(1,065)

SA-82

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Dividend Growth Portfolio (Class VC)	867	2,520	(1,653)
Lord Abbett Growth and Income Portfolio (Class VC)	358	1,057	(699)
MFS® Investors Trust Series (Initial Class)	84	2,266	(2,182)
MFS® New Discovery Series (Initial Class)	694	558	136
MFS® Total Return Bond Series (Initial Class)	1,241	5,575	(4,334)
MFS® Total Return Series (Initial Class)	1,281	6,602	(5,321)
MFS® Value Series (Initial Class)	183	5,399	(5,216)
Invesco V.I. Discovery Large Cap Fund (Series II)	—	1,922	(1,922)
Invesco V.I. Global Fund (Series II)	1,549	977	572
Invesco V.I. Main Street Fund® (Series II)	174	988	(814)
Invesco V.I. Main Street Small Cap Fund® (Series II)	559	1,075	(516)
Putnam VT Small Cap Growth Fund (Class IB)	—	1,946	(1,946)
Putnam VT Diversified Income Fund (Class IA)	—	44	(44)
Putnam VT Large Cap Value Fund (Class IA)	458	20,828	(20,370)
Putnam VT Global Asset Allocation Fund (Class IA)	—	2,730	(2,730)
Putnam VT Focused International Equity Fund (Class IA)	410	6,072	(5,662)
Putnam VT Global Health Care Fund (Class IA)	—	145	(145)
Putnam VT High Yield Fund (Class IA)	563	4,028	(3,465)
Putnam VT Income Fund (Class IA)	553	1,728	(1,175)
Putnam VT International Equity Fund (Class IA)	823	9,870	(9,047)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	51	(51)
Putnam VT International Value Fund (Class IA)	—	43	(43)
Putnam VT Core Equity Fund (Class IA)	—	46	(46)
Putnam VT Government Money Market Fund (Class IA)	—	89	(89)
Putnam VT Sustainable Leaders Fund (Class IA)	184	3,899	(3,715)
Putnam VT Small Cap Value Fund (Class IB)	435	2,288	(1,853)
Templeton Foreign VIP Fund (Class 2)	—	854	(854)
Templeton Global Bond VIP Fund (Class 2)	1,020	3,610	(2,590)
Templeton Growth VIP Fund (Class 2)	—	1,141	(1,141)
Morgan Stanley VIF Discovery Portfolio (Class II)	284	1,581	(1,297)
Putnam VT Large Cap Growth Fund (Class IA)	895	32,085	(31,190)
BlackRock S&P 500 Index V.I. Fund (Class I)	39,523	65,027	(25,504)
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	710	3,564	(2,854)
Putnam VT Diversified Income Fund (Class IB)	673	2,215	(1,542)
Putnam VT Large Cap Value Fund (Class IB)	232	539	(307)
Putnam VT Focused International Equity Fund (Class IB)	1	50	(49)
Putnam VT High Yield Fund (Class IB)	239	2,157	(1,918)
Putnam VT Income Fund (Class IB)	817	8,235	(7,418)
Putnam VT International Equity Fund (Class IB)	200	2,023	(1,823)
Putnam VT Sustainable Leaders Fund (Class IB)	29	97	(68)

SA-83

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Large Cap Growth Fund (Class IB)	107	5,115	(5,008)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	893	(893)

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Sustainable International Thematic Portfolio (Class B)	—	8,360	(8,360)
AB VPS International Value Portfolio (Class B)	—	2,943	(2,943)
AB VPS Discovery Value Portfolio (Class B)	489	1,914	(1,425)
American Funds IS® Asset Allocation Fund (Class 2)	1,467	16,380	(14,913)
American Funds IS® Washington Mutual Investors Fund (Class 2)	685	8,586	(7,901)
American Funds IS® The Bond Fund of America® (Class 2)	8,383	21,099	(12,716)
American Funds IS® Global Growth Fund (Class 2)	8,859	115,073	(106,214)
American Funds IS® Global Small Capitalization Fund (Class 2)	11,893	52,206	(40,313)
American Funds IS® Growth Fund (Class 2)	26,422	304,248	(277,826)
American Funds IS® Growth-Income Fund (Class 2)	20,594	241,989	(221,395)
American Funds IS® International Fund (Class 2)	4,324	14,172	(9,848)
American Funds IS® New World Fund® (Class 2)	1,890	7,448	(5,558)
Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)	6,489	73,749	(67,260)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	3,086	(3,086)
Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)	163	718	(555)
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)	8	1,388	(1,380)
Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)	468	25,985	(25,517)
Fidelity® VIP Government Money Market Portfolio (Service Class)	330,284	149,026	181,258
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	1,732	12,473	(10,741)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	2,067	8,393	(6,326)
Fidelity® VIP Overseas Portfolio (Initial Class)	3,415	8,886	(5,471)
Franklin Income VIP Fund (Class 2)	1,292	5,509	(4,217)
Franklin Mutual Global Discovery VIP Fund (Class 2)	281	2,118	(1,837)
Franklin Mutual Shares VIP Fund (Class 2)	6	5,949	(5,943)
Franklin Small Cap Value VIP Fund (Class 2)	669	4,446	(3,777)
Franklin Strategic Income VIP Fund (Class 1)	352	3,219	(2,867)
Putnam VT George Putnam Balanced Fund (Class IA)	—	95	(95)
Hartford Balanced HLS Fund (Class IA)	29,584	116,836	(87,252)
Hartford Capital Appreciation HLS Fund (Class IA)	14,995	260,791	(245,796)
Hartford Disciplined Equity HLS Fund (Class IA)	8,957	121,327	(112,370)
Hartford Dividend and Growth HLS Fund (Class IA)	9,185	107,821	(98,636)
Hartford International Opportunities HLS Fund (Class IA)	28,837	201,672	(172,835)
Hartford MidCap HLS Fund (Class IA)	6,083	55,576	(49,493)
Hartford Small Company HLS Fund (Class IA)	8,909	88,417	(79,508)

SA-84

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Stock HLS Fund (Class IA)	23,699	213,011	(189,312)
Hartford Total Return Bond HLS Fund (Class IA)	130,546	309,508	(178,962)
Hartford Ultrashort Bond HLS Fund (Class IA)	443,577	991,075	(547,498)
Invesco V.I. American Franchise Fund (Series I)	1,217	987	230
Invesco V.I. American Value Fund (Series II)	369	3,084	(2,715)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	386	822	(436)
Invesco V.I. Comstock Fund (Series II)	856	2,662	(1,806)
Invesco V.I. Core Equity Fund (Series I)	—	284	(284)
Invesco V.I. EQV International Equity Fund (Series I)	442	2,124	(1,682)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	—	1,499	(1,499)
Invesco V.I. Small Cap Equity Fund (Series I)	389	3,309	(2,920)
Lord Abbett Bond Debenture Portfolio (Class VC)	777	942	(165)
Lord Abbett Dividend Growth Portfolio (Class VC)	887	3,461	(2,574)
Lord Abbett Growth and Income Portfolio (Class VC)	442	4,744	(4,302)
MFS® Investors Trust Series (Initial Class)	95	271	(176)
MFS® New Discovery Series (Initial Class)	589	1,593	(1,004)
MFS® Total Return Bond Series (Initial Class)	3,303	9,359	(6,056)
MFS® Total Return Series (Initial Class)	1,643	5,410	(3,767)
MFS® Value Series (Initial Class)	170	1,675	(1,505)
Invesco V.I. Capital Appreciation Fund (Series II)	—	520	(520)
Invesco V.I. Global Fund (Series II)	2,572	5,325	(2,753)
Invesco V.I. Main Street Fund® (Series II)	375	475	(100)
Invesco V.I. Main Street Small Cap Fund® (Series II)	26	831	(805)
Putnam VT Small Cap Growth Fund (Class IB)	—	476	(476)
Putnam VT Diversified Income Fund (Class IA)	—	105	(105)
Putnam VT Large Cap Value Fund (Class IA)	2,841	24,563	(21,722)
Putnam VT Global Asset Allocation Fund (Class IA)	—	311	(311)
Putnam VT Focused International Equity Fund (Class IA)	6,013	13,275	(7,262)
Putnam VT Global Health Care Fund (Class IA)	—	258	(258)
Putnam VT High Yield Fund (Class IA)	967	5,075	(4,108)
Putnam VT Income Fund (Class IA)	641	6,762	(6,121)
Putnam VT International Equity Fund (Class IA)	1,460	16,415	(14,955)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	55	(55)
Putnam VT International Value Fund (Class IA)	—	25	(25)
Putnam VT Core Equity Fund (Class IA)	—	60	(60)
Putnam VT Government Money Market Fund (Class IA)	—	89	(89)
Putnam VT Sustainable Leaders Fund (Class IA)	707	15,284	(14,577)
Putnam VT Small Cap Value Fund (Class IB)	819	7,108	(6,289)
Templeton Foreign VIP Fund (Class 2)	—	681	(681)
Templeton Global Bond VIP Fund (Class 2)	3,779	11,195	(7,416)
Templeton Growth VIP Fund (Class 2)	82	1,413	(1,331)

SA-85

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Morgan Stanley VIF Discovery Portfolio (Class II)	885	1,985	(1,100)
Putnam VT Large Cap Growth Fund (Class IA)	12,292	88,085	(75,793)
BlackRock S&P 500 Index V.I. Fund (Class I)	73,337	131,093	(57,756)
Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)	1,102	4,138	(3,036)
Putnam VT Diversified Income Fund (Class IB)	454	625	(171)
Putnam VT Large Cap Value Fund (Class IB)	2,349	1,913	436
Putnam VT Focused International Equity Fund (Class IB)	4	522	(518)
Putnam VT High Yield Fund (Class IB)	319	1,596	(1,277)
Putnam VT Income Fund (Class IB)	973	5,776	(4,803)
Putnam VT International Equity Fund (Class IB)	480	818	(338)
Putnam VT Sustainable Leaders Fund (Class IB)	39	48	(9)
Putnam VT Large Cap Growth Fund (Class IB)	431	1,072	(641)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	915	(915)

SA-86

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6.Financial Highlights:
The following is a summary of units outstanding, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each Sub-Account that had outstanding units as of and for the period ended December 31, 2025. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the Sub-Account is active, while the expense ratio is annualized.

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS International Value Portfolio (Class B)
2025	26,690	$17.07	to	$17.07	$455,503	—%	to	—%	2.30%	to	2.30%	41.27%	to	41.27%
2024	29,416	12.08	to	12.08	355,358	—	to	—	2.28	to	2.28	4.81	to	4.81
2023	32,359	11.53	to	11.53	372,966	—	to	—	0.67	to	0.67	14.83	to	14.83
2022	35,569	10.04	to	10.04	357,019	—	to	—	3.80	to	3.80	(13.79)	to	(13.79)
2021	47,219	11.64	to	11.64	549,804	—	to	—	1.69	to	1.69	10.85	to	10.85

AB VPS Discovery Value Portfolio (Class B)
2025	26,383	45.85	to	45.85	1,209,576	—	to	—	0.60	to	0.60	2.64	to	2.64
2024	27,493	44.67	to	44.67	1,228,106	—	to	—	0.64	to	0.64	9.72	to	9.72
2023	28,918	40.71	to	40.71	1,177,356	—	to	—	0.83	to	0.83	16.86	to	16.86
2022	34,858	34.84	to	34.84	1,214,422	—	to	—	0.81	to	0.81	(15.82)	to	(15.82)
2021	37,546	41.38	to	41.38	1,553,831	—	to	—	0.60	to	0.60	35.60	to	35.60

American Funds IS® Asset Allocation Fund (Class 2)
2025	176,662	62.10	to	62.10	10,971,416	—	to	—	2.00	to	2.00	15.85	to	15.85
2024	195,301	53.61	to	53.61	10,469,394	—	to	—	2.17	to	2.17	16.44	to	16.44
2023	210,214	46.04	to	46.04	9,678,031	—	to	—	2.19	to	2.19	14.27	to	14.27
2022	238,150	40.29	to	40.29	9,595,070	—	to	—	1.88	to	1.88	(13.40)	to	(13.40)
2021	255,362	46.53	to	46.53	11,881,127	—	to	—	1.55	to	1.55	15.10	to	15.10

American Funds IS® Washington Mutual Investors Fund (Class 2)
2025	69,571	80.46	to	80.46	5,597,452	—	to	—	1.41	to	1.41	17.21	to	17.21
2024	74,402	68.64	to	68.64	5,107,229	—	to	—	1.59	to	1.59	19.14	to	19.14
2023	82,303	57.61	to	57.61	4,741,816	—	to	—	1.86	to	1.86	17.29	to	17.29
2022	88,657	49.12	to	49.12	4,355,058	—	to	—	1.94	to	1.94	(8.45)	to	(8.45)
2021	91,185	53.66	to	53.66	4,892,832	—	to	—	1.45	to	1.45	27.78	to	27.78

American Funds IS® The Bond Fund of America® (Class 2)
2025	178,221	19.41	to	19.41	3,459,729	—	to	—	4.14	to	4.14	7.26	to	7.26
2024	197,389	18.10	to	18.10	3,572,470	—	to	—	4.09	to	4.09	1.16	to	1.16
2023	210,105	17.89	to	17.89	3,759,163	—	to	—	3.52	to	3.52	5.02	to	5.02
2022	211,212	17.04	to	17.04	3,598,371	—	to	—	2.84	to	2.84	(12.58)	to	(12.58)
2021	233,155	19.49	to	19.49	4,543,802	—	to	—	1.41	to	1.41	(0.31)	to	(0.31)

American Funds IS® Global Growth Fund (Class 2)
2025	948,792	8.38	to	8.38	7,948,889	—	to	—	1.40	to	1.40	21.63	to	21.63
2024	992,461	6.89	to	6.89	6,836,300	—	to	—	1.54	to	1.54	13.68	to	13.68
2023	1,098,675	6.06	to	6.06	6,657,103	—	to	—	0.90	to	0.90	22.60	to	22.60
2022	1,168,720	4.94	to	4.94	5,775,989	—	to	—	0.66	to	0.66	(24.74)	to	(24.74)
2021	1,255,609	6.57	to	6.57	8,245,123	—	to	—	0.33	to	0.33	16.42	to	16.42

SA-87

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6.Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds IS® Global Small Capitalization Fund (Class 2)
2025	485,226	$5.72	to	$5.72	$2,773,674	—%	to	—%	0.35%	to	0.35%	14.64%	to	14.64%
2024	516,507	4.99	to	4.99	2,575,508	—	to	—	1.07	to	1.07	2.33	to	2.33
2023	556,820	4.87	to	4.87	2,713,227	—	to	—	0.25	to	0.25	16.17	to	16.17
2022	650,051	4.19	to	4.19	2,726,529	—	to	—	—	to	—	(29.55)	to	(29.55)
2021	674,257	5.95	to	5.95	4,014,405	—	to	—	—	to	—	6.74	to	6.74

American Funds IS® Growth Fund (Class 2)
2025	3,031,550	10.91	to	10.91	33,086,249	—	to	—	0.15	to	0.15	20.23	to	20.23
2024	3,292,987	9.08	to	9.08	29,892,286	—	to	—	0.34	to	0.34	31.63	to	31.63
2023	3,570,813	6.90	to	6.90	24,626,216	—	to	—	0.36	to	0.36	38.48	to	38.48
2022	3,859,304	4.98	to	4.98	19,219,874	—	to	—	0.32	to	0.32	(29.94)	to	(29.94)
2021	4,205,620	7.11	to	7.11	29,893,674	—	to	—	0.22	to	0.22	21.99	to	21.99

American Funds IS® Growth-Income Fund (Class 2)
2025	2,765,986	8.86	to	8.86	24,516,565	—	to	—	0.91	to	0.91	18.06	to	18.06
2024	2,990,158	7.51	to	7.51	22,448,402	—	to	—	1.11	to	1.11	24.23	to	24.23
2023	3,211,553	6.04	to	6.04	19,408,122	—	to	—	1.36	to	1.36	26.14	to	26.14
2022	3,544,784	4.79	to	4.79	16,983,097	—	to	—	1.27	to	1.27	(16.49)	to	(16.49)
2021	3,793,468	5.74	to	5.74	21,763,736	—	to	—	1.12	to	1.12	24.09	to	24.09

American Funds IS® International Fund (Class 2)
2025	140,961	52.08	to	52.08	7,340,722	—	to	—	1.33	to	1.33	26.76	to	26.76
2024	151,905	41.08	to	41.08	6,240,395	—	to	—	1.18	to	1.18	3.16	to	3.16
2023	161,753	39.82	to	39.82	6,441,493	—	to	—	1.27	to	1.27	15.84	to	15.84
2022	180,028	34.38	to	34.38	6,188,726	—	to	—	1.72	to	1.72	(20.79)	to	(20.79)
2021	193,435	43.40	to	43.40	8,394,429	—	to	—	2.38	to	2.38	(1.50)	to	(1.50)

American Funds IS® New World Fund® (Class 2)
2025	54,702	77.53	to	77.53	4,241,054	—	to	—	1.15	to	1.15	28.30	to	28.30
2024	56,011	60.43	to	60.43	3,384,841	—	to	—	1.37	to	1.37	6.56	to	6.56
2023	61,569	56.71	to	56.71	3,491,749	—	to	—	1.45	to	1.45	16.00	to	16.00
2022	63,645	48.89	to	48.89	3,111,752	—	to	—	1.31	to	1.31	(22.10)	to	(22.10)
2021	68,419	62.76	to	62.76	4,293,989	—	to	—	0.85	to	0.85	4.92	to	4.92

Fidelity® VIP Equity-Income Portfolio℠ (Initial Class)
2025	785,478	13.67	to	13.67	10,735,094	—	to	—	1.80	to	1.80	19.02	to	19.02
2024	840,234	11.48	to	11.48	9,648,348	—	to	—	1.76	to	1.76	15.35	to	15.35
2023	907,494	9.96	to	9.96	9,034,108	—	to	—	1.88	to	1.88	10.65	to	10.65
2022	1,019,473	9.00	to	9.00	9,172,179	—	to	—	1.82	to	1.82	(4.96)	to	(4.96)
2021	1,135,768	9.47	to	9.47	10,751,553	—	to	—	1.89	to	1.89	24.89	to	24.89

Fidelity® VIP Asset Manager 50% Portfolio (Initial Class)
2025	32,991	7.39	to	7.39	243,903	—	to	—	2.10	to	2.10	14.98	to	14.98
2024	42,499	6.43	to	6.43	273,252	—	to	—	2.44	to	2.44	8.50	to	8.50
2023	45,585	5.93	to	5.93	270,140	—	to	—	2.35	to	2.35	12.94	to	12.94
2022	48,233	5.25	to	5.25	253,076	—	to	—	1.97	to	1.97	(14.93)	to	(14.93)
2021	54,398	6.17	to	6.17	335,532	—	to	—	1.60	to	1.60	9.92	to	9.92

Fidelity® VIP Freedom 2010 Portfolio℠ (Service Class 2)
2025	8,521	24.18	to	24.18	206,058	—	to	—	3.04	to	3.04	10.26	to	10.26
2024	9,044	21.93	to	21.93	198,356	—	to	—	3.36	to	3.36	5.15	to	5.15
2023	9,599	20.86	to	20.86	200,204	—	to	—	3.76	to	3.76	9.08	to	9.08
2022	10,023	19.12	to	19.12	191,636	—	to	—	1.95	to	1.95	(13.66)	to	(13.66)
2021	6,033	22.15	to	22.15	133,597	—	to	—	0.81	to	0.81	5.60	to	5.60

SA-88

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6.Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Freedom 2020 Portfolio℠ (Service Class 2)
2025	35,114	$28.14	to	$28.14	$988,245	—%	to	—%	2.54%	to	2.54%	13.00%	to	13.00%
2024	36,693	24.91	to	24.91	913,929	—	to	—	2.64	to	2.64	7.40	to	7.40
2023	38,073	23.19	to	23.19	882,935	—	to	—	2.87	to	2.87	12.22	to	12.22
2022	84,400	20.66	to	20.66	1,744,100	—	to	—	1.86	to	1.86	(15.97)	to	(15.97)
2021	87,563	24.59	to	24.59	2,153,308	—	to	—	0.83	to	0.83	9.26	to	9.26

Fidelity® VIP Freedom 2030 Portfolio℠ (Service Class 2)
2025	50,903	32.98	to	32.98	1,678,691	—	to	—	2.38	to	2.38	15.16	to	15.16
2024	43,792	28.64	to	28.64	1,254,008	—	to	—	1.71	to	1.71	9.14	to	9.14
2023	69,309	26.24	to	26.24	1,818,570	—	to	—	2.18	to	2.18	14.46	to	14.46
2022	42,798	22.92	to	22.92	981,123	—	to	—	1.72	to	1.72	(17.09)	to	(17.09)
2021	44,168	27.65	to	27.65	1,221,156	—	to	—	1.11	to	1.11	12.07	to	12.07

Fidelity® VIP Government Money Market Portfolio (Service Class)
2025	667,589	12.13	to	12.13	8,095,271	—	to	—	3.96	to	3.96	4.03	to	4.03
2024	741,550	11.66	to	11.66	8,643,733	—	to	—	4.86	to	4.86	5.00	to	5.00
2023	560,292	11.10	to	11.10	6,219,968	—	to	—	4.68	to	4.68	4.79	to	4.79
2022	597,572	10.59	to	10.59	6,330,477	—	to	—	1.39	to	1.39	1.36	to	1.36
2021	567,851	10.45	to	10.45	5,934,961	—	to	—	0.01	to	0.01	0.01	to	0.01

Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
2025	80,453	88.71	to	88.71	7,137,245	—	to	—	—	to	—	21.19	to	21.19
2024	83,540	73.20	to	73.20	6,115,086	—	to	—	0.03	to	0.03	33.45	to	33.45
2023	94,281	54.85	to	54.85	5,171,498	—	to	—	0.26	to	0.26	33.12	to	33.12
2022	99,485	41.21	to	41.21	4,099,407	—	to	—	0.26	to	0.26	(26.49)	to	(26.49)
2021	109,945	56.05	to	56.05	6,162,815	—	to	—	0.03	to	0.03	27.51	to	27.51

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2025	74,210	57.75	to	57.75	4,285,340	—	to	—	0.25	to	0.25	11.49	to	11.49
2024	78,381	51.80	to	51.80	4,059,806	—	to	—	0.34	to	0.34	17.18	to	17.18
2023	84,707	44.20	to	44.20	3,744,348	—	to	—	0.39	to	0.39	14.80	to	14.80
2022	88,783	38.50	to	38.50	3,418,538	—	to	—	0.28	to	0.28	(14.97)	to	(14.97)
2021	89,422	45.28	to	45.28	4,049,186	—	to	—	0.36	to	0.36	25.31	to	25.31

Fidelity® VIP Overseas Portfolio (Initial Class)
2025	32,611	6.38	to	6.38	208,197	—	to	—	1.59	to	1.59	20.39	to	20.39
2024	34,264	5.30	to	5.30	181,703	—	to	—	1.51	to	1.51	5.05	to	5.05
2023	39,735	5.05	to	5.05	200,576	—	to	—	1.04	to	1.04	20.51	to	20.51
2022	42,751	4.19	to	4.19	179,081	—	to	—	1.02	to	1.02	(24.48)	to	(24.48)
2021	48,862	5.55	to	5.55	271,042	—	to	—	0.40	to	0.40	19.70	to	19.70

Franklin Income VIP Fund (Class 2)
2025	75,023	32.99	to	32.99	2,474,669	—	to	—	5.10	to	5.10	12.56	to	12.56
2024	76,595	29.31	to	29.31	2,244,659	—	to	—	5.18	to	5.18	7.20	to	7.20
2023	80,812	27.34	to	27.34	2,209,103	—	to	—	5.16	to	5.16	8.62	to	8.62
2022	80,785	25.17	to	25.17	2,033,050	—	to	—	4.84	to	4.84	(5.47)	to	(5.47)
2021	85,654	26.62	to	26.62	2,280,413	—	to	—	4.79	to	4.79	16.75	to	16.75

Franklin Mutual Global Discovery VIP Fund (Class 2)
2025	23,732	40.90	to	40.90	970,554	—	to	—	1.90	to	1.90	23.34	to	23.34
2024	24,903	33.16	to	33.16	825,705	—	to	—	1.74	to	1.74	4.66	to	4.66
2023	26,740	31.68	to	31.68	847,176	—	to	—	2.46	to	2.46	20.31	to	20.31
2022	28,993	26.33	to	26.33	763,496	—	to	—	1.34	to	1.34	(4.75)	to	(4.75)
2021	35,343	27.65	to	27.65	977,124	—	to	—	2.71	to	2.71	19.13	to	19.13

SA-89

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6.Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Mutual Shares VIP Fund (Class 2)
2025	63,995	$46.68	to	$46.68	$2,987,382	—%	to	—%	2.02%	to	2.02%	11.52%	to	11.52%
2024	68,285	41.86	to	41.86	2,858,420	—	to	—	1.99	to	1.99	11.27	to	11.27
2023	74,228	37.62	to	37.62	2,792,449	—	to	—	1.88	to	1.88	13.46	to	13.46
2022	80,203	33.16	to	33.16	2,659,197	—	to	—	1.79	to	1.79	(7.43)	to	(7.43)
2021	88,976	35.82	to	35.82	3,186,915	—	to	—	2.89	to	2.89	19.17	to	19.17

Franklin Small Cap Value VIP Fund (Class 2)
2025	55,588	76.50	to	76.50	4,252,632	—	to	—	1.09	to	1.09	7.65	to	7.65
2024	59,698	71.06	to	71.06	4,242,321	—	to	—	0.93	to	0.93	11.71	to	11.71
2023	63,475	63.62	to	63.62	4,038,103	—	to	—	0.52	to	0.52	12.75	to	12.75
2022	70,534	56.43	to	56.43	3,979,926	—	to	—	1.00	to	1.00	(10.06)	to	(10.06)
2021	74,576	62.74	to	62.74	4,678,918	—	to	—	1.02	to	1.02	25.37	to	25.37

Franklin Strategic Income VIP Fund (Class 1)
2025	53,116	20.47	to	20.47	1,087,294	—	to	—	4.88	to	4.88	7.42	to	7.42
2024	55,771	19.06	to	19.06	1,062,759	—	to	—	4.56	to	4.56	4.32	to	4.32
2023	58,638	18.27	to	18.27	1,071,088	—	to	—	4.67	to	4.67	8.37	to	8.37
2022	60,784	16.86	to	16.86	1,024,547	—	to	—	4.39	to	4.39	(10.46)	to	(10.46)
2021	61,947	18.82	to	18.82	1,166,072	—	to	—	3.45	to	3.45	2.28	to	2.28

Putnam VT George Putnam Balanced Fund (Class IA)
2025	628	54.68	to	54.68	34,321	—	to	—	1.57	to	1.57	14.31	to	14.31
2024	667	47.84	to	47.84	31,891	—	to	—	1.44	to	1.44	16.94	to	16.94
2023	762	40.90	to	40.90	31,189	—	to	—	1.46	to	1.46	20.26	to	20.26
2022	936	34.01	to	34.01	31,829	—	to	—	1.05	to	1.05	(15.82)	to	(15.82)
2021	2,560	40.40	to	40.40	103,439	—	to	—	1.02	to	1.02	14.28	to	14.28

Hartford Balanced HLS Fund (Class IA)
2025	1,312,120	12.22	to	12.22	16,031,742	—	to	—	2.01	to	2.01	12.13	to	12.13
2024	1,354,794	10.90	to	10.90	14,761,920	—	to	—	1.99	to	1.99	11.21	to	11.21
2023	1,442,046	9.80	to	9.80	14,128,162	—	to	—	1.86	to	1.86	14.78	to	14.78
2022	1,576,981	8.54	to	8.54	13,460,893	—	to	—	1.74	to	1.74	(13.42)	to	(13.42)
2021	1,802,382	9.86	to	9.86	17,770,545	—	to	—	1.02	to	1.02	19.64	to	19.64

Hartford Capital Appreciation HLS Fund (Class IA)
2025	1,643,550	34.56	to	34.56	56,796,705	—	to	—	0.66	to	0.66	13.72	to	13.72
2024	1,780,239	30.39	to	30.39	54,096,654	—	to	—	0.76	to	0.76	21.19	to	21.19
2023	2,026,035	25.07	to	25.07	50,800,480	—	to	—	0.86	to	0.86	20.00	to	20.00
2022	2,238,426	20.89	to	20.89	46,771,862	—	to	—	0.91	to	0.91	(15.30)	to	(15.30)
2021	2,583,985	24.67	to	24.67	63,743,976	—	to	—	0.46	to	0.46	14.76	to	14.76

Hartford Disciplined Equity HLS Fund (Class IA)
2025	949,316	10.60	to	10.60	10,064,767	—	to	—	0.42	to	0.42	14.32	to	14.32
2024	1,023,058	9.27	to	9.27	9,487,777	—	to	—	0.60	to	0.60	25.37	to	25.37
2023	1,135,428	7.40	to	7.40	8,399,114	—	to	—	0.82	to	0.82	21.24	to	21.24
2022	1,242,093	6.10	to	6.10	7,578,169	—	to	—	1.01	to	1.01	(18.96)	to	(18.96)
2021	1,313,745	7.53	to	7.53	9,890,411	—	to	—	0.58	to	0.58	25.52	to	25.52

Hartford Dividend and Growth HLS Fund (Class IA)
2025	970,586	23.08	to	23.08	22,401,943	—	to	—	1.58	to	1.58	17.49	to	17.49
2024	1,074,840	19.65	to	19.65	21,115,853	—	to	—	1.90	to	1.90	12.67	to	12.67
2023	1,173,476	17.44	to	17.44	20,461,418	—	to	—	1.55	to	1.55	14.18	to	14.18
2022	1,321,449	15.27	to	15.27	20,180,718	—	to	—	1.66	to	1.66	(8.93)	to	(8.93)
2021	1,469,107	16.77	to	16.77	24,636,830	—	to	—	1.30	to	1.30	32.00	to	32.00

SA-90

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6.Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford International Opportunities HLS Fund (Class IA)
2025	1,001,051	$8.92	to	$8.92	$8,925,572	—%	to	—%	1.67%	to	1.67%	30.41%	to	30.41%
2024	1,093,875	6.84	to	6.84	7,478,965	—	to	—	1.55	to	1.55	8.40	to	8.40
2023	1,266,710	6.31	to	6.31	7,989,808	—	to	—	1.19	to	1.19	11.71	to	11.71
2022	1,372,830	5.65	to	5.65	7,751,134	—	to	—	1.66	to	1.66	(18.15)	to	(18.15)
2021	1,448,260	6.90	to	6.90	9,989,679	—	to	—	1.01	to	1.01	7.82	to	7.82

Hartford MidCap HLS Fund (Class IA)
2025	582,847	16.54	to	16.54	9,640,678	—	to	—	—	to	—	(0.38)	to	(0.38)
2024	616,437	16.60	to	16.60	10,235,032	—	to	—	—	to	—	6.28	to	6.28
2023	665,930	15.62	to	15.62	10,403,879	—	to	—	0.04	to	0.04	14.87	to	14.87
2022	719,850	13.60	to	13.60	9,790,094	—	to	—	0.87	to	0.87	(24.30)	to	(24.30)
2021	810,373	17.97	to	17.97	14,559,373	—	to	—	—	to	—	9.91	to	9.91

Hartford Small Company HLS Fund (Class IA)
2025	580,675	10.49	to	10.49	6,090,553	—	to	—	0.45	to	0.45	12.96	to	12.96
2024	610,473	9.29	to	9.29	5,668,416	—	to	—	—	to	—	12.00	to	12.00
2023	689,981	8.29	to	8.29	5,720,131	—	to	—	—	to	—	16.74	to	16.74
2022	719,566	7.10	to	7.10	5,109,999	—	to	—	—	to	—	(30.94)	to	(30.94)
2021	719,761	10.28	to	10.28	7,400,967	—	to	—	—	to	—	1.56	to	1.56

Hartford Stock HLS Fund (Class IA)
2025	1,228,247	18.26	to	18.26	22,423,112	—	to	—	1.19	to	1.19	7.97	to	7.97
2024	1,338,984	16.91	to	16.91	22,641,304	—	to	—	1.54	to	1.54	8.75	to	8.75
2023	1,528,296	15.55	to	15.55	23,764,215	—	to	—	1.30	to	1.30	7.72	to	7.72
2022	1,691,203	14.44	to	14.44	24,413,436	—	to	—	1.62	to	1.62	(5.14)	to	(5.14)
2021	1,816,662	15.22	to	15.22	27,644,734	—	to	—	1.21	to	1.21	24.98	to	24.98

Hartford Total Return Bond HLS Fund (Class IA)
2025	2,536,894	4.43	to	4.43	11,232,531	—	to	—	5.47	to	5.47	7.29	to	7.29
2024	2,686,895	4.13	to	4.13	11,087,847	—	to	—	3.60	to	3.60	2.33	to	2.33
2023	2,865,857	4.03	to	4.03	11,557,455	—	to	—	3.42	to	3.42	6.97	to	6.97
2022	3,179,551	3.77	to	3.77	11,986,909	—	to	—	3.01	to	3.01	(14.21)	to	(14.21)
2021	3,440,857	4.39	to	4.39	15,120,916	—	to	—	2.40	to	2.40	(0.94)	to	(0.94)

Hartford Ultrashort Bond HLS Fund (Class IA)
2025	2,883,302	2.24	to	2.24	6,463,267	—	to	—	5.08	to	5.08	4.50	to	4.50
2024	3,219,709	2.15	to	2.15	6,906,276	—	to	—	4.28	to	4.28	5.20	to	5.20
2023	3,767,207	2.04	to	2.04	7,681,334	—	to	—	1.30	to	1.30	5.19	to	5.19
2022	4,324,460	1.94	to	1.94	8,382,835	—	to	—	0.22	to	0.22	(0.17)	to	(0.17)
2021	4,754,858	1.94	to	1.94	9,232,887	—	to	—	0.70	to	0.70	(0.19)	to	(0.19)

Invesco V.I. American Franchise Fund (Series I)
2025	3,959	63.69	to	63.69	252,140	—	to	—	—	to	—	11.66	to	11.66
2024	4,347	57.04	to	57.04	247,956	—	to	—	—	to	—	34.89	to	34.89
2023	4,117	42.28	to	42.28	174,078	—	to	—	—	to	—	40.93	to	40.93
2022	5,473	30.00	to	30.00	164,204	—	to	—	—	to	—	(31.11)	to	(31.11)
2021	5,843	43.56	to	43.56	254,491	—	to	—	—	to	—	11.93	to	11.93

Invesco V.I. American Value Fund (Series II)
2025	7,807	52.28	to	52.28	408,109	—	to	—	0.22	to	0.22	20.76	to	20.76
2024	8,311	43.29	to	43.29	359,811	—	to	—	0.66	to	0.66	30.10	to	30.10
2023	11,026	33.28	to	33.28	366,916	—	to	—	0.39	to	0.39	15.29	to	15.29
2022	11,424	28.86	to	28.86	329,747	—	to	—	0.47	to	0.47	(2.86)	to	(2.86)
2021	11,198	29.71	to	29.71	332,732	—	to	—	0.24	to	0.24	27.62	to	27.62

SA-91

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6.Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Balanced-Risk Allocation Fund (Series I)
2025	12,788	$21.04	to	$21.04	$269,093	—%	to	—%	7.12%	to	7.12%	9.01%	to	9.01%
2024	12,600	19.30	to	19.30	243,224	—	to	—	6.14	to	6.14	3.88	to	3.88
2023	13,036	18.58	to	18.58	242,236	—	to	—	—	to	—	6.63	to	6.63
2022	31,671	17.43	to	17.43	551,913	—	to	—	7.41	to	7.41	(14.35)	to	(14.35)
2021	32,126	20.35	to	20.35	653,667	—	to	—	3.18	to	3.18	9.54	to	9.54

Invesco V.I. Comstock Fund (Series II)
2025	16,940	54.67	to	54.67	926,150	—	to	—	1.44	to	1.44	17.14	to	17.14
2024	19,202	46.67	to	46.67	896,188	—	to	—	1.52	to	1.52	14.87	to	14.87
2023	21,008	40.63	to	40.63	853,575	—	to	—	1.47	to	1.47	12.09	to	12.09
2022	25,351	36.25	to	36.25	918,868	—	to	—	1.30	to	1.30	0.85	to	0.85
2021	27,967	35.94	to	35.94	1,005,194	—	to	—	1.64	to	1.64	33.04	to	33.04

Invesco V.I. Core Equity Fund (Series I)
2025	2,163	70.02	to	70.02	151,445	—	to	—	0.63	to	0.63	16.17	to	16.17
2024	2,380	60.28	to	60.28	143,451	—	to	—	0.69	to	0.69	25.61	to	25.61
2023	2,664	47.99	to	47.99	127,837	—	to	—	0.72	to	0.72	23.36	to	23.36
2022	2,942	38.90	to	38.90	114,441	—	to	—	0.91	to	0.91	(20.55)	to	(20.55)
2021	3,212	48.96	to	48.96	157,249	—	to	—	0.63	to	0.63	27.74	to	27.74

Invesco V.I. EQV International Equity Fund (Series I)
2025	11,492	22.77	to	22.77	261,679	—	to	—	1.41	to	1.41	16.50	to	16.50
2024	12,611	19.54	to	19.54	246,476	—	to	—	1.67	to	1.67	0.62	to	0.62
2023	14,293	19.42	to	19.42	277,635	—	to	—	0.20	to	0.20	18.14	to	18.14
2022	17,618	16.44	to	16.44	289,660	—	to	—	1.72	to	1.72	(18.31)	to	(18.31)
2021	18,675	20.13	to	20.13	375,845	—	to	—	1.23	to	1.23	5.89	to	5.89

Invesco V.I. Main Street Mid Cap Fund® (Series I)
2025	16,032	59.23	to	59.23	949,665	—	to	—	0.33	to	0.33	9.19	to	9.19
2024	17,197	54.25	to	54.25	932,916	—	to	—	0.33	to	0.33	17.07	to	17.07
2023	18,696	46.34	to	46.34	866,368	—	to	—	0.28	to	0.28	14.47	to	14.47
2022	20,450	40.48	to	40.48	827,899	—	to	—	0.34	to	0.34	(14.26)	to	(14.26)
2021	23,575	47.22	to	47.22	1,113,101	—	to	—	0.44	to	0.44	23.24	to	23.24

Invesco V.I. Small Cap Equity Fund (Series I)
2025	14,868	51.65	to	51.65	767,904	—	to	—	—	to	—	8.05	to	8.05
2024	16,501	47.80	to	47.80	788,757	—	to	—	0.12	to	0.12	18.09	to	18.09
2023	19,421	40.48	to	40.48	786,133	—	to	—	—	to	—	16.57	to	16.57
2022	20,968	34.72	to	34.72	728,063	—	to	—	—	to	—	(20.51)	to	(20.51)
2021	21,354	43.68	to	43.68	932,744	—	to	—	0.17	to	0.17	20.40	to	20.40

Lord Abbett Bond Debenture Portfolio (Class VC)
2025	22,524	26.34	to	26.34	593,290	—	to	—	5.90	to	5.90	8.33	to	8.33
2024	23,589	24.32	to	24.32	573,583	—	to	—	5.70	to	5.70	6.72	to	6.72
2023	23,754	22.78	to	22.78	541,233	—	to	—	5.08	to	5.08	6.55	to	6.55
2022	25,315	21.38	to	21.38	541,329	—	to	—	3.34	to	3.34	(12.80)	to	(12.80)
2021	35,820	24.52	to	24.52	878,412	—	to	—	3.31	to	3.31	3.28	to	3.28

Lord Abbett Dividend Growth Portfolio (Class VC)
2025	38,248	66.42	to	66.42	2,540,304	—	to	—	0.61	to	0.61	15.98	to	15.98
2024	39,901	57.27	to	57.27	2,284,972	—	to	—	0.57	to	0.57	22.14	to	22.14
2023	42,475	46.89	to	46.89	1,991,463	—	to	—	0.83	to	0.83	16.33	to	16.33
2022	43,731	40.30	to	40.30	1,762,584	—	to	—	0.85	to	0.85	(13.55)	to	(13.55)
2021	47,365	46.62	to	46.62	2,208,245	—	to	—	0.72	to	0.72	25.62	to	25.62

SA-92

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6.Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Lord Abbett Growth and Income Portfolio (Class VC)
2025	16,876	$47.94	to	$47.94	$809,111	—%	to	—%	0.58%	to	0.58%	17.29%	to	17.29%
2024	17,575	40.88	to	40.88	718,449	—	to	—	0.82	to	0.82	20.60	to	20.60
2023	21,877	33.89	to	33.89	741,516	—	to	—	0.90	to	0.90	13.19	to	13.19
2022	24,080	29.95	to	29.95	721,107	—	to	—	1.18	to	1.18	(9.44)	to	(9.44)
2021	29,464	33.07	to	33.07	974,286	—	to	—	1.08	to	1.08	29.02	to	29.02

MFS® Investors Trust Series (Initial Class)
2025	2,994	68.19	to	68.19	204,160	—	to	—	1.15	to	1.15	13.57	to	13.57
2024	5,176	60.05	to	60.05	310,812	—	to	—	0.70	to	0.70	19.52	to	19.52
2023	5,352	50.24	to	50.24	268,895	—	to	—	0.74	to	0.74	18.98	to	18.98
2022	5,295	42.22	to	42.22	223,568	—	to	—	0.67	to	0.67	(16.49)	to	(16.49)
2021	5,289	50.56	to	50.56	267,425	—	to	—	0.63	to	0.63	26.81	to	26.81

MFS® New Discovery Series (Initial Class)
2025	9,877	82.72	to	82.72	817,027	—	to	—	—	to	—	12.96	to	12.96
2024	9,741	73.23	to	73.23	713,306	—	to	—	—	to	—	6.72	to	6.72
2023	10,745	68.61	to	68.61	737,254	—	to	—	—	to	—	14.41	to	14.41
2022	11,038	59.97	to	59.97	661,948	—	to	—	—	to	—	(29.76)	to	(29.76)
2021	10,915	85.38	to	85.38	931,895	—	to	—	—	to	—	1.80	to	1.80

MFS® Total Return Bond Series (Initial Class)
2025	58,928	19.46	to	19.46	1,146,938	—	to	—	4.42	to	4.42	7.17	to	7.17
2024	63,262	18.16	to	18.16	1,148,901	—	to	—	4.30	to	4.30	2.55	to	2.55
2023	69,318	17.71	to	17.71	1,227,601	—	to	—	3.18	to	3.18	7.38	to	7.38
2022	73,242	16.49	to	16.49	1,207,940	—	to	—	2.76	to	2.76	(13.93)	to	(13.93)
2021	76,771	19.16	to	19.16	1,471,140	—	to	—	2.70	to	2.70	(0.81)	to	(0.81)

MFS® Total Return Series (Initial Class)
2025	53,784	44.18	to	44.18	2,376,228	—	to	—	2.70	to	2.70	11.16	to	11.16
2024	59,105	39.74	to	39.74	2,349,076	—	to	—	2.46	to	2.46	7.75	to	7.75
2023	62,872	36.88	to	36.88	2,319,028	—	to	—	1.96	to	1.96	10.44	to	10.44
2022	83,782	33.40	to	33.40	2,798,085	—	to	—	1.73	to	1.73	(9.58)	to	(9.58)
2021	91,007	36.94	to	36.94	3,361,471	—	to	—	1.79	to	1.79	14.12	to	14.12

MFS® Value Series (Initial Class)
2025	17,036	45.40	to	45.40	773,451	—	to	—	1.55	to	1.55	13.01	to	13.01
2024	22,252	40.17	to	40.17	893,919	—	to	—	1.66	to	1.66	11.61	to	11.61
2023	23,757	35.99	to	35.99	855,071	—	to	—	1.61	to	1.61	7.93	to	7.93
2022	25,988	33.35	to	33.35	866,631	—	to	—	1.40	to	1.40	(5.91)	to	(5.91)
2021	26,949	35.44	to	35.44	955,109	—	to	—	1.34	to	1.34	25.45	to	25.45

Invesco V.I. Discovery Large Cap Fund (Series II)
2025	4,926	69.53	to	69.53	342,490	—	to	—	—	to	—	12.53	to	12.53
2024	6,848	61.79	to	61.79	423,102	—	to	—	—	to	—	33.83	to	33.83
2023	7,368	46.17	to	46.17	340,182	—	to	—	—	to	—	35.03	to	35.03
2022	7,949	34.19	to	34.19	271,779	—	to	—	—	to	—	(30.96)	to	(30.96)
2021	8,484	49.53	to	49.53	420,210	—	to	—	—	to	—	22.28	to	22.28

Invesco V.I. Global Fund (Series II)
2025	33,679	52.81	to	52.81	1,778,631	—	to	—	—	to	—	15.01	to	15.01
2024	33,107	45.92	to	45.92	1,520,218	—	to	—	—	to	—	15.78	to	15.78
2023	35,860	39.66	to	39.66	1,422,159	—	to	—	—	to	—	34.45	to	34.45
2022	41,087	29.50	to	29.50	1,211,981	—	to	—	—	to	—	(31.94)	to	(31.94)
2021	41,670	43.34	to	43.34	1,805,921	—	to	—	—	to	—	15.17	to	15.17

SA-93

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6.Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Main Street Fund® (Series II)
2025	5,564	$62.24	to	$62.24	$346,337	—%	to	—%	0.31%	to	0.31%	15.64%	to	15.64%
2024	6,378	53.83	to	53.83	343,315	—	to	—	—	to	—	23.39	to	23.39
2023	6,478	43.62	to	43.62	282,592	—	to	—	0.51	to	0.51	22.83	to	22.83
2022	6,581	35.51	to	35.51	233,726	—	to	—	1.11	to	1.11	(20.31)	to	(20.31)
2021	6,815	44.56	to	44.56	303,714	—	to	—	0.52	to	0.52	27.23	to	27.23

Invesco V.I. Main Street Small Cap Fund® (Series II)
2025	6,928	52.03	to	52.03	360,426	—	to	—	0.24	to	0.24	8.44	to	8.44
2024	7,444	47.98	to	47.98	357,137	—	to	—	—	to	—	12.41	to	12.41
2023	8,249	42.68	to	42.68	352,107	—	to	—	1.00	to	1.00	17.82	to	17.82
2022	8,351	36.23	to	36.23	302,535	—	to	—	0.23	to	0.23	(16.04)	to	(16.04)
2021	10,347	43.15	to	43.15	446,462	—	to	—	0.17	to	0.17	22.26	to	22.26

Putnam VT Small Cap Growth Fund (Class IB)
2025	9,040	83.95	to	83.95	758,858	—	to	—	0.39	to	0.39	8.80	to	8.80
2024	10,986	77.15	to	77.15	847,576	—	to	—	—	to	—	23.33	to	23.33
2023	11,462	62.56	to	62.56	717,013	—	to	—	—	to	—	23.14	to	23.14
2022	13,076	50.80	to	50.80	664,241	—	to	—	—	to	—	(28.30)	to	(28.30)
2021	14,111	70.85	to	70.85	999,760	—	to	—	—	to	—	13.87	to	13.87

Putnam VT Diversified Income Fund (Class IA)
2025	1,105	41.78	to	41.78	46,148	—	to	—	6.32	to	6.32	8.94	to	8.94
2024	1,149	38.35	to	38.35	44,087	—	to	—	6.50	to	6.50	6.09	to	6.09
2023	1,254	36.15	to	36.15	45,352	—	to	—	8.20	to	8.20	5.01	to	5.01
2022	2,049	34.43	to	34.43	70,563	—	to	—	7.01	to	7.01	(2.06)	to	(2.06)
2021	2,199	35.15	to	35.15	77,311	—	to	—	0.93	to	0.93	(6.73)	to	(6.73)

Putnam VT Large Cap Value Fund (Class IA)
2025	140,602	99.47	to	99.47	13,986,046	—	to	—	1.61	to	1.61	20.66	to	20.66
2024	160,972	82.44	to	82.44	13,270,174	—	to	—	1.33	to	1.33	19.46	to	19.46
2023	182,694	69.01	to	69.01	12,607,520	—	to	—	2.22	to	2.22	15.92	to	15.92
2022	196,542	59.53	to	59.53	11,700,282	—	to	—	1.71	to	1.71	(2.87)	to	(2.87)
2021	216,272	61.29	to	61.29	13,254,951	—	to	—	1.38	to	1.38	27.62	to	27.62

Putnam VT Global Asset Allocation Fund (Class IA)
2025	7,265	107.02	to	107.02	777,548	—	to	—	2.93	to	2.93	14.69	to	14.69
2024	9,995	93.31	to	93.31	932,630	—	to	—	2.36	to	2.36	16.63	to	16.63
2023	10,306	80.01	to	80.01	824,528	—	to	—	1.88	to	1.88	17.78	to	17.78
2022	12,137	67.93	to	67.93	824,463	—	to	—	1.63	to	1.63	(15.82)	to	(15.82)
2021	12,713	80.69	to	80.69	1,025,860	—	to	—	0.93	to	0.93	14.25	to	14.25

Putnam VT Focused International Equity Fund (Class IA)
2025	51,433	98.00	to	98.00	5,040,250	—	to	—	3.44	to	3.44	36.75	to	36.75
2024	57,095	71.66	to	71.66	4,091,477	—	to	—	1.85	to	1.85	3.63	to	3.63
2023	64,357	69.15	to	69.15	4,450,267	—	to	—	0.93	to	0.93	19.56	to	19.56
2022	67,575	57.84	to	57.84	3,908,399	—	to	—	2.07	to	2.07	(17.99)	to	(17.99)
2021	74,800	70.53	to	70.53	5,275,463	—	to	—	0.97	to	0.97	12.84	to	12.84

Putnam VT Global Health Care Fund (Class IA)
2025	1,806	84.38	to	84.38	152,356	—	to	—	—	to	—	15.34	to	15.34
2024	1,951	73.16	to	73.16	142,777	—	to	—	0.68	to	0.68	1.70	to	1.70
2023	2,209	71.94	to	71.94	158,902	—	to	—	0.53	to	0.53	9.39	to	9.39
2022	2,407	65.77	to	65.77	158,321	—	to	—	0.64	to	0.64	(4.44)	to	(4.44)
2021	2,990	68.82	to	68.82	205,756	—	to	—	1.28	to	1.28	19.77	to	19.77

SA-94

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6.Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT High Yield Fund (Class IA)
2025	32,446	$73.00	to	$73.00	$2,368,483	—%	to	—%	6.44%	to	6.44%	8.86%	to	8.86%
2024	35,911	67.06	to	67.06	2,408,157	—	to	—	5.97	to	5.97	8.19	to	8.19
2023	40,019	61.98	to	61.98	2,480,451	—	to	—	5.53	to	5.53	12.29	to	12.29
2022	44,040	55.20	to	55.20	2,430,895	—	to	—	5.37	to	5.37	(11.37)	to	(11.37)
2021	48,883	62.28	to	62.28	3,044,417	—	to	—	4.89	to	4.89	5.20	to	5.20

Putnam VT Income Fund (Class IA)
2025	28,477	43.24	to	43.24	1,231,257	—	to	—	4.97	to	4.97	7.45	to	7.45
2024	29,652	40.24	to	40.24	1,193,203	—	to	—	5.72	to	5.72	2.56	to	2.56
2023	35,773	39.24	to	39.24	1,403,572	—	to	—	5.96	to	5.96	4.96	to	4.96
2022	37,917	37.38	to	37.38	1,417,427	—	to	—	5.92	to	5.92	(13.48)	to	(13.48)
2021	42,734	43.21	to	43.21	1,846,507	—	to	—	1.64	to	1.64	(4.44)	to	(4.44)

Putnam VT International Equity Fund (Class IA)
2025	59,059	46.50	to	46.50	2,746,288	—	to	—	0.24	to	0.24	38.00	to	38.00
2024	68,106	33.70	to	33.70	2,294,874	—	to	—	2.43	to	2.43	3.24	to	3.24
2023	83,061	32.64	to	32.64	2,711,041	—	to	—	0.27	to	0.27	18.86	to	18.86
2022	92,728	27.46	to	27.46	2,546,414	—	to	—	1.79	to	1.79	(14.58)	to	(14.58)
2021	95,268	32.15	to	32.15	3,062,755	—	to	—	1.39	to	1.39	9.09	to	9.09

Putnam VT Emerging Markets Equity Fund (Class IA)
2025	1,402	41.28	to	41.28	57,873	—	to	—	0.87	to	0.87	34.49	to	34.49
2024	1,453	30.69	to	30.69	44,587	—	to	—	1.59	to	1.59	15.90	to	15.90
2023	1,508	26.48	to	26.48	39,944	—	to	—	0.76	to	0.76	11.90	to	11.90
2022	1,581	23.67	to	23.67	37,418	—	to	—	—	to	—	(27.32)	to	(27.32)
2021	1,686	32.56	to	32.56	54,900	—	to	—	0.70	to	0.70	(3.94)	to	(3.94)

Putnam VT International Value Fund (Class IA)
2025	736	45.05	to	45.05	33,157	—	to	—	1.40	to	1.40	35.07	to	35.07
2024	779	33.35	to	33.35	25,994	—	to	—	2.57	to	2.57	5.44	to	5.44
2023	804	31.63	to	31.63	25,417	—	to	—	1.65	to	1.65	19.08	to	19.08
2022	832	26.56	to	26.56	22,110	—	to	—	2.31	to	2.31	(6.70)	to	(6.70)
2021	1,126	28.47	to	28.47	32,053	—	to	—	2.17	to	2.17	15.28	to	15.28

Putnam VT Core Equity Fund (Class IA)
2025	3,230	79.43	to	79.43	256,554	—	to	—	0.64	to	0.64	17.11	to	17.11
2024	3,276	67.82	to	67.82	222,216	—	to	—	0.80	to	0.80	27.32	to	27.32
2023	3,336	53.27	to	53.27	177,721	—	to	—	0.76	to	0.76	28.36	to	28.36
2022	3,394	41.50	to	41.50	140,847	—	to	—	1.59	to	1.59	(15.54)	to	(15.54)
2021	3,452	49.14	to	49.14	169,614	—	to	—	0.82	to	0.82	31.32	to	31.32

Putnam VT Government Money Market Fund (Class IA)
2025	3,313	2.17	to	2.17	7,184	—	to	—	3.87	to	3.87	3.94	to	3.94
2024	3,402	2.09	to	2.09	7,097	—	to	—	4.81	to	4.81	4.91	to	4.91
2023	3,491	1.99	to	1.99	6,943	—	to	—	4.60	to	4.60	4.70	to	4.70
2022	3,589	1.90	to	1.90	6,817	—	to	—	1.28	to	1.28	1.28	to	1.28
2021	3,685	1.88	to	1.88	6,911	—	to	—	0.01	to	0.01	0.00 (1)	to	0.00 (1)

Putnam VT Sustainable Leaders Fund (Class IA)
2025	67,820	176.92	to	176.92	11,998,875	—	to	—	0.86	to	0.86	10.99	to	10.99
2024	71,535	159.40	to	159.40	11,402,968	—	to	—	0.39	to	0.39	23.33	to	23.33
2023	86,112	129.25	to	129.25	11,129,656	—	to	—	0.74	to	0.74	26.42	to	26.42
2022	92,177	102.24	to	102.24	9,424,085	—	to	—	0.83	to	0.83	(22.72)	to	(22.72)
2021	100,100	132.30	to	132.30	13,242,695	—	to	—	0.34	to	0.34	23.84	to	23.84

SA-95

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6.Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Small Cap Value Fund (Class IB)
2025	16,306	$38.38	to	$38.38	$625,828	—%	to	—%	0.69%	to	0.69%	5.27%	to	5.27%
2024	18,159	36.46	to	36.46	662,078	—	to	—	0.96	to	0.96	6.20	to	6.20
2023	24,448	34.33	to	34.33	839,332	—	to	—	0.15	to	0.15	23.75	to	23.75
2022	25,188	27.74	to	27.74	698,775	—	to	—	0.17	to	0.17	(12.98)	to	(12.98)
2021	27,552	31.88	to	31.88	878,397	—	to	—	0.72	to	0.72	39.90	to	39.90

Templeton Foreign VIP Fund (Class 2)
2025	8,077	33.12	to	33.12	267,527	—	to	—	2.41	to	2.41	29.19	to	29.19
2024	8,931	25.64	to	25.64	228,973	—	to	—	2.42	to	2.42	(1.00)	to	(1.00)
2023	9,612	25.90	to	25.90	248,911	—	to	—	3.21	to	3.21	20.76	to	20.76
2022	10,147	21.45	to	21.45	217,595	—	to	—	2.95	to	2.95	(7.61)	to	(7.61)
2021	11,754	23.21	to	23.21	272,819	—	to	—	1.83	to	1.83	4.16	to	4.16

Templeton Global Bond VIP Fund (Class 2)
2025	66,520	17.67	to	17.67	1,175,208	—	to	—	—	to	—	15.73	to	15.73
2024	69,110	15.27	to	15.27	1,055,028	—	to	—	—	to	—	(11.37)	to	(11.37)
2023	76,526	17.22	to	17.22	1,318,118	—	to	—	—	to	—	2.88	to	2.88
2022	80,867	16.74	to	16.74	1,353,849	—	to	—	—	to	—	(4.95)	to	(4.95)
2021	82,103	17.61	to	17.61	1,446,116	—	to	—	—	to	—	(4.99)	to	(4.99)

Templeton Growth VIP Fund (Class 2)
2025	16,074	25.68	to	25.68	412,761	—	to	—	0.88	to	0.88	23.83	to	23.83
2024	17,215	20.74	to	20.74	357,016	—	to	—	0.95	to	0.95	5.40	to	5.40
2023	18,546	19.68	to	19.68	364,889	—	to	—	3.34	to	3.34	21.01	to	21.01
2022	19,810	16.26	to	16.26	322,099	—	to	—	0.16	to	0.16	(11.50)	to	(11.50)
2021	22,362	18.37	to	18.37	410,851	—	to	—	1.11	to	1.11	4.87	to	4.87

Morgan Stanley VIF Discovery Portfolio (Class II)
2025	7,001	60.67	to	60.67	424,728	—	to	—	0.40	to	0.40	12.44	to	12.44
2024	8,298	53.96	to	53.96	447,750	—	to	—	—	to	—	41.73	to	41.73
2023	9,398	38.07	to	38.07	357,784	—	to	—	—	to	—	44.13	to	44.13
2022	11,722	26.42	to	26.42	309,649	—	to	—	—	to	—	(62.97)	to	(62.97)
2021	15,107	71.33	to	71.33	1,077,586	—	to	—	—	to	—	(11.19)	to	(11.19)

Putnam VT Large Cap Growth Fund (Class IA)
2025	543,173	51.51	to	51.51	27,981,484	—	to	—	—	to	—	14.58	to	14.58
2024	574,363	44.96	to	44.96	25,823,265	—	to	—	0.09	to	0.09	33.71	to	33.71
2023	650,156	33.63	to	33.63	21,861,982	—	to	—	—	to	—	44.89	to	44.89
2022	695,237	23.21	to	23.21	16,135,415	—	to	—	—	to	—	(30.36)	to	(30.36)
2021	757,819	33.33	to	33.33	25,256,586	—	to	—	—	to	—	23.00	to	23.00

BlackRock S&P 500 Index V.I. Fund (Class I)
2025	954,325	28.54	to	28.54	27,239,493	—	to	—	1.19	to	1.19	17.72	to	17.72
2024	979,829	24.25	to	24.25	23,757,287	—	to	—	1.30	to	1.30	24.83	to	24.83
2023	1,037,585	19.42	to	19.42	20,152,815	—	to	—	1.37	to	1.37	26.22	to	26.22
2022	1,103,076	15.39	to	15.39	16,974,167	—	to	—	1.44	to	1.44	(18.23)	to	(18.23)
2021	1,198,751	18.82	to	18.82	22,558,802	—	to	—	1.30	to	1.30	28.53	to	28.53

Fidelity® VIP Equity-Income Portfolio℠ (Service Class 2)
2025	18,821	49.23	to	49.23	926,468	—	to	—	1.57	to	1.57	18.75	to	18.75
2024	21,675	41.45	to	41.45	898,520	—	to	—	1.55	to	1.55	15.06	to	15.06
2023	24,711	36.03	to	36.03	890,337	—	to	—	1.78	to	1.78	10.38	to	10.38
2022	25,015	32.64	to	32.64	816,557	—	to	—	1.75	to	1.75	(5.24)	to	(5.24)
2021	24,978	34.45	to	34.45	860,459	—	to	—	1.65	to	1.65	24.60	to	24.60

SA-96

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6.Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Diversified Income Fund (Class IB)
2025	9,981	$19.36	to	$19.36	$193,250	—%	to	—%	6.13%	to	6.13%	8.58%	to	8.58%
2024	11,523	17.83	to	17.83	205,462	—	to	—	5.99	to	5.99	5.76	to	5.76
2023	11,694	16.86	to	16.86	197,154	—	to	—	6.04	to	6.04	4.82	to	4.82
2022	11,582	16.08	to	16.08	186,288	—	to	—	6.52	to	6.52	(2.35)	to	(2.35)
2021	11,501	16.47	to	16.47	189,440	—	to	—	0.64	to	0.64	(6.95)	to	(6.95)

Putnam VT Large Cap Value Fund (Class IB)
2025	17,301	99.61	to	99.61	1,723,380	—	to	—	1.39	to	1.39	20.35	to	20.35
2024	17,608	82.77	to	82.77	1,457,424	—	to	—	1.09	to	1.09	19.14	to	19.14
2023	17,172	69.47	to	69.47	1,192,977	—	to	—	2.01	to	2.01	15.67	to	15.67
2022	17,949	60.06	to	60.06	1,078,083	—	to	—	1.48	to	1.48	(3.13)	to	(3.13)
2021	21,952	62.00	to	62.00	1,361,113	—	to	—	1.18	to	1.18	27.30	to	27.30

Putnam VT Focused International Equity Fund (Class IB)
2025	121	55.34	to	55.34	6,678	—	to	—	3.43	to	3.43	36.44	to	36.44
2024	170	40.56	to	40.56	6,886	—	to	—	1.37	to	1.37	3.30	to	3.30
2023	688	39.27	to	39.27	27,019	—	to	—	0.69	to	0.69	19.25	to	19.25
2022	593	32.93	to	32.93	19,541	—	to	—	1.75	to	1.75	(18.19)	to	(18.19)
2021	624	40.26	to	40.26	25,123	—	to	—	0.75	to	0.75	12.58	to	12.58

Putnam VT High Yield Fund (Class IB)
2025	18,410	38.20	to	38.20	703,176	—	to	—	6.36	to	6.36	8.67	to	8.67
2024	20,328	35.15	to	35.15	714,470	—	to	—	5.76	to	5.76	7.86	to	7.86
2023	21,605	32.59	to	32.59	704,031	—	to	—	5.47	to	5.47	12.13	to	12.13
2022	24,070	29.06	to	29.06	699,485	—	to	—	5.21	to	5.21	(11.60)	to	(11.60)
2021	25,610	32.87	to	32.87	841,906	—	to	—	4.60	to	4.60	4.98	to	4.98

Putnam VT Income Fund (Class IB)
2025	18,549	21.50	to	21.50	398,842	—	to	—	5.12	to	5.12	7.25	to	7.25
2024	25,967	20.05	to	20.05	520,593	—	to	—	5.96	to	5.96	2.32	to	2.32
2023	30,770	19.59	to	19.59	602,900	—	to	—	5.83	to	5.83	4.70	to	4.70
2022	32,618	18.71	to	18.71	610,438	—	to	—	5.65	to	5.65	(13.81)	to	(13.81)
2021	36,670	21.71	to	21.71	796,235	—	to	—	1.37	to	1.37	(4.58)	to	(4.58)

Putnam VT International Equity Fund (Class IB)
2025	8,796	43.42	to	43.42	381,917	—	to	—	0.01	to	0.01	37.68	to	37.68
2024	10,619	31.54	to	31.54	334,902	—	to	—	2.12	to	2.12	2.97	to	2.97
2023	10,957	30.63	to	30.63	335,565	—	to	—	0.04	to	0.04	18.51	to	18.51
2022	12,479	25.84	to	25.84	322,505	—	to	—	1.56	to	1.56	(14.77)	to	(14.77)
2021	13,960	30.32	to	30.32	423,301	—	to	—	1.21	to	1.21	8.82	to	8.82

Putnam VT Sustainable Leaders Fund (Class IB)
2025	1,139	104.63	to	104.63	119,135	—	to	—	0.68	to	0.68	10.69	to	10.69
2024	1,207	94.52	to	94.52	114,071	—	to	—	0.20	to	0.20	23.02	to	23.02
2023	1,216	76.83	to	76.83	93,428	—	to	—	0.49	to	0.49	26.11	to	26.11
2022	1,175	60.93	to	60.93	71,571	—	to	—	0.53	to	0.53	(22.91)	to	(22.91)
2021	1,257	79.03	to	79.03	99,339	—	to	—	0.16	to	0.16	23.53	to	23.53

Putnam VT Large Cap Growth Fund (Class IB)
2025	9,579	51.05	to	51.05	489,041	—	to	—	—	to	—	14.34	to	14.34
2024	14,587	44.65	to	44.65	651,304	—	to	—	—	to	—	33.41	to	33.41
2023	15,228	33.47	to	33.47	509,683	—	to	—	—	to	—	44.47	to	44.47
2022	18,577	23.17	to	23.17	430,370	—	to	—	—	to	—	(30.50)	to	(30.50)
2021	22,258	33.33	to	33.33	741,944	—	to	—	—	to	—	22.65	to	22.65

SA-97

Separate Account VL I
Talcott Resolution Life Insurance Company
Notes to Financial Statements
6.Financial Highlights (continued):

Sub-Account	Units Outstanding #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
2025	10,550	$17.66	to	$17.66	$186,327	—%	to	—%	—%	to	—%	4.79%	to	4.79%
2024	11,443	16.85	to	16.85	192,867	—	to	—	—	to	—	24.23	to	24.23
2023	12,358	13.57	to	13.57	167,659	—	to	—	—	to	—	13.15	to	13.15
2022	14,521	11.99	to	11.99	174,103	—	to	—	—	to	—	(30.98)	to	(30.98)
2021	15,656	17.37	to	17.37	271,975	—	to	—	—	to	—	19.10	to	19.10

*
These represent the annualized contract expenses of the Sub-Account for the period indicated and include only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**
These represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Funds, net of management fees assessed by the Funds’ manager, divided by the average net assets. These ratios exclude those expenses, if any, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Funds in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***
These represent the total return for the period indicated and reflect a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
(1)	Amount is less than 0.01%.

7.    Subsequent Events:

Management has evaluated events subsequent to December 31, 2025 and through April 16, 2026, the date the financial statements were available to be issued, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

SA-98

Talcott Resolution Life Insurance Company Independent Auditor's Report Financial Statements - Statutory-Basis As of December 31, 2025, 2024 and 2023, and for the Years Ended December 31, 2025, 2024 and 2023 Supplemental Schedules as of and for the Year Ended December 31, 2025

TALCOTT RESOLUTION LIFE INSURANCE COMPANY CONTENTS Page: Independent Auditor's Report 1 - 3 Financial Statements - Statutory-Basis: Admitted Assets, Liabilities and Capital and Surplus 4 Statements of Operations 5 Statements of Changes in Capital and Surplus 6 Statements of Cash Flows 7 - 8 Notes to Financial Statements 9 - 59 Supplemental Schedules Schedule I - Selected Financial Data 60 - 63 Schedule II - Summary Investment Schedule 64 Schedule III - Investment Risks Interrogatories 65 - 70 Schedule IV - Supplemental Schedule of Reinsurance Contracts with Risk-Limiting Features 71

Admitted assets As of December 31, 2025 2024 Bonds $ 10,664,150,343 $ 10,788,082,053 Preferred stocks 17,853,136 21,478,713 Common stocks 6,084,753 636,217,405 Mortgage loans on real estate 940,275,070 1,088,430,893 Contract loans 1,516,022,125 1,475,217,306 Cash, cash equivalents and short-term investments 1,567,043,551 1,334,187,060 Derivatives 275,251,377 157,372,315 Other invested assets 1,290,488,576 1,046,653,247 Total cash and invested assets 16,277,168,931 16,547,638,992 Investment income due and accrued 167,174,476 164,085,000 Amounts recoverable for reinsurance 330,945,261 379,802,153 Funds held by or deposited with reinsured companies 1,889,605,649 — Federal income tax recoverable 1,775,555 103,530,926 Net deferred tax asset 52,062,313 80,395,823 Receivables from parent, subsidiaries and affiliates 71,506,827 40,480,763 Other assets 592,056,474 489,258,300 Separate Account assets 70,121,473,179 66,608,458,521 Total admitted assets $ 89,503,768,665 $ 84,413,650,478 Liabilities Aggregate reserves for future benefits $ 16,079,357,413 $ 13,446,546,312 Liability for deposit-type contracts 102,315,332 102,746,324 Policy and contract claim liabilities 389,000,412 256,104,737 Asset valuation reserve 228,965,957 250,517,374 Interest maintenance reserve 262,738,989 112,707,866 Remittances and items not allocated 44,565,140 58,206,027 Provision for experience rating refunds 385,040,543 407,431,056 Accrued expense allowances and amounts due from Separate Accounts (994,717,426) (901,091,077) Borrowed money — 307,548,297 Funds held under reinsurance treaties with unauthorized and certified reinsurers — 744,982,530 Payable for securities 360,764,417 92,741,729 Derivatives 262,847,262 149,885,626 Collateral on derivatives 13,159,551 54,655,000 Payable for repurchase agreements 181,755,548 182,083,180 Other liabilities 695,026,083 800,259,144 Separate Account liabilities 70,121,473,179 66,608,458,521 Total liabilities 88,132,292,400 82,673,782,646 Capital and surplus Common stock - par value $5,690 per share, 1,000 shares authorized, issued and outstanding 5,690,000 5,690,000 Aggregate write-ins for other than special surplus funds — 168,330,037 Gross paid-in and contributed surplus 911,535,846 536,535,846 Aggregate write-ins for special surplus funds 167,715,799 151,421,777 Unassigned surplus 286,534,620 877,890,172 Total capital and surplus 1,371,476,265 1,739,867,832 Total liabilities and capital and surplus $ 89,503,768,665 $ 84,413,650,478 See notes to financial statements. TALCOTT RESOLUTION LIFE INSURANCE COMPANY ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (STATUTORY-BASIS) 4

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

	For the years ended December 31,		
	2025	2024	2023
Revenues			
Premiums and annuity considerations	$ 36,630,281,602	$ 145,315,988	$ 151,310,738
Net investment income	699,838,539	986,757,628	767,388,680
Amortization of interest maintenance reserve	9,656,817	15,876,816	43,962,326
Commissions and expense allowances on reinsurance ceded	48,857,924	107,085,582	197,796,023
Reserve adjustments on reinsurance ceded	(7,365,926,584)	(2,270,497,625)	(2,250,834,647)
Fee income	1,153,832,308	948,235,694	921,835,308
Other revenues	115,683,636	119,939,116	91,074,095
Total revenues	**31,292,224,242**	**52,713,199**	**(77,467,477)**
Benefits and expenses			
Annuity benefits	438,136,885	283,928,456	274,616,641
Death, disability and other benefits	761,170,358	558,178,312	612,255,355
Surrenders and other fund withdrawals	3,825,278,622	2,708,743,641	2,199,536,668
Commissions	957,131,844	118,879,132	146,704,799
Decrease in aggregate reserves for future benefits	2,632,811,100	(524,146,466)	(259,829,959)
Net transfers from Separate Accounts	(2,072,331,231)	(2,156,554,546)	(2,520,281,386)
General insurance expenses	156,604,313	155,491,186	149,995,794
Interest and adjustments on contract or deposit-type contract funds	28,699,840	17,878,830	21,352,187
IMR adjustments on reinsurance	209,710,833	11,387,365	125,261
MODCO adjustment on reinsurance assumed	24,088,392,679	(1,757,328,958)	(1,264,268,711)
Other expenses	10,260,240	15,323,581	13,352,698
Total benefits and expenses	**31,035,865,483**	**(568,219,467)**	**(626,440,653)**
Net gain from operations before federal income tax expense (benefit)	**256,358,759**	**620,932,666**	**548,973,176**
Federal income tax expense (benefit)	70,131,201	(10,501,277)	(22,518,867)
Net gain from operations	**186,227,558**	**631,433,943**	**571,492,043**
Net realized capital gains (losses), after tax	547,945,174	(100,287,426)	(445,895,006)
Net income	**$ 734,172,732**	**$ 531,146,517**	**$ 125,597,037**

See notes to financial statements.

5

Common stock - par value $5,690 per share, 1,000 shares authorized, issued and outstanding For the years ended December 31, 2025 2024 2023 Balance, beginning and end of year $ 5,690,000 $ 5,690,000 $ 5,690,000 Gross paid-in and contributed surplus Balance, beginning of year 536,535,846 1,107,535,846 1,107,535,846 Return of capital 375,000,000 (571,000,000) — Balance, beginning and end of year 911,535,846 536,535,846 1,107,535,846 Aggregate write-ins for other than special surplus funds Balance, beginning of year 168,330,037 187,383,846 206,437,654 Amortization, decreases of gain on inforce reinsurance (168,330,037) (19,053,809) (19,053,808) Balance, end of year — 168,330,037 187,383,846 Aggregate write-ins for special surplus funds Balance, beginning of year 151,421,777 68,373,245 43,486,878 Change in net deferred asset for SSAP 108 16,294,022 83,048,532 24,886,367 Balance, end of year 167,715,799 151,421,777 68,373,245 Unassigned funds Balance, beginning of year 877,890,172 819,049,639 1,375,337,111 Net income 734,172,732 531,146,517 125,597,037 Change in net unrealized capital losses on investments, net of tax (757,247,434) (463,467,201) (133,182,997) Change in net unrealized foreign exchange capital (losses) gains (531,005) (5,404) 2,329,637 Change in net deferred income tax 15,382,695 (26,358,013) 29,788,306 Change in asset valuation reserve 21,551,420 20,808,445 (10,473,885) Surplus adjustment: Change in surplus as a result of reinsurance 136,127,455 — — Change in nonadmitted assets (52,352,948) (3,283,811) 4,654,430 Cumulative effect of changes in accounting principles 168,330,037 — — Dividends to stockholder (856,788,504) — (575,000,000) Balance, end of year 286,534,620 877,890,172 819,049,639 Capital and surplus Balance, end of year $ 1,371,476,265 $ 1,739,867,832 $ 2,188,032,576 See notes to financial statements. TALCOTT RESOLUTION LIFE INSURANCE COMPANY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS) 6

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

	For the years ended December 31,		
	2025	2024	2023
Operating activities			
Premiums and annuity considerations	$ 421,306,395	$ 198,441,030	$(13,432,019)
Net investment income	735,143,574	1,041,866,604	868,410,524
Reserve adjustments on reinsurance	(1,899,617,745)	(2,279,793,157)	(2,262,497,487)
Investment management fees	957,218,473	935,566,462	890,326,326
Miscellaneous income	360,205,681	228,811,782	309,496,952
Total income	**574,256,378**	**124,892,721**	**(207,695,704)**
Benefits paid	3,767,571,097	3,562,789,969	3,090,204,960
Federal income tax recovered (paid)	(31,522,124)	28,977,646	46,367,759
Net transfers from Separate Accounts	(1,999,086,617)	(2,116,595,966)	(2,530,117,812)
Other expenses	(1,934,517,949)	(1,439,640,149)	(873,287,684)
Total benefits and expenses	**(197,555,593)**	**35,531,500**	**(266,832,777)**
Net cash provided by (used for) operating activities	**771,811,971**	**89,361,221**	**59,137,073**
Investing activities			
Proceeds from investments sold, matured or repaid			
Bonds	2,114,683,652	2,210,459,593	1,539,793,497
Common and preferred stocks	8,249,166	44,206,183	37,962,674
Mortgage loans	165,103,403	83,368,901	289,832,163
Real Estate	—	—	5,798,890
Derivatives and other	**511,974,828**	191,889,880	205,914,401
Total investment proceeds	**2,800,011,049**	**2,529,924,557**	**2,079,301,625**
Cost of investments acquired			
Bonds	2,266,351,984	1,271,619,519	1,046,407,858
Common and preferred stocks	1,287,054	693,200	795,820
Mortgage loans	21,824,930	19,674,928	58,940,272
Derivatives and other	639,384,022	447,234,620	536,979,464
Total investments acquired	**2,928,847,990**	**1,739,222,267**	**1,643,123,414**
Net decrease in contract loans	40,804,819	37,066,238	40,685,080
Net cash (used for) provided by investing activities	**(169,641,760)**	**753,636,052**	**395,493,131**
Financing and miscellaneous activities			
Paid in (Return of) surplus	375,000,000	(571,000,000)	—
Change in borrowed funds	(307,548,297)	307,548,297	—
Dividends to stockholder	(125,000,000)	—	(575,000,000)
Net redemptions on deposit-type contracts	(430,992)	(8,360,319)	(7,857,045)
Change in payable for investment repurchase programs	(327,632)	(139,378,312)	(125,235,414)
Change in payable for securities lending	—	—	—
Other cash (used) provided	(311,006,799)	(106,044,500)	(8,133,905)
Net cash (used for) provided by financing and miscellaneous activities	**(369,313,720)**	**(517,234,834)**	**(716,226,364)**
Net increase (decrease) in cash, cash equivalents and short-term investments	**232,856,491**	**325,762,439**	**(261,596,160)**
Cash, cash equivalents and short-term investments, beginning of year	1,334,187,060	1,008,424,621	1,270,020,781
Cash, cash equivalents and short-term investments, end of year	**$ 1,567,043,551**	**$ 1,334,187,060**	**$ 1,008,424,621**
Note: Supplemental disclosures of cash flow information for non-cash transactions:			
Non-cash proceeds from invested asset exchanges - bonds and preferred stock	(180,326,684)	(48,004,090)	(274,842,851)
Non-cash acquisitions from invested asset exchanges - bonds and preferred stock	(180,326,684)	(48,004,090)	(274,842,851)
Non-cash ceded premiums for reinsurance	(944,646)	(11,387,365)	(125,261)
Non-cash payable on reinsurance	(3,843,241)	(9,295,532)	(11,662,840)
Non-cash transfer of funds withheld for unauthorized reinsurance	4,787,887	20,682,897	11,788,101
Non-cash transfer of IMR liability for reinsurance	—	11,387,365	125,261
Non-cash IMR reserve transferred on reinsurance	—	(11,387,365)	(125,261)
Non-cash deferred asset SSAP 108	(16,056,030)	(121,513,112)	(154,274,911)
Non-cash deferred liability SSAP 108	(10,449,011)	38,464,581	129,388,544
Non-cash special surplus SSAP 108	16,294,022	83,048,532	24,886,367
Non-cash miscellaneous income assumed SSAP 108	10,211,018		
Non-cash proceeds from sale of common stock-affiliates	(731,788,504)		
Non-cash acquisitions from purchase of common stock- affiliate	(8,546,001)		
Non-cash net investment income for dividend of affiliate	8,546,001		
Non-cash dividend from distribution of affiliates	731,788,504		
Non-cash premiums from recaptured reinsurance	(6,191,956,563)		

7

Non-cash commission and expense allowances on reinsurance ceded from recaptured reinsurance 12,715,421 Non-cash increase in aggregate reserves from recaptured reinsurance 524,641,554 Non-cash reserve adjustments on reinsurance ceded from recaptured reinsurance 5,466,308,839 Non-cash aggregate reserve change from recaptured reinsurance (537,356,975) Non-cash funds withheld for unauthorized reinsurance from recapture 725,647,724 Non-cash transfer of IMR liability from recaptured reinsurance 188,290,749 Non-cash IMR reserve transferred from recaptured reinsurance (188,290,749) Non-cash premiums from assumed reinsurance (19,497,654,997) Non-cash increase in aggregate reserves from assumed reinsurance (39,651,169) Non-cash aggregate reserve change from assumed reinsurance 1,187,647,157 Non-cash modco adjustment from assumed reinsurance 18,349,659,009 Non-cash transfer of IMR liability from assumed reinsurance 21,420,084 Non-cash IMR reserve transferred from assumed reinsurance (21,420,084) Non-cash transfers to Separate Accounts (20,381,735) Non-cash modco adjustment from assumed reinsurance 20,381,735 Non-cash premiums from assumed reinsurance (10,538,480,327) Non-cash funds withheld from assumed reinsurance 1,889,516,637 Non-cash modco adjustment from assumed reinsurance 8,394,898,926 Non-cash other amounts payable from assumed reinsurance (58,535,237) Non-cash commissions and expense allowance from assumed reinsurance 312,600,000 See notes to financial statements. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 8

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

1. Organization and Description of Business

Talcott Resolution Life Insurance Company ("TL" or the "Company") is a wholly-owned direct subsidiary of Talcott Resolution Life, Inc. ("TLI"). During 2025, TR Re, Ltd ("TR Re"), the Company's previous parent distributed its ownership in TL up to TLI, which is now a common parent of the two entities. During 2025, the Company contributed TL's common stock ownership in Talcott Resolution Life and Annuity Insurance Company ("TLA") to TR Re. See Footnote 7 Related Party Transactions, for further details.

The Company is a leading financial services and multi-line insurance provider which maintains (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, and retirement plan services for savings and retirement needs that are both directly written by the Company and assumed from affiliates and third parties; (b) individual life insurance for income protection and estate planning that is directly written by the Company and is substantially ceded; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded, and (d) private placement life insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of Talcott Resolution Life Insurance Company (the "Company" or "TL") have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for these reinsurance treaties, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2025	2024	2023
Net Income					
1. TL state basis			$ 734,172,732	$ 531,146,517	$ 125,597,037
2. State prescribed practices that change NAIC SAP:					
Less: Reinsurance reserve credit (as described above)	61	4	(164,988)	(2,976,629)	2,256,095
			(164,988)	(2,976,629)	2,256,095
3. State permitted practices that change NAIC SAP			—	—	—
4. NAIC SAP (1-2-3=4)	61	4	$ 734,337,720	$ 534,123,146	$ 123,340,942
Surplus					
5. TL state basis			$ 1,371,476,265	$ 1,739,867,832	$ 2,188,032,576
6. State prescribed practices that change NAIC SAP:					
Less: Reinsurance reserve credit (TL) (as described above)	61	3	5,048,554	5,213,542	8,190,171
Less: Reinsurance reserve credit (TLA) (as described above)	61	3	—	20,957,376	18,386,767
			5,048,554	26,170,918	26,576,938
7. State permitted practices that change NAIC SAP			—	—	
8. NAIC SAP (5-6-7=8)	61	5	$ 1,366,427,711	$ 1,713,696,914	$ 2,161,455,638

The Company's reported investment in TLA was $626,632,214 and $886,939,559 as of December 31, 2024 and December 31, 2023, respectively. The Company's investment in TLA would have been reported as $605,674,838 and $868,552,792 as of December 31, 2024 and December 31, 2023, respectively, without the state prescribed practice.

9

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company. The preparation of financial statements in conformity with the National Association of Insurance Commissioners (”NAIC”) Annual Statement Instructions and NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, annuity and health policies, evaluation of other-than-temporary impairments ("OTTI"), valuation of derivatives, and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate. Certain reclassifications have been made to prior year financial information to conform to the current year presentation. Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are: 1. for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes; 2. recognition of premium revenues and policy charges, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders; 3. development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”), guaranteed withdrawal benefits (“GMWB”) and guaranteed minimum income benefits ("GMIB") are considered market risk benefits and reported at fair value using models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience; 4. exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus, whereas on a GAAP basis, no such charges are recorded; 5. establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held and amortized into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold; 6. the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses; TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 10

7. for statutory purposes, asset-backed securities, excluding residual tranches or interests, are carried at amortized cost, except those rated in NAIC class 6, which are carried at the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 - Asset-Backed Securities ("SSAP No. 43"). Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. Debt investments that do not meet the requirements of an issuer credit obligation in SSAP No. 26 - Bonds ("SSAP No. 26") or an asset-backed security in SSAP No. 43 are carried at the lower of amortized cost or fair value in accordance with SSAP No. 21- Other Admitted Assets ("SSAP No. 21"). In accordance with guidance in SSAP No. 21 - amortized cost for such debt investments is determined in a manner consistent with asset-backed securities within the scope of SSAP No. 43. GAAP requires that fixed maturities and loan- backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and asset-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; 8. for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets; 9. the consolidation of subsidiaries is required for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; 10. statutory deferred income taxes, which provide for tax temporary differences, are subject to limitation on deferred tax assets and are charged directly to surplus, whereas, GAAP includes tax temporary differences recognized as a component of net income, without limitation. 11. comprehensive income and its components are not presented in the statutory-basis financial statements; 12. for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. 13. embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for at fair value and reported separately. 14. for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, the amount of time a security is in an unrealized loss position is not considered when assessing impairment, and any credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security. Improvements in expected cash flows are recognized immediately in income as a reduction in the allowance. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 11

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Aggregate Reserves for Life, Annuity and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, annuity and health benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2% to 6%. Group life insurance reserves generally use group life tables with valuation rates ranging from 3% to 11.25%. Fixed Accumulation and On-benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1% to 11.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43") Fixed indexed annuities are generally based on the Annuity 2000 table with valuation rates between 3.75% and 7% using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company has no forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2025 and 2024, the Company had $14,951,749 and $15,745,469 respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America ("Prudential"), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2025 and 2024 totaled $85,028 and $106,897 respectively, also subject to 100% reinsurance to Prudential.

The following table displays the development of accident and health claim reserves and liabilities and other costs accrued to settle claims as of December 31:

	2025	2024	2023
Beginning claim reserves - gross	$ 180,892,705	$ 191,940,647	$ 208,115,589
Less: reinsurance recoverables	(180,826,031)	(191,855,998)	(208,038,466)
Beginning claim reserves - net	66,674	84,649	77,123
Plus Incurred expenses related to:			
Current year	4,630	(10,816)	15,069
Prior year		—	—
Total incurred	4,630	(10,816)	15,069
Less Paid expenses related to:			
Current year	(3,029)	7,159	7,543
Prior year		—	—
Total paid	(3,029)	7,159	7,543
Ending claim reserves - net	74,333	66,674	84,649
Add: reinsurance recoverables	169,973,031	180,826,031	191,855,998
Ending claim reserves - gross	$ 170,047,364	$ 180,892,705	$ 191,940,647

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses of these contracts are reported in the Statements of Operations.

12

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

An analysis of General and Separate Account annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics as of December 31, 2025 is presented below:

A. Individual Annuities

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a. With market value adjustment	$ —	$ 699,615,680	$ —	$ 699,615,680	3.13 %
b. At book value less current surrender charge of 5% or more	578,628	—	—	578,628	0.00 %
c. At fair value	—	—	8,135,827,335	8,135,827,335	36.40 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	578,628	699,615,680	8,135,827,335	8,836,021,643	39.53 %
e. At book value without adjustment (minimal or no charge or adjustment)	8,854,357,446	—	—	8,854,357,446	39.61 %
2. Not subject to discretionary withdrawal	4,491,747,744	—	171,669,316	4,663,417,060	20.86 %
3. Total (gross: direct + assumed)	13,346,683,818	699,615,680	8,307,496,651	22,353,796,149	100.00 %
4. Reinsurance ceded	745,434,336	587,645,139	—	1,333,079,475	
5. Total (net)	$ 12,601,249,482	$ 111,970,541	$ 8,307,496,651	$ 21,020,716,674	
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 289,314	$ —	$ —	$ 289,314	

B. Group Annuities

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a. With market value adjustment	$ 2,987,990,547	$ 758,688,887	$ —	$ 3,746,679,434	28.41 %
b. At book value less current surrender charge of 5% or more	352	—	—	352	0.00 %
c. At fair value	—	—	7,354,620,684	7,354,620,684	55.78 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	2,987,990,899	758,688,887	7,354,620,684	11,101,300,470	84.19 %
e. At book value without adjustment (minimal or no charge or adjustment)	211,539,111	—	—	211,539,111	1.60 %
2. Not subject to discretionary withdrawal	1,594,997,327	—	279,362,624	1,874,359,951	14.21 %
3. Total (gross: direct + assumed)	4,794,527,337	758,688,887	7,633,983,308	13,187,199,532	100.00 %
4. Reinsurance ceded	3,488,386,467	637,263,928	—	4,125,650,395	
5. Total (net)	$ 1,306,140,870	$ 121,424,959	$ 7,633,983,308	$ 9,061,549,137	
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 176	$ —	$ —	$ 176	

13

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

C. Deposit-Type Contracts

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a. With market value adjustment	$ 1,172,619,015	$ —	$ —	$ 1,172,619,015	12.32 %
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.00 %
c. At fair value	—	—	7,689,538,512	7,689,538,512	80.77 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	1,172,619,015	—	7,689,538,512	8,862,157,527	93.09 %
e. At book value without adjustment (minimal or no charge or adjustment)	201,545,958	—	—	201,545,958	2.12 %
2. Not subject to discretionary withdrawal	456,221,515	—	—	456,221,515	4.79 %
3. Total (gross: direct + assumed)	1,830,386,488	—	7,689,538,512	9,519,925,000	100.00 %
4. Reinsurance ceded	1,728,071,157	—	—	1,728,071,157	
5. Total (net)	$ 102,315,331	$ —	$ 7,689,538,512	$ 7,791,853,843	
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —		

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:

F. Life and Accident & Health:	
1. Annuities, Total (net)	$ 13,900,490,106
2. Supplementary Contracts, Total (net)	6,900,246
3. Deposit-Type Contracts, Total (net)	102,315,331
4. Subtotal	14,009,705,683
Separate Account Annual Statement:	
5. Annuities, Total (net)	16,174,875,459
6. Supplemental Contracts, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Deposit-Type Contracts, Total (net)	7,689,538,512
11. Subtotal	23,864,413,971
12. Combined total	$ 37,874,119,654

14

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2025, is presented below:

A. General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:			
a. Term Policies with Cash Value	$ 42,064,370	$ 42,064,370	$ 49,934,680
b. Universal Life	2,669,168,808	2,666,921,021	2,642,851,055
c. Universal Life with Secondary Guarantees	398,764,585	370,154,707	1,498,154,759
d. Indexed Universal Life	27,977,773	26,454,615	29,495,829
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	26,766,283	27,927,545	28,464,493
h. Variable Life	—	—	—
i. Variable Universal Life	92,592,779	92,579,411	150,345,589
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values			
a. Term Policies without Cash Value	XXX	XXX	$ 95,807,759
b. Accidental Death Benefits	XXX	XXX	3,317
c. Disability - Active Lives	XXX	XXX	2,626
d. Disability - Disabled Lives	XXX	XXX	8,194,607
e. Miscellaneous Reserves	XXX	XXX	92,859,490
3. Total (gross: direct + assumed)	3,257,334,598	3,226,101,669	4,596,114,204
4. Reinsurance Ceded	1,118,925,887	1,086,558,512	2,456,407,768
5. Total (net) (3) - (4)	$ 2,138,408,711	$ 2,139,543,157	$ 2,139,706,436

B. Separate Account with Guarantees

Not applicable.

C. Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:			
a. Term Policies with Cash Value	$ —	$ —	$ —
b. Universal Life	134,737,016	134,737,016	147,450,461
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	41,946,819,831	41,946,819,831	41,945,883,765
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values			
a. Term Policies without Cash Value	XXX	XXX	$ —
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	42,081,556,847	42,081,556,847	42,093,334,226
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$ 42,081,556,847	$ 42,081,556,847	$ 42,093,334,226

15

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Reconciliation of total life actuarial reserves and deposit fund liabilities:

Life and Accident & Health Annual Statement:		
1. Exhibit 5, Life Insurance Section, Total (net)	$	2,139,706,436
2. Exhibit 5, Accidental Death Benefits Section, Total (net)		—
3. Exhibit 5, Disability - Active Lives Section, Total (net)		—
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)		—
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)		32,185,183
6. Subtotal		2,171,891,619
Separate Account Annual Statement:		
7. Exhibit 3, Line 0199999, Column 2	$	42,093,334,226
8. Exhibit 3, Line 0499999, Column 2		—
9. Exhibit 3, Line 0599999, Column 2		—
10. Subtotal (Lines (7) through (9))		42,093,334,226
11. Combined Total ((6) and (10))	$	44,265,225,845

Investments

Investments in unaffiliated bonds, other than asset-backed securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of amortized cost or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Asset backed securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method . The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received and the total distribution amount is less than undistributed accumulated earnings related to the investment. If the distributions are in excess of the investment's undistributed accumulated earnings, the carrying value of investment will instead be reduced.

Due and accrued investment income amounts over 90 days past due are nonadmitted. The Company had investment income due and accrued of $260,782 and $365,007 excluded from surplus at December 31, 2025 and 2024.

Net realized capital gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting

16

purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other- than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses. The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7. The AVR balances were $228,965,957 and $250,517,374 as of December 31, 2025 and 2024, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2025 and 2024 were $262,738,984, and $112,707,866 respectively. The net capital losses captured in the IMR, net of taxes, in 2025 and 2024 were ($50,427,982) and ($105,042,228) respectively. The amount of income Amortized from the IMR net of taxes in 2025 and 2024 included in the Company’s Statements of Operations, was $9,656,820 and $15,876,816 respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. In July 2025, the Company entered into a reinsurance agreement resulting in the recapture of IMR balances totaling approximately $21,000,000. See Note 6 for additional information. The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis. For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then management will assess for OTTI. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 until the recovery of value, the security is written down to fair value. Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis. Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $0 and $0 for the years ended December 31, 2025 and 2024, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were $500,000 and $0 for the years ended December 31, 2025 and 2024, respectively. Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 17

in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral less estimated costs to sell. Collectability and estimated decreases in collateral values are also assessed on a loan-by- loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2025 and 2024, the Company had immaterial impaired mortgage loans on real estate with related allowances for credit losses. As of December 31, 2025 and 2024, the Company held no investments in real estate. In October 2023, the Company sold an office property real estate investment located in Maryland. Prior to the sale, the investment’s carrying value was written down to the estimated fair value. The fair value of the property was primarily determined by current market conditions and comparable property valuation. As a result of the write down and sale, the Company reported a total loss of approximately $4 million that was recorded in net realized capital gain (losses). For certain derivative instruments accounted for in accordance with SSAP No. 86 - Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company's derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department and the New York State Department of Financial Services. Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss. Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss. Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 18

Adoption of Accounting Standards Accounting Changes For the year ended December 31, 2025, the Company changed its accounting policy for deferrals of gains resulting from in- force assumed and ceded reinsurance transactions. The Company’s prior policy presented such gains (and related amortization) as Aggregate Write-ins for Gains and Losses in Surplus and as Aggregate Write-ins for Other-than-Special Surplus. The Company’s updated policy is to present such gains (and related amortization) as Changes in Surplus due to Reinsurance and unamortized reinsurance gains will be reflected as Unassigned Funds. The Company determined this constitutes a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors, given both presentations are acceptable under different NAIC guidance, the Company believes the new presentation is better aligned with the nature of such gains and Unassigned Funds as well as with the Annual Statement Instructions. The Company notes retrospective application of the change does not impact total Assets, Liabilities or Net Income for years ended December 31, 2025 or December 31, 2024. Implementation of the change resulted in a decrease in Other-than-special surplus of $168.3 million reflected through Aggregate Write-ins for Gains and Losses in Surplus. The change also results in a corresponding increase in Unassigned Funds of $168.3 million reflected through Cumulative Effect of Change in Accounting Principles. For the year ended December 31, 2025, the Company updated its method to identify distributions that represent a return of capital and those that represent net investment income under SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies. The Company’s updated method aligns with objective financial metrics as all distributions are now recognized in net investment income when declared, provided they do not exceed undistributed accumulated earnings. The Company’s prior method included additional limitations on the recognition of net investment income based on correspondence with the applicable General Partners. The Company concluded the change represents a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors. The Company notes retrospective application of the change does not impact beginning surplus, nor does the change impact total assets, liabilities, or surplus for the years ended December 31, 2025 or December 31, 2024. In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporated a principles-based definition which categorizes bonds as either issuer credit obligations (under SSAP No. 26) or asset-backed securities (under SSAP No. 43). The Company adopted the revised standards effective January 1, 2025 and reclassified investments in accordance with the new principles-based definition. Approximately $168 million of investments previously reported were reclassified. Of these investments, approximately $119 million of book adjusted carrying value went from an amortized cost measurement to a fair value measurement, which resulted in an approximate a $10 million unrealized loss to surplus. In 2025, the NAIC adopted revisions to SSAP No. 56 – Separate Accounts to clarify guidance for how to transfer any separate account assets carried at book value between the separate and general accounts. The Company elected early adoption of this guidance in 2025, however, it is not material to the Company. In 2025, the NAIC adopted revisions to SSAP No. 41 – Surplus Notes to clarify that capital notes should be nonadmitted in the event in which the regulatory authority halts principal or interest payments. The Company adopted this guidance in 2025, however, it is not material to the Company. In 2024, the NAIC modified SSAP No. 21 - Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form. The updates allow for a policy election of the Allowable Earned Yield Method or Practical Expedient Method (i.e., cost recovery method). The Company adopted the revised standards effective January 1, 2025 and elected the Practical Expedient Method. However, the updates are not material to the Company. In 2024, the NAIC modified SSAP No. 94 – Low Income Housing Tax Credit Property Investments to clarify in-scope tax credit investments. The Company adopted this guidance in 2025, however, it is not material to the Company. In 2024, the NAIC modified SSAP No. 15 – Debt and Holding Company Obligations to require additional disclosures related to unused commitments and lines of credit, disaggregated by short and long-term commitments. The Company adopted this guidance in 2024, however, it is not material to the Company. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 19

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

In 2024, the NAIC modified SSAP No. 86 – Derivatives to require additional disclosures identifying where cash flows associated with derivative transactions are presented in the Statement of Cash Flow. The Company adopted this guidance in 2024, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 21 – Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form. The updates allow for a policy election of the Allowable Earned Yield Method or Practical Expedient Method (i.e., cost recovery method). The Company adopted the revised standards effective January 1, 2025 and elected the Practical Expedient Method. However, the updates are not material to the Company.

Recently Issued Accounting Standards

In 2025, the NAIC adopted revisions that modify the SSAP No. 37 – Mortgage Loans to clarify that mortgage loans held by an insurer through a qualifying Delaware Statutory Trust ("DST") will be reported on Schedule B – Mortgage Loans. The Company will adopt the revised standards effective January 1, 2026; however, the Company does not expect the changes to have a material impact.

3. Investments

A. Components of Net Investment Income

	For the years ending December 31,		
	2025	2024	2023
Interest income from bonds and short-term investments	$ 480,215,643	$ 521,170,433	$ 517,280,524
Interest income from affiliated bonds and short-term investments	27,604,728	18,775,452	—
Interest income from mortgage loans on real estate	45,516,848	50,128,505	57,556,177
Interest income from contract loans	94,583,888	98,832,123	90,242,765
Interest and dividends from other investments	64,420,097	49,902,724	21,411,422
Dividends from common and preferred stocks - unaffiliated	1,923,003	1,496,298	1,107,233
Dividends from common and preferred stocks - affiliated	8,546,001	275,000,000	94,800,000
Gross investment income	722,810,208	1,015,305,535	782,398,121
Less: Investment expenses	19,218,373	20,999,610	14,867,549
Less: Interest expense	3,753,296	7,548,297	—
Depreciation on real estate	—	—	141,892
Net investment income	$ 699,838,539	$ 986,757,628	$ 767,388,680

B. Components of Net Unrealized Capital Losses on Bonds and Short-Term Investments

	As of December 31,		
	2025	2024	2023
Gross unrealized capital gains	$ 101,422,333	$ 84,096,426	$ 135,371,936
Gross unrealized capital losses	(1,007,715,727)	(1,341,221,864)	(1,391,932,955)
Net unrealized capital losses	(906,293,394)	(1,257,125,438)	(1,256,561,019)
Balance, beginning of year	(1,257,125,438)	(1,256,561,019)	(1,819,080,946)
Change in net unrealized capital losses on bonds and short-term investments	$ 350,832,044	$ (564,419)	$ 562,519,927

20

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

C. Components of Net Unrealized Capital Gains on Common and Preferred Stocks

	As of December 31,		
	2025	2024	2023
Gross unrealized capital gains	$ 1,227,418	$ 626,865,738	$ 891,957,177
Gross unrealized capital losses	(3,535,762)	(567,336)	(23,677)
Net unrealized capital gains	(2,308,344)	626,298,402	891,933,500
Balance, beginning of year	626,298,402	891,933,500	937,410,594
Change in net unrealized capital gains on common and preferred stocks	$ (628,606,746)	$ (265,635,098)	$ (45,477,094)

D. Components of Net Realized Capital Losses

	For the years ending December 31,		
	2025	2024	2023
Bonds and short-term investments	$ (69,549,177)	$ (138,055,266)	$ (142,118,995)
Common stocks - unaffiliated	(500,000)	678,415	(16)
Common stocks - affiliated	711,450,153	4,807,959	—
Preferred stocks - unaffiliated	(200,836)	(1,106,459)	(8,445,735)
Mortgage loans on real estate	(5,311,855)	(9,919,244)	(15,644,478)
Real estate	—	—	(4,074,325)
Derivatives	(176,141,548)	(110,516,046)	(483,933,292)
Other invested assets	22,586,568	33,239,727	86,951,074
Other	15,248,955	—	—
Net realized capital losses	497,582,260	(220,870,914)	(567,265,767)
Tax benefit	65,066	(15,541,260)	(12,108,002)
Net realized capital losses, after tax	497,517,194	(205,329,654)	(555,157,765)
Less: Amounts transferred to IMR	(50,427,980)	(105,042,228)	(109,262,759)
Net realized capital losses, after tax	$ 547,945,174	$ (100,287,426)	$ (445,895,006)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities, calls and impairments):

	For the years ending December 31,		
	2025	2024	2023
Bonds and short-term investments			
Sale proceeds	$ 5,125,686,323	$ 6,046,287,816	$ 11,544,979,942
Gross realized capital gains on sales	11,295,373	8,104,587	5,652,309
Gross realized capital losses on sales	(80,855,752)	(146,139,816)	(143,481,440)
Unaffiliated common and preferred stock			
Sale proceeds	8,248,727	27,745,931	35,454,986
Gross realized capital gains on sales	—	678,415	2,850
Gross realized capital losses on sales	(700,836)	(1,106,459)	(8,448,603)

Additionally, for the years ended December 31, 2025, 2024 and 2023, there was $601,900, $4,223,668 and ($608,305) of investment (expense) / income generated on 15, 27 and 48 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features or tenders.

21

E. Investments - Derivative Instruments Overview The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange- traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department and the New York State Department of Financial Services. Interest rate, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value. Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer. Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash. Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date. Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts. The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 22

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2025 and 2024, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2025 and 2024, the average fair values for derivatives held for other investment and/or risk management activities were $56,468,938 and $157,318,425 respectively. The Company did not have any unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2025			As of December 31, 2024		
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges						
Interest rate and index swaps	$ 125,000	$ (10,540)	$ —	$ 125,000	$ (16,069)	$ —
Foreign currency swaps	41,208	4,941	4,486	37,150	8,430	9,075
Replication transactions						
Credit default swaps	50,000	1,133	1,138	—	—	—
Interest rate swaps	440,000	(124,381)	60	440,000	(127,971)	60
Other investment and/or Risk Management activities						
Interest rate and index swaps, swaptions	447,000	(104,384)	(104,384)	447,000	(80,539)	(80,539)
Macro hedge program	10,918,857	111,104	111,104	10,351,579	74,120	74,120
Total	$ 12,022,065	$ (122,127)	$ 12,404	$ 11,400,729	$ (142,029)	$ 2,716

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions to reproduce the investment characteristics of permissible investments.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.

23

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)		
By strategy	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Credit default swaps	$ 3,800	$ 2,968	$ 4,286
Interest rate swaps and swaptions	—	—	(4,673)
Foreign currency swaps	—	1,285	(385)
Macro hedge program	(154,502)	(114,769)	(483,208)
Total	$ (150,702)	$ (110,516)	$ (483,980)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Foreign currency swaps: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments and liabilities. In addition, the Company may enter into foreign currency swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2025:

December 31, 2025 (Amounts in thousands)					Underlying Referenced Credit Obligation(s)				
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]
Basket credit default swaps [4]									
Investment grade risk exposure	$ 50,000	$ 1,133	$ 1,138	5 years	Corporate Credit	BBB+	$ —	$ —	$ —
Total	$ 50,000	$ 1,133	$ 1,138				$ —	$ —	$ —

24

[1] The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used. [2] Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses. [3] The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap. [4] Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2024, the Company did not enter into any credit default swap contracts. Credit Risk The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company may have exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements. Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that derivative contracts, other than exchange traded contracts, OTC-cleared swaps, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. For the years ended December 31, 2025 and 2024 the Company had no losses on derivative instruments due to counterparty nonperformance. Hedge Accounting Effective January 1, 2022, the Company designated the hedging relationship described below under SSAP No. 108. The hedged item consists of a portion of the Company's variable annuity block of business, including related minimum benefit guarantees, that is sensitive to interest rate movement. The hedged portion of the block is reviewed on a monthly basis and the hedge effectiveness is measured quarterly based on the ratio of the percentage change in asset interest rate risk (rho) compared to the percentage change in the liability interest rate risk (rho). The related hedging instrument is a portfolio of interest rate derivatives which follows a semi-static hedging strategy. Changes in interest rates impact the present value of the future product cash flows. The Company will recognize a deferred asset within Other assets or a deferred liability within Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus, for fluctuations in fair value that do not offset the changes in the liability. The deferred asset or liability will then be amortized over the timeframe required under SSAP No. 108, which is the Macaulay duration of guarantee benefit cash flows, or approximately 8 years. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 25

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The hedging strategy is compliant with VM-21 and meets all the criteria to be defined as a clearly defined hedging strategy as required by SSAP No. 108. The Company periodically revises its hedging position to reflect reinsurance transactions entered into. Hedge effectiveness is measured in accordance with SSAP No. 108 on a quarterly basis, both prospectively and retrospectively, and remains highly effective as of December 31, 2025.

Recognition of Gains (Losses) and Deferred Assets and Liabilities

		2025
Net deferred balance - beginning of year	$	(151,421,777)
Current Year Amortization		(21,850,379)
Current Year Deferred Recognition		48,355,419
Ending Deferred Balance [1-(2+3)]	$	(177,926,817)

The net deferred balances will amortize over the next 8 years, as shown below;

Scheduled Amortization

Amortization Year		Deferred assets		Deferred liabilities
2026		(58,293,952)		30,056,201
2027		(58,293,952)		30,056,201
2028		(58,293,952)		30,056,201
2029		(58,293,952)		30,056,201
2030		(53,968,357)		30,056,201
2031		(42,203,544)		23,048,284
2032		(23,567,153)		8,046,128
2033		(6,981,529)		594,157
2034		—		—
Total	$	(359,896,391)	$	181,969,574
Total Deferred Balance			$	(177,926,817)

F. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. ~~As of~~ December 31, 2025 and 2024The following table discloses the Company's investment exposure as of December 31, 2025 to any credit concentration risk of a single issuer greater than 10% of the Company's capital and surplus, other than the U.S. government and certain U.S. government agencies and wholly-owned subsidiaries:

Issuer		Market Value
PIMCO Private Income Fund Onshore Feeder LLC	$	180,000,000
PIMCO Commercial Real Estate Debt Fund II Rated Note Vehicle I LP	$	146,322,810
AG ABC Structure Note LP (Equity)	$	143,258,514

26

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

Bonds, Cash Equivalents and Short-Term Investments As of December 31, 2025	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government and government agencies and authorities:				
-Guaranteed and sponsored - excluding asset-backed	$ 1,211,277,728	$ 2,797,682	$ (237,831,544)	$ 976,243,866
-Guaranteed and sponsored - asset-backed	39,747,857	1,486,749	(4,845,644)	36,388,962
All other corporate - excluding asset-backed	7,183,771,858	113,127,435	(757,539,551)	6,539,359,742
All other corporate - asset-backed	2,229,352,904	16,324,730	(39,823,918)	2,205,853,716
Cash equivalents and short-term investments	827,142,569	56,238	—	827,198,807
Cash equivalents and short-term investments affiliated	$ 600,000,000	$ —	$ —	$ 600,000,000
Total bonds, cash equivalents and short-term investments	$ 12,091,292,916	$ 133,792,834	$ (1,040,040,657)	$ 11,185,045,093

Common Stocks As of December 31, 2025	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common stocks - unaffiliated	$ 8,270,985	$ 813,768	$ (3,000,000)	$ 6,084,753
Common stocks - affiliated				—
Total common stocks	$ 8,270,985	$ 813,768	$ (3,000,000)	$ 6,084,753

Preferred Stocks As of December 31, 2025	Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Preferred stocks - unaffiliated	$ 17,853,136	$ 479,705	$ (160,881)	$ 18,171,960
Total preferred stocks	$ 17,853,136	$ 479,705	$ (160,881)	$ 18,171,960

Bonds, Cash Equivalents and Short-Term Investments As of December 31, 2024	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government and government agencies and authorities:				
-Guaranteed and sponsored - excluding asset-backed	$ 807,740,217		$ (233,086,862)	$ 574,653,355
-Guaranteed and sponsored - asset-backed	48,405,296	685,079	(8,290,982)	40,799,393
States, municipalities and political subdivisions	490,670,941	1,306,666	(80,894,597)	411,083,010
International governments	290,803,138	717,944	(32,604,783)	258,916,299
All other corporate - excluding asset-backed	7,057,350,573	87,435,784	(912,222,338)	6,232,564,019
All other corporate - asset-backed	1,970,849,171	12,445,242	(89,005,392)	1,894,289,021
Hybrid securities	122,262,717	718,158	(4,473,017)	118,507,858
Cash equivalents and short-term investments	570,389,479	146,015	—	570,535,494
Cash equivalents and short-term investments affiliated	400,000,000	—	—	400,000,000
Total bonds, cash equivalents and short-term investments	$ 11,758,471,532	$ 103,454,888	$ (1,360,577,971)	$ 10,501,348,449

27

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Common Stocks As of December 31, 2024	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Common stocks - unaffiliated	$ 8,771,425	$ 813,766		$ 9,585,191
Common stocks - affiliated	1,000,001	625,632,213	—	626,632,214
Total common stocks	$ 9,771,426	$ 626,445,979	$ —	$ 636,217,405

Preferred Stocks As of December 31, 2024	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Preferred stocks - unaffiliated	$ 21,626,294	$ 459,857	$ (607,437)	$ 21,478,714
Total preferred stocks	$ 21,626,294	$ 459,857	$ (607,437)	$ 21,478,714

The statement value and estimated fair value of bonds and short-term investments at December 31, 2025 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

Maturity	Statement Value	Estimated Fair Value
Due in one year or less	$ 1,669,023,869	$ 1,665,334,544
Due after one year through five years	2,232,622,669	2,165,812,169
Due after five years through ten years	2,573,951,676	2,505,933,945
Due after ten years	5,092,469,847	4,324,728,011
Total	$ 11,568,068,061	$ 10,661,808,669

At December 31, 2025 and 2024, securities with a statement value of $4,458,580 and $4,451,248 were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

H. Mortgage Loans on Real Estate

Lending Rates	2025	2024
Maximum	7.87%	—%
Minimum	7.02%	—%

The Company did not issue any new commercial mortgage loans in 2025. During 2025 and 2024, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2025 and 2024, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 83.45% and 83.45%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loans on real estate total. As of December 31, 2025 and 2024, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2025 and 2024, there were impaired loans with related allowances for credit losses of $6,140,000 and $0 respectively; with interest income recognized during the period the loans were impaired of $0 and $0, respectively.

28

I. Restructured Debt in which the Company is a Creditor The Company had no restructured commercial mortgage loans during the year ended December 31, 2025. The Company had one restructured commercial mortgage loans during the year ended December 31, 2024. The loan had a book/adjusted carry value of $5 million and generated a realized capital loss of $656,472. The loans had extensions on the maturity date and no loss was incurred. The Company had two restructured commercial mortgage loans during the year ended December 31, 2023. The loans had extensions on the maturity date and no loss was incurred. J. Joint Ventures, Partnerships and Limited Liability Companies The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $9,978,973 and $401,144 for the years ended December 31, 2025 and 2024, respectively, on certain limited partnerships. The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. K. Repurchase Agreements and Other Collateral Transactions From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value. Under repurchase agreements, the Company transfers collateral of U.S. government, government agency and corporate securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The bilateral agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in Payable for repurchase agreements in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025, the fair value and amortized cost of the securities transferred were $190,190,711 and $202,976,149 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $181,755,548 with a contractual maturity less than 1 year as of December 31, 2025. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short- term investments with amortized cost approximating fair value of $181,755,548 with a maturity date less than 360 days as of December 31, 2025. As of December 31, 2024, the fair value and amortized cost of the securities transferred were $191,040,364 and $208,842,418 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $182,083,180 with a contractual maturity less than 1 year as of December 31, 2024. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short- term investments with amortized cost approximating fair value of $182,083,180 with a maturity date less than 360 days as of December 31, 2024. Reinvested proceeds from repurchase agreements transactions consist of US government and government agency securities and short-term investments. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy. The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for repurchase TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 29

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

agreements, included within the Company's short-term investments, as of December 31, 2025, 2024, and 2023 was $0, with a fair value of $0 and $0, respectively.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2025 and 2024, securities pledged of $261,228,338 and $144,760,465 respectively, were included in Bonds and Cash and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $297,847,866 and $291,386,675, respectively, as of December 31, 2025 and 2024.

As of December 31, 2025 and 2024, the Company accepted cash collateral associated with derivative instruments with a statement value of $13,159,551 and $54,655,000 respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash and short-term investments with a corresponding amount recorded in Collateral on derivatives. The Company accepted securities collateral of $0 and $0 as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the statement value of repledged securities totaled $0 and the Company did not sell any securities. In addition, as of December 31, 2025 and 2024, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus.

L. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's OTTI policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with the contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2025 and 2024.

The following tables present amortized cost or statement value, fair value and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2025 and 2024:

As of December 31, 2025	Less Than 12 Months			12 Months or More			Total		
(Amounts in thousands)	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
U.S. government and government agencies & authorities:									
Guaranteed & sponsored - excluding asset-backed	$ 294,523	$ 288,872	$ (5,651)	$ 657,880	$ 425,699	$ (232,181)	$ 952,403	$ 714,571	$ (237,832)
Guaranteed & sponsored - asset-backed	338	334	(4)	36,782	31,940	(4,842)	37,120	32,274	(4,846)
States, municipalities & political subdivisions	10,490	10,371	(119)	352,421	296,263	(56,158)	362,911	306,634	(56,277)
International governments	51,046	50,138	(908)	99,588	78,672	(20,916)	150,634	128,810	(21,824)
All other corporate - excluding asset-backed	557,532	536,713	(20,819)	4,632,487	3,973,868	(658,619)	5,190,019	4,510,581	(679,438)
All other corporate - asset-backed	367,582	359,907	(7,675)	336,708	304,558	(32,150)	704,290	664,465	(39,825)
Total fixed maturities	1,281,511	1,246,335	(35,176)	6,115,866	5,111,000	(1,004,866)	7,397,377	6,357,335	(1,040,042)
Preferred stocks -unaffiliated	1,026	1,026	—	7,282	7,282	—	8,308	8,308	—
Total stocks	1,026	1,026	—	7,282	7,282	—	8,308	8,308	—
Total securities	$ 1,282,537	$ 1,247,361	$ (35,176)	$ 6,123,148	$ 5,118,282	$(1,004,866)	$ 7,405,685	$ 6,365,643	$(1,040,042)

30

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

As of December 31, 2024	Less Than 12 Months			12 Months or More			Total		
(Amounts in thousands)	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
U.S. government and government agencies & authorities:									
Guaranteed & sponsored - excluding asset-backed	$ 178,702	$ 175,217	$ (3,485)	$ 629,038	$ 399,436	$ (229,602)	$ 807,740	$ 574,653	$ (233,087)
Guaranteed & sponsored - asset-backed	5,791	4,601	(1,190)	41,167	34,066	(7,101)	46,958	38,667	(8,291)
States, municipalities & political subdivisions	34,281	31,709	(2,572)	420,473	342,151	(78,322)	454,754	373,860	(80,894)
International governments	162,342	155,501	(6,841)	95,203	69,439	(25,764)	257,545	224,940	(32,605)
All other corporate - excluding asset-backed	894,540	845,785	(48,755)	5,243,042	4,379,596	(863,446)	6,137,582	5,225,381	(912,201)
All other corporate - asset-backed	206,502	203,074	(3,428)	751,813	666,215	(85,598)	958,315	869,289	(89,026)
Hybrid securities	11,701	11,423	(278)	86,220	82,025	(4,195)	97,921	93,448	(4,473)
Total fixed maturities	1,493,859	1,427,310	(66,549)	7,266,956	5,972,928	(1,294,028)	8,760,815	7,400,238	(1,360,577)
Preferred stocks -unaffiliated	693	675	(18)	14,676	14,087	(589)	15,369	14,762	(607)
Total stocks	693	675	(18)	14,676	14,087	(589)	15,369	14,762	(607)
Total securities	$ 1,494,552	$ 1,427,985	$ (66,567)	$ 7,281,632	$ 5,987,015	$(1,294,617)	$ 8,776,184	$ 7,415,000	$(1,361,184)

The Company holds no affiliated common stocks as of December 31, 2025. For affiliated common stocks, as of December 31, 2024, the Company directly held 100% of the common stocks of two life insurance subsidiaries, TLA and TIL, reported on the Statements of Admitted Assets, Liabilities and Capital and Surplus at the subsidiaries' underlying statutory capital and surplus. The following discussion refers to the data presented in the table above, excluding affiliated common stocks.

As of December 31, 2025, fixed maturities, comprised of 2,086 securities, accounted for approximately 100% of the Company's total unrealized loss amount. The securities were primarily in U.S. government securities, corporate securities in the utility, industrial & financial services sector, and mortgage backed securities, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, 58% of these securities were depressed less than 20% of amortized cost. The fixed maturities' unrealized losses did not significantly change during 2025.

Most of the securities depressed for twelve months or more relate to U.S. government securities, mortgage backed securities, and corporate securities in the utility, industrial & financial services sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover.

M. Asset Backed Securities OTTI

For the year ended December 31, 2025, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

31

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

N. 5GI Securities

	Number of 5* Securities		Aggregate Bonds at Carrying Value		Aggregate Fair Value	
Investment	2025	2024	2025	2024	2025	2024
(1) Bonds - AC	—	—	$ —	$ —	$ —	$ —
(3) Preferred Stock - AC	1	1	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000
(4) Preferred Stock - FV	—	—		—		—
(5) Total (1+2+3+4)	1	1	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000

A 5GI is assigned by the NAIC Securities Valuation Office ("SVO") to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligor is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.

For the exceptions listed, either the required audited financials were received too late for valuation timing or the company is no longer producing them. All of the required documentation was filed with the SVO and the 5* was assigned by the SVO.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company's financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company utilizes the services of Hartford Investment Management Company ("HIMCO"), a third-party investment manager, and Sixth Street Insurance Solutions, L.P., an affiliated investment manager, that are registered investment advisers under the Investment Advisers Act of 1940. The Company's Investment Valuation Committee ("IVC"), a working group chaired by the Chief Financial Officer ("CFO") of the Talcott Financial Group Investments, LLC subsidiaries, oversees the investment activities of these investment managers and directs other investments to maximize economic value and generate the returns necessary to support the Company's various product obligations, within internally established objectives, guidelines and risk tolerances. The portfolio objectives and guidelines are developed, by the Company, based upon the asset/liability profile, including duration, convexity and other characteristics within specified risk tolerances. The risk tolerances considered include, but are not limited to, asset sector, credit issuer allocation limits, and maximum portfolio limits for below investment grade holdings. The Company attempts to minimize adverse impacts to the investment portfolio and the Company's results of operations from changes in economic conditions through asset diversification, asset allocation limits, and asset/liability duration matching and the use of derivatives. The following section applies the fair value hierarchy and disclosure requirements for the Company's Separate Account assets, and categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3):

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

32

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g. changes in risk assumptions) inputs are used in determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of December 31, 2025 and 2024: As of December 31, 2025 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value Preferred stocks - unaffiliated $ — $ 2,968 $ 11,877 $ — $ 14,845 Common stocks - unaffiliated — — 6,085 — 6,085 Cash equivalents 523,225 — — — 523,225 Total bonds and stocks 523,225 2,968 17,962 — 544,155 Derivative assets Macro hedge program 2,500 266,178 — — 268,678 Total derivative assets 2,500 266,178 — — 268,678 Separate Account assets [1] 29,428,518 39,464,010 40,077 — 68,932,605 Total assets accounted for at fair value $ 29,954,243 $ 39,733,156 $ 58,039 $ — $ 69,745,438 b. Liabilities accounted for at fair value Derivative liabilities Interest rate derivatives $ — $ 53,830 $ 50,553 $ — $ 104,383 Macro hedge program 6,383 151,191 — — 157,574 Total liabilities accounted for at fair value $ 6,383 $ 205,021 $ 50,553 $ — $ 261,957 [1] Excludes approximately $1.2 billion of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements). As of December 31, 2024 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value: Preferred stocks - unaffiliated $ — $ 10,683 $ 10,796 $ — $ 21,479 Common stocks - unaffiliated — — 9,585 — 9,585 Cash equivalents 491,413 — — — 491,413 Total bonds and stocks 491,413 10,683 20,381 — 522,477 Derivative assets Interest rate derivatives — — — — — Macro hedge program 4,771 — 143,466 — 148,237 Total derivative assets 4,771 — 143,466 — 148,237 Separate Account assets [1] 29,211,193 35,496,138 54,887 — 64,762,218 Total assets accounted for at fair value $ 29,707,377 $ 35,506,821 $ 218,734 $ — $ 65,432,932 b. Liabilities accounted for at fair value Derivative liabilities Interest rate derivatives — (51,721) (28,819) — (80,540) Macro hedge program — (55,059) (14,287) — (69,346) Total liabilities accounted for at fair value $ — $ (106,780) $ (43,106) $ — $ (149,886) TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 33

[1] Excludes approximately $1.8 billion of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements). Valuation Techniques, Procedures and Controls The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables. The fair value process is monitored by the respective Valuation Committees of the Company's investment managers, which are comprised of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. In addition, the IVC is responsible for the approval and monitoring of the valuation policy of the Company as well as the adjudication of any valuation disputes thereunder. The valuation policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The IVC meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals. The Company also has an enterprise-wide Operational Risk Management function with Enterprise Risk Management (“ERM”) which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. The Enterprise Model Oversight Working Group ensures compliance with the ERM framework by providing an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models. Bonds, Asset Backed Securities and Stocks The fair values of bonds, asset backed securities and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment managers using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit. Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. The Company's investment managers utilize an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment managers develop credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 34

The Company's investment managers perform ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment managers ensure that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment managers determine that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the IVC of the Company's investment managers. The Company's investment managers conduct other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment managers feel a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades. The Company's investment managers have analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data. Derivative Instruments Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations. The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company’s derivatives collateral agent compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities. Valuation Inputs for Investments For Level 1 investments, which are comprised of exchange traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 35

Descriptions of additional inputs used in the Company’s Level 2 and Level 3 measurements are included in the following discussion: Level 2 The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks. Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. All other corporate bonds, including surplus debentures - Primary inputs also include observations of credit default swap curves related to the issuer, and political events in emerging market economies where applicable. State, municipalities and political subdivisions - Primary inputs also include Municipal Securities Rulemaking Board reported trades notices, and issuer financial statements. Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves. Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves. Interest rate derivatives - Primary input is the swap yield curve. Level 3 Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including certain municipal securities, foreign government/government agency securities, and bank loans, which are issuer credit obligations. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding described Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Primary inputs for privately traded equity securities are internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable. Significant inputs for Level 3 derivative contracts primarily include the typical inputs used in the preceding Level 1 and Level 2 measurements, but also may include equity and interest volatility, and swap yield curves beyond observable limits. Separate Account Assets Guaranteed Separate Account investments for bonds, stocks, mortgage loans and limited partnerships are valued in the same manner, and using the same pricing sources and inputs, as the invested assets held in the General Account of the Company. Non-guaranteed Separate Account assets are primarily invested in mutual funds but also have investments in bonds, stocks, mortgage loans, limited partnerships and other alternative investments. Non-guaranteed Separate Account investments in mutual funds are valued by the underlying mutual funds in accordance to their valuation policies and procedures. Non- guaranteed Separate Account investments in bonds, stocks mortgage loans, limited partnerships and other alternative investments are generally valued by a third party accounting agent in the same manner using the same independent pricing service as the invested assets held in the General Account of the Company. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 36

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. December 31, 2025 Assets accounted for at fair value on a recurring basis [1] Fair Value Predominant Valuation Method Significant Unobservable Input Minimum [6] Maximum [6] Weighted Average [2] [6] Impact of Increase in Input on Fair Value [3] CMBS [4] 206 Discounted cash flows Spread 85 bps 85 bps 85 bps Decrease Corporate [5] 624,741 Discounted cash flows Spread 49 bps 775 bps 188 bps Decrease ABS 98,887 Discounted cash flows Spread 72 bps 675 bps 449 bps Decrease [1] Includes both General Account and Separate Account investments held. [2] The weighted average is determined based on the fair value of the securities. [3] Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above. [4] Excludes securities for which the Company bases fair value on broker quotations. [5] Excludes securities for which the Company bases fair value on broker quotations; however, included are broker priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value. [6] Basis points (bps). (Amounts in thousands) December 31, 2024 Assets accounted for at fair value on a recurring basis [1] Fair Value Predominant Valuation Method Significant Unobservable Input Minimum [7] Maximum [7] Weighted Average [2] [7] Impact of Increase in Input on Fair Value [3] Corporate [5] 770,846 Discounted cash flows Spread (3) bps 502 bps 186 bps Decrease Short term investments 62,144 Discounted cash flows Spread 619 bps 1067 bps 694 bps Decrease [1] Includes both General Account and Separate Account investments held. [2] The weighted average is determined based on the fair value of the securities. [3] Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above. [4] Excludes securities for which the Company bases fair value on broker quotations. [5] Excludes securities for which the Company bases fair value on broker quotations; however, included are broker priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value. [6] Decrease for above market rate coupons and increase for below market rate coupons. [7] Basis points (bps). (Amounts in thousands) December 31, 2024 Free Standing Derivatives Fair Value [1] Predominant Valuation Method Significant Unobservable Input Minimum Maximum Impact of Increase in Input on Fair Value [2] Interest rate swaptions 67,517 Option model Interest rate volatility 13.7% 54.6% Increase Equity options [3] (20,377) Option model Equity volatility 0.8% 0.9% Increase [1] Includes General Account amounts only, as Separate Account derivative amounts are not significant. [2] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions. [3] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion. The tables above exclude the portion of asset-backed securities, collateralized loan obligations, index options and certain corporate securities for which fair values are predominately based on independent broker quotes. While the Company does not TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 37

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

have access to the significant unobservable inputs that independent brokers may use in their pricing process, the Company believes brokers likely use inputs similar to those used by the Company and third-party pricing services to price similar instruments. As such, in their pricing models, brokers likely use estimated loss severity rates, prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, increases in these inputs would generally cause fair values to decrease. For the years ended December 31, 2025 and 2024, no significant adjustments were made by the Company to broker prices received.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provide a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2025 and 2024:

(Amounts in thousands)	Fair Value As of Jan. 1, 2025	Transfers into Level 3 [2]	Transfers out of Level 3 [2]	Total Realized/ Unrealized Gains (Losses) Included in: Net Income (1)	Surplus	Purchases/ Increases	Sales/ Decreases	Settlements	Fair Value as of Dec. 31, 2025
Assets									
Preferred stocks - unaffiliated	$ 10,796	$ —	$ —	$ —	$ (6)	$ 1,287	$ (200)	$ —	$ 11,877
Common stocks - unaffiliated	9,585	—	—	—	(3,500)	—	—	—	6,085
Total bonds and stocks	20,381	—	—	—	(3,506)	1,287	(200)	—	17,962
Derivatives									
Macro hedge program	129,180	—	(129,180)	—	—	—	—	—	—
Total derivatives [3]	129,180	—	(129,180)	—	—	—	—	—	—
Separate Accounts	54,887	7,689	(12,060)	(336)	837	13,259	(10,419)	(13,781)	40,076
Total assets	$ 204,448	$ 7,689	$ (141,240)	$ (336)	$ (2,669)	$ 14,546	$ (10,619)	$ (13,781)	$ 58,038
Liabilities									
Derivatives									
Interest rate derivatives	$ (28,818)	$ —	$ —	$ —	$ (21,735)	$ —	$ —	$ —	$ (50,553)
Total derivatives [3]	(28,818)	—	—	—	(21,735)	—	—	—	(50,553)
Total liabilities	$ (28,818)	$ —	$ —	$ —	$ (21,735)	$ —	$ —	$ —	$ (50,553)

[1] All amounts in this column except Separate Account assets are reported in net realized capital gains (losses). All amounts are before income taxes.

[2] Transfers in and/or out of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.

[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

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YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands)	Fair Value As of Jan. 1, 2024	Transfers into Level 3 [2]	Transfers out of Level 3 [2]	Total Realized/ Unrealized Gains (Losses) Included in: Net Income (1)	Surplus	Purchases/ Increases	Sales/ Decreases	Settlements	Fair Value as of Dec. 31, 2024
Assets									
Preferred stocks - unaffiliated	$ 10,097	$ —	$ —	$ —	$ 6	$ 693	$ —	$ —	$ 10,796
Common stocks - unaffiliated	9,694	—	—	678	41	—	(828)	—	9,585
Total bonds and stocks	19,791	—	—	678	47	693	(828)	—	20,381
Derivatives									
Macro hedge program	194,159	—	—	—	(131,480)	66,341		160	129,180
Total derivatives [3]	194,159	—	—	—	(131,480)	66,341	—	160	129,180
Separate Accounts	114,340	422	(8,524)	(570)	404	23,961	(67,904)	(7,243)	54,887
Total assets	$ 328,290	$ 422	$ (8,524)	$ 108	$ (131,029)	$ 90,995	$ (68,732)	$ (7,083)	$ 204,448
Liabilities									
Derivatives									
Interest rate derivatives	$ (11,127)	$ —	$ —	$ —	$ (17,691)	$ —	$ —	$ —	$ (28,818)
Total derivatives [3]	(11,127)	—	—	—	(17,691)	—	—	—	(28,818)
Total liabilities	$ (11,127)	$ —	$ —	$ —	$ (17,691)	$ —	$ —	$ —	$ (28,818)

[1] All amounts in this column except Separate Account assets are reported in net realized capital gains (losses). All amounts are before income taxes.

[2] Transfers in and/or out of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.

[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below reflect the fair values and admitted values of all assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships).

(Amounts in thousands)	December 31, 2025						
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets							
Issuer credit obligations	$ 7,108,138	$ 7,983,972	$ —	$ 6,414,684	$ 693,454	$ —	$ —
Asset backed securities - unaffiliated	2,547,697	2,578,990	—	2,014,395	533,302	—	—
Asset backed securities - affiliated	102,012	101,189	—	51,702	50,310	—	—
Preferred stocks - unaffiliated	17,853	17,853	—	5,976	11,877	—	—
Common stocks - unaffiliated	6,085	6,085	—	—	6,085	—	—
Mortgage loans	893,146	940,275	—	—	893,146	—	—
Cash, cash equivalents and short-term investments - unaffiliated	967,100	967,043	663,126	303,214	760	—	—
Cash, cash equivalents and short-term investments - affiliated	600,000	600,000	—	—	600,000	—	—
Derivative related assets	275,417	275,251	2,500	272,917	—	—	—
Contract loans	1,516,022	1,516,022	—	—	1,516,022	—	—
Surplus debentures	55,921	56,555	—	55,921	—	—	—
Capital Notes	13,461	12,494	—	13,461	—	—	—
Debt securities without credit enhancement	79,001	79,001	—	79,001	—	—	—
Residual tranches fixed income	139,788	112,924	—	19,244	120,544	—	—
Separate Account assets [1]	68,932,605	68,932,605	29,428,518	39,464,010	40,077	—	—
Total assets	$ 83,254,246	$ 84,180,259	$ 30,094,144	$ 48,694,525	$ 4,465,577	$ —	$ —
Liabilities							
Liability for deposit-type contracts	$ (95,566)	$ (102,315)	$ —	$ —	$ (95,566)	$ —	$ —
Derivative related liabilities	(397,544)	(262,847)	(6,383)	(340,608)	(50,553)	—	—
Separate Account liabilities	(68,932,605)	(68,932,605)	(29,428,518)	(39,464,010)	(40,077)	—	—
Total liabilities	$ (69,425,715)	$ (69,297,767)	$ (29,434,901)	$ (39,804,618)	$ (186,196)	$ —	$ —

[1] Excludes investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 of approximately $1.2 billion as of December 31, 2025.

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TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands)	December 31, 2024						
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets							
Bonds - unaffiliated	$ 9,439,776	$ 10,698,503	$ —	7,863,405	$ 1,576,371	$ —	$ —
Bonds - affiliated	91,036	89,579	—	38,003	53,033	—	—
Preferred stocks – unaffiliated	21,479	21,479	—	10,683	10,796	—	—
Common stocks – unaffiliated	9,585	9,585	—	—	9,585	—	—
Mortgage loans	992,013	1,088,431	—	—	992,013	—	—
Cash and short-term investments - unaffiliated	934,333	934,187	855,210	16,979	62,144	—	—
Cash, cash equivalents and short-term investments - affiliated	400,000	400,000	—	—	400,000	—	—
Derivative related assets	156,668	157,372	—	9,135	143,466	—	—
Contract loans	1,475,217	1,475,217	—	—	1,475,217	—	—
Surplus debentures	45,488	46,125	—	34,887	10,601	—	—
Separate Account assets [1]	64,762,218	64,762,218	29,211,193	35,496,138	54,887	—	—
Total assets	$ 78,327,813	$ 79,682,696	$ 30,066,403	$ 43,469,230	$ 4,788,113	$ —	$ —
Liabilities							
Liability for deposit–type contracts	$ (102,746)	$ (102,746)	$ —	$ —	$ (95,885)	$ —	$ —
Derivative related liabilities	(293,926)	(149,886)	—	(106,780)	(43,106)	—	—
Separate Account liabilities	(64,762,218)	(64,762,218)	(29,211,193)	(35,496,138)	(54,887)	—	—
Total liabilities	$ (65,158,890)	$ (65,014,850)	$ (29,211,193)	$ (35,602,918)	$ (193,878)	$ —	$ —

[1] Excludes investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 of approximately $1.8 billion as of December 31, 2024.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans.

Fair values of liability for deposit-type contracts were estimated using average discounted cash flow calculations and current market interest rates.

The carrying amounts of the Separate Account liabilities approximate their fair values.

At December 31, 2025 and 2024, the Company had no investments where it was not practicable to estimate fair value.

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TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

5. Income Taxes

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1

		2025		
		Ordinary	Capital	Total
(a)	Gross DTA	$ 247,250,601	$ 16,345,262	$ 263,595,863
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross DTA	247,250,601	16,345,262	263,595,863
(d)	Deferred tax assets nonadmitted	172,679,563	—	172,679,563
(e)	Subtotal net admitted deferred tax assets	74,571,038	16,345,262	90,916,300
(f)	Deferred tax liabilities		38,853,987	38,853,987
(g)	Net admitted deferred tax asset/(net deferred tax liability)	$ 74,571,038	$ (22,508,725)	$ 52,062,313

2

		2025		
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :				
(a)	Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b)	Adjusted gross DTA expected to be realized	50,129,983	1,932,330	52,062,313
	(1) DTAs expected to be realized after the balance sheet date	50,129,983	1,932,330	52,062,313
	(2) DTAs allowed per limitation threshold	XXX	XXX	197,912,093
(c)	DTAs offset against DTLs	24,441,055	14,412,932	38,853,987
(d)	DTAs admitted as a result of application of SSAP No. 101	$ 74,571,038	$ 16,345,262	$ 90,916,300

3

(a)	Ratio % used to determine recovery period and threshold limitations	796%
(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$ 1,319,413,952

4

		2025	
		Ordinary	Capital
Impact of Tax Planning Strategies:			
(a)	Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
	(1) Adjusted gross DTAs amount from Note 5A1c	$ 247,250,601	$ 16,345,262
	(2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies	— %	— %
	(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 74,571,038	$ 16,345,262
	(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	2.6 %	— %
(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1

		2024		
		Ordinary	Capital	Total
(a)	Gross DTA	$ 240,597,867	$ 7,165,253	$ 247,763,120
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross DTA	240,597,867	7,165,253	247,763,120
(d)	Deferred tax assets nonadmitted	107,426,589	—	107,426,589
(e)	Subtotal net admitted deferred tax assets	133,171,278	7,165,253	140,336,531
(f)	Deferred tax liabilities	6,187,906	53,752,802	59,940,708
(g)	Net admitted deferred tax asset/(net deferred tax liability)	$ 126,983,372	$ (46,587,549)	$ 80,395,823

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

2

	2024		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	76,759,410	3,636,413	80,395,823
(1) DTAs expected to be realized after the balance sheet date	76,759,410	3,636,413	80,395,823
(2) DTAs allowed per limitation threshold	XXX	XXX	248,920,801
(c) DTAs offset against DTLs	56,411,868	3,528,840	59,940,708
(d) DTAs admitted as a result of application of SSAP No. 101	$ 133,171,278	$ 7,165,253	$ 140,336,531

3

(a) Ratio % used to determine recovery period and threshold limitation	934%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	$ 1,659,472,009

4

	2024	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 240,597,867	$ 7,165,253
(2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies	— %	— %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 133,171,278	$ 7,165,253
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	2.7 %	— %
(b) Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1

	Change During 2025		
	Ordinary	Capital	Total
(a) Gross DTA	$ 6,652,734	$ 9,180,009	$ 15,832,743
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross DTA	6,652,734	9,180,009	15,832,743
(d) Deferred tax assets nonadmitted	65,252,974	—	65,252,974
(e) Subtotal net admitted deferred tax assets	(58,600,240)	9,180,009	(49,420,231)
(f) Deferred tax liabilities	(6,187,906)	(14,898,815)	(21,086,721)
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ (52,412,334)	$ 24,078,824	$ (28,333,510)

2

	Change During 2025		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	(26,629,427)	(1,704,083)	(28,333,510)
(1) DTAs expected to be realized after the balance sheet date	(26,629,427)	(1,704,083)	(28,333,510)
(2) DTAs allowed per limitation threshold	XXX	XXX	(51,008,708)
(c) DTAs offset against DTLs	(31,970,813)	10,884,092	(21,086,721)
(d) DTAs admitted as a result of application of SSAP No. 101	$ (58,600,240)	$ 9,180,009	$ (49,420,231)

3

(a) Ratio % used to determine recovery period and threshold limitation	(138)%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	$ (340,058,057)

43

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

4

	Change During 2025	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 6,652,734	$ 9,180,009
(2) % of adjusted gross DTAs by tax character attributable to the impact of planning strategies	— %	— %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ (58,600,240)	$ 9,180,009
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	(0.1)%	— %

B. DTLs are not recognized for the following amounts:

Not Applicable.

C. Significant Components of Income Taxes Incurred

1. The components of current income tax expense are as follows:

	2025	2024	Change
(a) Federal	$ 70,131,201	$ (10,501,277)	$ 80,632,478
(b) Foreign	—	—	—
(c) Subtotal	70,131,201	(10,501,277)	80,632,478
(d) Federal income tax on net capital gains	65,066	(15,541,260)	15,606,326
(e) Utilization of capital loss carryforwards		—	—
(f) Other		—	—
(g) Federal and foreign income taxes incurred	$ 70,196,267	$ (26,042,537)	$ 96,238,804

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

	2025	2024	Change
DTA: Ordinary			
Policyholder Reserves	$ 182,563,766	$ 160,316,504	$ 22,247,262
Deferred acquisition costs	56,120,626	43,432,788	12,687,838
Compensation and benefits	1,140,405	287	1,140,118
Investments	4,344,734	—	4,344,734
Net operating loss carryforward		23,066,996	(23,066,996)
Tax credit carryforward		10,533,841	(10,533,841)
Other	3,081,070	3,247,451	(166,381)
Subtotal: DTA ordinary	247,250,601	240,597,867	6,652,734
Ordinary statutory valuation allowance	—	—	—
Total adjusted gross ordinary DTA	247,250,601	240,597,867	6,652,734
Nonadmitted ordinary DTA	172,679,563	107,426,589	65,252,974
Admitted ordinary DTA	74,571,038	133,171,278	(58,600,240)
DTA: Capital			
Investments	5,400,926	7,165,253	(1,764,327)
Capital loss carryforward	10,944,336	—	10,944,336
Subtotal: DTA capital	16,345,262	7,165,253	9,180,009
Capital statutory valuation allowance	—	—	—
Total adjusted gross capital DTA	16,345,262	7,165,253	9,180,009
Nonadmitted capital DTA	—		—
Admitted capital DTA	16,345,262	7,165,253	9,180,009
Total Admitted DTA	$ 90,916,300	$ 140,336,531	$ (49,420,231)

44

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

DTL: Ordinary			
Investments		$ 5,722,037	$ (5,722,037)
Policyholder reserves		465,869	(465,869)
Gross DTL ordinary	—	6,187,906	(6,187,906)
DTL: Capital			
Investments	38,853,987	53,752,802	(14,898,815)
Gross DTL capital	38,853,987	53,752,802	(14,898,815)
Total DTL	38,853,987	59,940,708	(21,086,721)
Net adjusted DTA/(DTL)	$ 52,062,313	$ 80,395,823	$ (28,333,510)
Adjust for the change in deferred tax on unrealized gains (losses)			(21,536,769)
Adjust for the change in nonadmitted deferred tax			65,252,974
Other adjustments			
Adjusted change in net deferred Income Tax			$ 15,382,695

D. Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

	2025 Tax effect	% of Pre-tax income $ 804,369,002	2024 Tax effect	% of Pre-tax income $ 505,103,980	2023 Tax effect	% of Pre-tax income $ 90,970,168
Statutory tax	$ 168,917,490	21.00 %	$ 106,071,836	21.00 %	$ 19,103,735	21.00 %
Tax preferred investments	(12,498,932)	(1.55)%	(16,011,938)	(3.17)%	(17,443,389)	(19.17)%
Affiliated dividends	(1,794,660)	(0.22)%	(57,750,000)	(11.43)%	(19,908,000)	(21.88)%
VA hedge losses reported in surplus	(15,588,291)	(1.94)%	(25,249,269)	(5.00)%	(5,807,449)	(6.38)%
Interest maintenance reserve	31,421,468	3.91 %	(23,001,653)	(4.55)%	(32,150,963)	(35.34)%
Removal of subsidiary	(148,875,543)	(18.51)%	—	— %	—	— %
Prior period adjustment	(185,967)	(0.02)%	369,078	0.07 %	641,987	0.71 %
SSAP 108	10,908,330	1.36 %	22,240,474	4.40 %	(3,530,268)	(3.88)%
Change in deferred tax on non-admitted assets	(48,029)	(0.01)%	(31,162)	(0.01)%	683,186	0.75 %
Deferred gain	32,983,292	4.10 %	—	— %	—	— %
Foreign related investments	(2,040,388)	(0.25)%	(2,060,197)	(0.41)%	(2,078,941)	(2.29)%
Amortization of inception gain	(4,396,527)	(0.55)%	(4,001,300)	(0.79)%	(4,001,300)	(4.40)%
All other	(3,988,671)	(0.50)%	(260,393)	(0.05)%	76,227	0.07 %
Total statutory income tax	54,813,572	6.82 %	$ 315,476	0.06 %	$ (64,415,175)	(70.81)%
Federal and foreign income taxes incurred	70,196,267	8.73 %	(26,042,537)	(5.16)%	(34,626,869)	(38.06)%
Change in net deferred income taxes	(15,382,695)	(1.91)%	26,358,013	5.22 %	(29,788,306)	(32.75)%
Total statutory income tax	$ 54,813,572	6.82 %	$ 315,476	0.06 %	$ (64,415,175)	(70.81)%

E. Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2025, the Company had $0 of net operating loss carryforwards, $0 of foreign tax credit carryovers, and $52,115,886 of capital loss carryforwards which expire 2030.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2025	$	—
2024	$	—
2023	$	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2025.

45

F. Consolidated Federal Income Tax Return 1. For the period ended July 1, 2025, the Company's federal income tax return was included in a consolidated tax return with its former direct parent, TR Re, Ltd. and TR Re's subsidiaries. The Company will file a stand alone federal income tax return for the period July 2, 2025 - December 31, 2025. 2. Federal Income Tax Allocation For the period ended December 31, 2025, the allocation of tax was subject to a written agreement with the Company's former direct parent, TR Re, Ltd. G. Any federal or foreign income tax loss contingencies as determined in accordance with SSAP No.5 - Liabilities, Contingencies and Impairments of Assets with modifications provided in SSAP No. 101 Income Taxes with reasonable possibility that the total liability will significantly increase within 12 months of the reporting date. Not Applicable. H. Repatriation Transition Tax (RTT) Not Applicable. I. Alternative Minimum Tax (AMT) Credit Not Applicable. 6. Reinsurance The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $330,945,261 and $212,893,157 respectively, as of December 31, 2025 and $379,802,153 and $132,234,205 respectively, as of December 31, 2024. The amount of funds held by or deposited with reinsured companies were $1,889,605,649 and $0 in 2025 and 2024, respectively. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 46

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The effect of reinsurance as of and for the years ended December 31, 2025, 2024 and 2023, respectively, is summarized as follows:

2025	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 13,035,478,877	$ 9,910,450,192	$ (6,866,571,656)	$ 16,079,357,413
Liability for deposit-type contracts	1,823,038,126	8,871,485	(1,729,594,279)	102,315,332
Policy and contract claim liabilities	515,526,007	1,046,054	(127,571,649)	389,000,412
Premium and annuity considerations	891,399,589	30,620,073,457	5,118,808,556	36,630,281,602
Annuity benefits	495,899,933	244,702,297	(302,465,345)	438,136,885
Death, disability and other benefits	1,034,365,472	943,367	(274,138,481)	761,170,358
Surrenders and other fund withdrawals	3,467,270,390	3,629,753,865	(3,271,745,633)	3,825,278,622

2024	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 13,611,764,450	$ 7,703,829,719	$ (7,869,047,857)	$ 13,446,546,312
Liability for deposit-type contracts	2,127,474,748	—	(2,024,728,424)	102,746,324
Policy and contract claim liabilities	489,688,077	1,284,736	(234,868,076)	256,104,737
Premium and annuity considerations	860,119,152	678,191,431	(1,392,994,595)	145,315,988
Annuity benefits	515,181,364	131,565,131	(362,818,039)	283,928,456
Death, disability and other benefits	915,079,708	499,625	(357,401,021)	558,178,312
Surrenders and other fund withdrawals	3,802,186,733	2,837,118,040	(3,930,561,132)	2,708,743,641

2023	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$ 14,208,511,796	$ 8,126,479,430	$ (8,364,298,448)	$ 13,970,692,778
Liability for deposit-type contracts	2,350,836,319	—	(2,239,729,676)	111,106,643
Policy and contract claim liabilities	482,611,811	1,099,989	(237,755,297)	245,956,503
Premium and annuity considerations	903,410,180	761,984,581	(1,514,084,023)	151,310,738
Annuity benefits	529,234,225	91,726,616	(346,344,200)	274,616,641
Death, disability and other benefits	1,119,448,314	992,423	(508,185,382)	612,255,355
Surrenders and other fund withdrawals	4,245,622,894	2,075,605,449	(4,121,691,675)	2,199,536,668

A. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

As of December 31, 2025, the Company has three reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. These concentrations, which are actively monitored, are as follows: reserve credits totaling \$4.7 billion for Massachusetts Mutual Life Insurance Company offset by \$4.7 billion of market value of assets held in trust, for a net exposure of \$0, reserve credits totaling \$2.4 billion for Prudential offset by \$2.0 billion of market value of assets held in trust, for a net exposure of \$0.4 billion and reserve credits totaling \$2.3 billion for Commonwealth Annuity and Life Insurance Company offset by \$2.3 billion of market value of assets held in trust, for a net exposure of \$0. As of December 31, 2024, the Company had four reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. These concentrations which were actively monitored are as follows: reserve credits totaling \$5.3 billion for Massachusetts Mutual Life Insurance Company offset by \$4.9 billion of market value of assets held in trust, for a net exposure of \$0.4 billion, reserve credits totaling \$2.5 billion for Prudential offset by \$2.0 billion of market value of assets held in trust, for a net exposure of \$0.5 billion, reserve credits totaling \$2.6 billion for Commonwealth Annuity and Life Insurance Company offset by \$2.6 billion of market value of assets held in trust, for a net exposure of \$0 and reserve credits totaling \$0.6 billion for TR

47

Re offset by $0.7 billion of market value of assets held in trust, for a net exposure of $0. Additionally, the Company has liabilities for funds held under coinsurance with multiple reinsurers of $130,711,211 and $301,025,342 as of December 31, 2025 and 2024, respectively. The liabilities are included as a component of Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which such obligation is not presently accrued is $5,048,554 in 2025, a decrease of $164,988 from the 2024 balance of $5,213,542. The total amount of reinsurance credits taken for this agreement were $6,390,574 in 2025, an decrease of $208,846 from the 2024 balance of $6,599,420. On December 1, 2025, the Company entered into and closed on a reinsurance agreement with Metropolitan Life Insurance Company to reinsure $10 billion in variable annuity liabilities, comprised of general account funds withheld coinsurance reserves of $1.6 billion and separate account modified coinsurance reserves of $8.4 billion. The Company paid a ceding commission of $313 million and recognized a deferred gain on reinsurance on this transaction totaling $157 million in Surplus, after tax, which will be amortized into income on a straight-line basis over 9 years. The initial IMR assumed in the transaction was immaterial. As a result of the Company entering into a reinsurance agreement with The Guardian Insurance & Annuity Company, Inc. in 2022, the Company recognized a deferred gain on reinsurance totaling $73.5 million, after tax, which is being amortized on a straight line basis over 9 years. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operations and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $8.2 million in 2025, 2024 and 2023, respectively. As part of this transaction, the Company assumed administration of the 40,710 variable annuity contracts in 2024 that comprise this block. In 2018, the Company entering into a reinsurance agreement with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $174 million, after tax, was deferred and the remaining unamortized amount is included in surplus as a component of Unassigned Funds on the Company’s Statements of Liabilities, Surplus and Other Funds, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operations and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $10.9 million in 2025, 2024, and 2023, respectively. The Company entered into a reinsurance agreement with Allianz Life Insurance Company of North America (“Allianz”), which was effective October 1, 2021, and implemented December 30, 2021. Pursuant to such reinsurance agreement, the Company assumed 100% of a certain block of fixed indexed annuities and 5% of another block of fixed indexed annuities on a coinsurance basis. Under the terms of the reinsurance agreement, the Company will pay Allianz an expense allowance to continue to administer the reinsured business. In addition, under the reinsurance agreement, Allianz will perform hedging services on behalf of the Company and will purchase options to hedge the associated market risks for the underlying reserves. The Company will pay Allianz an upfront cost for the options contract and will receive an index credit payoff at the end of such options contract. The Company will record the outstanding balances related to such options through funds held by or deposited with reinsured companies. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 48

B. Reinsurance with Affiliates The Company entered into an affiliated retrocession agreement with its affiliate, TR Re, an unauthorized reinsurer, which was effective October 1, 2022, and implemented December 30, 2022. Pursuant to such retrocession agreement, the Company retroceded, on a modified coinsurance (“Modco”) basis, 75% of fixed indexed annuities that it assumed pursuant to a reinsurance contract which was effective October, 2021 and implemented December, 2021, and a reinsurance contract entered into in July, 2022 with an unaffiliated insurer. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling approximately $6.0 billion (offset by Modco ceded adjustments). Related interest maintenance reserve amortization will be included in the quarterly reinsurance settlement. TR Re will pay a ceding commission during the period starting January 1, 2023, to December 1, 2029. As a result of the transaction, the Company recognized no material change to surplus. On July 1, 2025, the Company recaptured an affiliate reinsurance agreement, originally effective as of October 1, 2021, from TR Re. As a result of the recapture, the Company recorded recaptured insurance reserves totaling $537 million previously ceded on a coinsurance funds withheld basis, interest maintenance reserve balances totaling $188 million, and reduced funds withheld under reinsurance treaties with unauthorized reinsurers by $726 million. The Company also recorded negative ceded premiums totaling $6.2 billion, partially offset by reserve adjustments on reinsurance of $5.5 billion for recaptured insurance reserves previously ceded on a modified coinsurance basis. Additionally, the Company paid a recapture fee to TR Re of $30 million (before tax). On July 1, 2025, the Company entered into a reinsurance agreement on a coinsurance and modified coinsurance basis with TLA (the “TL/TLA Reinsurance Agreement”), pursuant to which the Company assumed certain variable annuity and payout reserves from TLA. As a result, the Company recorded insurance reserves totaling $1.1 billion assumed on a coinsurance basis and IMR balances totaling approximately $21 million. The Company also recorded assumed premiums totaling $19.5 billion, partially offset by reserve adjustments on reinsurance of $18.3 billion for insurance reserves assumed on a modified coinsurance basis. Additionally, the Company paid a ceding commission of $300 million (before tax) to TLA and recorded an after-tax loss of $237 million. 7. Related Party Transactions Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and dividend payments. In 2025, substantially all general insurance expenses related to the affiliates, including rent and benefit plan expenses, are initially paid by the Company. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis. The Company reported $71,506,827 and $40,480,763, respectively, as receivables from parent, subsidiaries and affiliates as of December 31, 2025 and 2024, respectively. The Company reported no payables to parents, subsidiaries and affiliates as of December 31, 2025 and 2024, respectively. Amounts are settled in accordance with terms of the agreements. Effective March 31, 2025, TL entered into an agreement among several subsidiaries of Talcott Financial Group, Ltd. to optimize the use of cash by facilitating the lending and borrowing of funds between the Company and its affiliates (the “Cash Management Agreement”). The aggregate individual and combined (with TLA) lending and borrowing amount permitted under the agreement for the Company is $1 billion. On December 31, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan is 3.83% and the maturity date is March 31, 2026. On December 31, 2025, TL loaned $300 million to TLI per the cash management agreement. The interest rate of this loan is 3.83% and the maturity date is March 31, 2026. On November 17, 2025, TL loaned $300 million to TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On December 31, 2025, this loan was repaid plus accrued interest. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 49

On September 30, 2025, TL loaned $350 million to TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On November 17, 2025, this loan was repaid plus accrued interest. On September 30, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On December 31, 2025, this loan was repaid plus accrued interest. On July 1, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan was 4.78% and the maturity date was September 30, 2025. On September 30, 2025, this loan was repaid plus accrued interest. On July 1, 2025, TL loaned $350 million to TLI per the cash management agreement. The interest rate of this loan was 4.78% and the maturity date was September 30, 2025. On September 30, 2025, this loan was repaid plus accrued interest. On March 31, 2025, TL loaned $100 million to TFG per the cash management agreement. The interest rate of this loan was 4.9169% and the maturity date was July 9, 2025. On June 5, 2025, this loan was repaid plus accrued interest. Effective September 21, 2022, TL entered into an intercompany liquidity agreement between several Talcott entities: including TR Re, Talcott Life Re, Ltd ("TLR") and Talcott Life & Annuity Re, Ltd ("TLAR"). TL may lend a total of $500 million in aggregate to the affiliates. TL may also borrow a total of $1.5 billion consisting of $500 million from each of the aforementioned entities. Under the agreement, TLR, TLAR and TR Re cannot extend loans between one another. This agreement was terminated effective March 31, 2025, and all outstanding loans at the time were repaid. On December 24, 2024, TL received a dividend of $275,000,000 from TLA., the Company's subsidiary. On December 23, 2024, TL loaned $250 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.30% and the maturity date was December 22, 2025. On March 31, 2025, this loan was repaid plus accrued interest. On December 5, 2024, TL loaned $150 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.30% and the maturity date was December 4, 2025. On March 31, 2025, this loan was repaid plus accrued interest. On July 3, 2024, TLA loaned $300 million to TL per the 2018 intercompany liquidity agreement. The interest rate of this loan was 5.06% and the maturity date was July 2, 2025. On March 31, 2025, this loan was repaid plus accrued interest. On December 27, 2023, TL loaned $250 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 5.26% and the maturity date was December 26, 2024. On September 13, 2024, TR Re partially repaid $100M plus accrued interest. On December 5, 2024, TR Re repaid $150 M plus accrued interest. On September 22, 2023, TL loaned $50 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 5.12% and the maturity date is September 21, 2024. The loan including accrued interest was repaid on September 13, 2024. Two extraordinary non-cash dividends in the amount of $9 million and $723 million were distributed by the Company on July 1, 2025 to its parent at the time, TR Re, representing 100% of the common stock ownership in Talcott Resolution Distribution Company, Inc. and TLA, respectively. On February 11, 2025, the Company requested approval from the Department for an extraordinary dividend totaling $125,000,000 to its parent at the time, TR Re. Permission was received on March 4, 2025, and the dividend was paid on March 11, 2025. On September 29, 2025, TLI contributed capital in cash to TL totaling $375 million. In July 2025, the Company contributed 100% of the issued and outstanding shares of its subsidiary Talcott Resolution International Life Reassurance Corporation (“TIL”), valued at $13 million, to TLA. The investment in TIL is non admitted since TIL is not audited. In June 2025, TLA sold approximately $110 million of Collateral Loan Obligations (CLO) to its parent, TL, in exchange for cash. The exchange was completed prior to reorganization finalized in July. The exchange was accounted for at book value, as a non-economic transaction between parent and subsidiary. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 50

On June 27, 2024, TL declared and accrued a return of capital of $571,000,000 to TR Re, Ltd. ("TR Re"), the Company's parent. TL paid the return of capital on July 11, 2024. On December 29, 2023, the Company received approval from the Department to transfer ownership of American Maturity Life Insurance Company (“AML”) to Talcott Resolution Life Inc. ("TLI"). In an agreement effective January 1, 2024, TL sold AML to TLI for a value of $16 million. After receiving permission from the Department, on December 29, 2023, TL received a return of capital of $36,000,000 from AML, the Company's subsidiary. On July 6, 2023, TL paid a dividend of $575,000,000 to TR Re, the Company's parent. On July 6, 2023, TL received a dividend of $94,800,000 from TLA, the Company's subsidiary. Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 6, 8, and 13. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 51

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The expense accrued for the Company during 2025 and 2024 was immaterial. As of June 1, 2018, TL adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to TLI, the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in the Talcott 401(k) Plan under which designated contributions can be invested in a variety of investments. Subject to IRS limits, the employee can contribute up to 90% of their eligible compensation. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Plan is for a select group of management and provides an opportunity to defer compensation on a pre-tax basis and accumulate tax-deferred earnings. The Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) $350,000 limit as of the most current year end. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The Plan shall represent an unfunded, unsecured obligation of the company to provide deferred compensation. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The accrued liability for the company during 2025 and 2024 was immaterial. The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2025 and 2024. 9. Debt A. FHLB (Federal Home Loan Bank) Agreements 1. The Company is a member of the Federal Home Loan Bank ("FHLB") of Boston. Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3% and 4% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025 and 2024, there were no advances outstanding. State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2025 and 2024, the Company's pledge limits were $342,869,066 and $434,966,958, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 52

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

2. FHLB Capital Stock

a. Aggregate Totals

1. As of December 31, 2025

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$ —	$ —	$ —
b.	Membership Stock - Class B	5,000,000	5,000,000	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	5,000,000	5,000,000	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$ 342,869,066	$ 342,869,066	$ —

2. As of December 31, 2024

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$ —	$ —	$ —
b.	Membership Stock - Class B	5,000,000	5,000,000	—
c.	Activity Stock		—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	5,000,000	5,000,000	$ —
f.	Actual or estimated borrowing capacity as determined by the insurer	$ 434,966,958	$ 434,966,958	$ —

b. Membership Stock (Class A and B) Eligible for Redemption

			Eligible for Redemption			
Membership Stock	1. Current Period Total (2+3+4+5+6)	2. Not Eligible for Redemption	3. Less Than 6 Months	4. 6 Months to Less than 1 Year	5. 1 to Less than 3 Years	6. 3 to 5 Years
Class A	$ —	$ —	$ —	$ —	$ —	$ —
Class B	5,000,000	5,000,000	—	—	—	—

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2025

		1 Fair Value	2 Carrying Value	3 Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$ 376,097,806	$ 399,782,977	$ —
2	Current Year General Account: Total Collateral Pledged	376,097,806	399,782,977	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	293,205,498	326,084,877	—

53

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	$ 398,172,978	$ 430,281,603	$ —
1	Current Year General Account Maximum Collateral Pledged	398,172,978	430,281,603	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	300,251,206	333,115,535	—

4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

The Company had no borrowings from the FHLB as of December 31, 2025.

c. FHLB - Prepayment Obligations

The Company does not have any prepayment obligations as of December 31, 2025.

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. For dividends paid in 2025, see Note 7. The Company paid no dividends in 2024. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $186,227,558 in 2026.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:

	2025	2024
Unrealized capital gains (losses), gross of tax	$ (426,239,780)	$ 353,075,428
Separate Account expense allowance	205,002,353	161,741,882
Nonadmitted asset values	(178,129,452)	(125,776,505)
Asset valuation reserve	(228,965,957)	(250,517,374)

11. Separate Accounts

The Company maintained Separate Account assets totaling $70,121,473,179 and $66,608,458,521 as of December 31, 2025 and 2024, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business including individual and group variable annuities, variable life, variable universal life, group fixed annuities and modified guarantee contracts product lines.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported

54

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2025 and 2024, the Company's Separate Account statement included legally insulated assets of $69,648,776,690 and $66,089,255,206, respectively, and not legally insulated assets of $472,696,486 and $519,203,315, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Accounts reflect two categories of risk assumption: non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. The Company had $65,313,986,635 and $62,643,023,527 of non-guaranteed Separate Account reserves and $615,224,298 and $671,517,221 of guaranteed Separate Account reserves as of December 31, 2025 and 2024, respectively. As of December 31, 2025, the General Account of the Company had a maximum guarantee for Separate Account liabilities of $234,378,337. To compensate the General Account for the risk taken, the Separate Account paid risk charges of $1,180,407 in 2025. As of December 31, 2025, the General Account of the Company had paid no Separate Account guarantees.

Separate Account fees, net of minimum guarantees, were $957,218,473, $935,566,462 and $890,326,326 for the years ended December 31, 2025 and 2024 and 2023, respectively, and are recorded as a component of Fee Income on the Company's Statements of Operations.

An analysis of the Separate Account reserves as of December 31, 2025 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
1. Premium considerations or deposits for the year ended December 31, 2025	$ —	$ —	$ 0	$ 1,536,545,901	$ 1,536,545,901
Reserves at year-end:					
2. For accounts with assets at:					
a. Fair value	$ —	$ 222,363,568	$ 392,860,730	$ 65,313,986,635	$ 65,929,210,933
b. Amortized cost	—	—	—	—	—
c. Total reserves	$ —	$ 222,363,568	$ 392,860,730	$ 65,313,986,635	$ 65,929,210,933
3. By withdrawal characteristics:					
a. Subject to discretionary withdrawal	$ —	$ —	$ —	$ —	$ —
1. With market value adjustment	—	222,363,568	158,482,393	32,999,779,352	33,380,625,313
2. At book value without market value adjustment and with surrender charge of 5% or more	—	—	—	—	—
3. At fair value	—	—	—	24,109,071,050	24,109,071,050
4. At book value without market value adjustment and with surrender charge of less than 5%	—	—	—	7,988,482,630	7,988,482,630
5. Subtotal	—	222,363,568	158,482,393	65,097,333,032	65,478,178,993
b. Not subject to discretionary withdrawal	—	—	234,378,337	216,653,603	451,031,940
c. Total	$ —	$ 222,363,568	$ 392,860,730	$ 65,313,986,635	$ 65,929,210,933

Below is a reconciliation of Net Transfers from Separate Accounts:

55

December 31, December 31, December 31, 2025 2024 2023 1. Transfers as reported in the Summary of Operations of the Separate Account Statement a. Transfer to Separate Accounts $ 949,122,802 $ 913,070,206 $ 871,909,031 b. Transfer from Separate Accounts 3,031,369,178 3,059,737,292 3,412,312,352 c. Net Transfer to/(from) Separate Accounts (a) - (b) (2,082,246,376) (2,146,667,086) (2,540,403,321) 2. Reconciling adjustments: Internal exchanges and other Separate Account activity 9,915,145 (9,887,460) 20,121,935 3. Transfers as reported in the Summary of Operations of the Life, Accident & Health Annual Statement (1c) + 2 $ (2,072,331,231) $ (2,156,554,546) $ (2,520,281,386) 12. Commitments and Contingent Liabilities A. Litigation On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively “Talcott Resolution”) were named as defendants in a putative class action lawsuit in the United States District Court for the District of Massachusetts. The case is captioned as follows: Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. The lawsuit relates to data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services (“PBI”), a former third-party service provider for Talcott Resolution, used the MOVEit file transfer system in the performance of its services. PBI used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiff seeks to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident. Plaintiff alleges that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaint asserts claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs, and other relief. On October 4, 2023, the Judicial Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend the action. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 56

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s financial condition, results of operations or cash flows in particular quarterly or annual periods. B. Guaranty Funds In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid/(received) guaranty fund assessments of $1,021,000, $1,511,515 and $39,158 in 2025, 2024, and 2023, respectively, of which $0, $1,029,729 and $0 in 2025, 2024, and 2023, respectively, increased the creditable amount against premium taxes. The Company had guaranty fund receivables of $1,366,378, $1,360,742 and $331,013 as of December 31, 2025, 2024 and 2023, respectively. C. Contingent Commitments At December 31, 2025 and 2024, the Company has outstanding commitments totaling $995,631,524 and $647,660,627, respectively, of which $436,651,265 and $342,322,699, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2025 and 2024, $6,497,494 and $23,336,179, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $552,482,765 and $282,001,749 are related to various funding obligations associated with private placement securities, as of December 31, 2025 and 2024, respectively. Detail of Other Contingent Commitments. 1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement 2 Liability Recognition of Guarantee 3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required 4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make 5 Current Status of Payment or Performance Risk of Guarantee 1. In 1997, TL guaranteed the obligations of TLA with respect to life, accident and health insurance and annuity contracts. The guarantee was issued to provide an increased level of security to potential purchasers of TLA products. As of December 31, 2025 and 2024, no liability was recorded for this guarantee, as TLA was able to meet these policyholder obligations. $ — Increase in Expense, or Other Unlimited (1) The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered. Total $ — Unlimited (1) There is no limit on the Company’s guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement. D. Leases TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 57

Transactions include rental facilities and equipment. Rent paid by the Company to Nassau Life Insurance Company for its share of space occupied and equipment used by Talcott Resolution's life insurance companies was $710,686, $790,545 and $527,357 in 2025, 2024, and 2023, respectively. Future minimum rental commitments are immaterial. The office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut. E. Tax Matters The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2021, except for net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carryback years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching. 13. Subsequent Events On December 30, 2025, the Company executed a funding agreement with a special purpose vehicle for $400 million, with an effective date of January 7, 2026, when the initial funding occurred. The funding agreements are considered deposit-type contracts for U.S. Statutory reporting purposes. The Company recorded a deposit liability in line 3, Liability for deposit-type contracts, in the financial statements in the amount of the funding on the effective date. On February 2, 2026, the Company received a $250 million pay down of the $300 million cash management loan to TLI. See Note 7. Related Party Transactions for further detail on the loan. On March 2, 2026, the Company requested approval from the Department for an extraordinary dividend totaling $250 million to its parent TLI. Permission was received on March 12, 2026, and the dividend was paid on March 20, 2026. The Company has evaluated events subsequent to December 31, 2025, through March 27, 2026, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements. There were no other subsequent events that had a material impact on the financial results of the Company. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 58

14. Reconciliation Of December 31, 2025 Annual Report to the Connecticut Department to These Statutory-Basis Financial Statements The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2025 Annual Statement and amounts reported in the accompanying financial statements. December 31, 2025 Admitted Assets Liabilities Surplus Net Income Per Annual Statement $ 89,501,993,110 $ 88,084,274,008 $ 1,417,719,102 $ 734,172,732 Adjustments for: Reinsurance transaction settlement statement true-up 1,775,555 48,018,392 (46,242,837) — Per audited financial statements $ 89,503,768,665 $ 88,132,292,400 $ 1,371,476,265 $ 734,172,732 The 2025 adjustment presented herein is related to timing of the receipt of the final transaction settlement statement for the MetLife reinsurance transaction. TALCOTT RESOLUTION LIFE INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 59

Investment income earned: U.S. government bonds $ 31,585,284 Bonds exempt from U.S. tax — Other bonds (unaffiliated) 418,019,432 Bonds of affiliates 7,572,791 Preferred stocks (unaffiliated) 1,642,617 Preferred stocks of affiliates — Common stocks (unaffiliated) 280,386 Common stocks of affiliates 8,546,001 Mortgage loans 45,516,848 Real estate — Contract loans 94,583,888 Cash, cash equivalents and short-term investments 50,642,864 Derivative instruments (23,452,777) Other invested assets 81,623,278 Aggregate write-ins for investment income 6,249,596 Gross investment income 722,810,208 Less: Investment expenses 22,971,669 Less: Interest expenses — Net investment income $ 699,838,539 Real estate owned - book value less encumbrances: $ — Mortgage loans - book value: Farm mortgages $ — Single family residential mortgages — Mezzanine mortgages — Commercial mortgages 940,275,070 Total mortgage loans $ 940,275,070 Mortgage loans by standing - book value: Good standing $ 940,275,070 Good standing with restructured terms — Interest overdue more than 90 days — Not in foreclosure — Foreclosure in process — Other long-term assets - statement value: $ 883,175,280 Collateral loans: $ — Bonds and stock of parent, subsidiaries and affiliates - book value: Bonds $ 101,188,712 Preferred stocks — Common stocks 6,042,931 Bonds, cash equivalents and short-term investments by class and By maturity - statement value Due within one year or less $ 1,669,023,870 Over 1 year through 5 years 2,232,622,669 Over 5 years through 10 years 2,573,951,676 Over 10 years through 20 years 1,830,967,876 Over 20 years 3,261,501,971 No maturity date — Total by maturity (1) $ 11,568,068,062 TALCOTT RESOLUTION LIFE INSURANCE COMPANY SCHEDULE I - SELECTED FINANCIAL DATA DECEMBER 31, 2025 60

By class - statement value Class 1 $ 7,001,434,096 Class 2 3,849,471,472 Class 3 675,026,465 Class 4 13,825,230 Class 5 28,308,893 Class 6 1,906 Total by class (1) $ 11,568,068,062 Total publicly traded $ 7,240,878,477 Total privately placed 4,327,189,585 Total by major type (1) $ 11,568,068,062 (1) Excludes money market investments of $523,224,847 that have not been rated by the SVO and/or have not received exempt status. Investment balances: Preferred stocks - statement value $ 17,853,136 Common stocks - statement value 6,084,753 Short-term investments - statement value 649,187,067 Options, caps, floors, collars, swaps and forwards open - statement value 12,404,115 Futures open - fair value (3,883,151) Cash on deposit 139,900,982 Cash equivalents 777,955,502 Life insurance in force (in thousands): Industrial $ — Ordinary 49,211,813 Credit life — Group life 46,848,053 Amount of accidental death insurance in force under (in thousands): Ordinary policies $ 16,733 Policies with disability provisions in force (in thousands): Industrial $ — Ordinary 453,767 Credit life — Group life 178,115 Supplemental contracts in force: Ordinary - not involving life contingencies Amount on deposit $ — Income payable — TALCOTT RESOLUTION LIFE INSURANCE COMPANY SCHEDULE I - SELECTED FINANCIAL DATA DECEMBER 31, 2025 61

Ordinary - involving life contingencies Amount on deposit $ — Income payable 779,332 Group - not involving life contingencies Amount on deposit $ — Income payable — Group - involving life contingencies Amount on deposit $ — Income payable — Annuities: Ordinary: Immediate - amount of income payable $ 298,002,560 Deferred fully paid: account balance 36,879,612,103 Deferred not fully paid: account balance 7,953,546 Group: Immediate - amount of income payable $ 176,342,534 Deferred fully paid: account balance 376,059,160 Deferred not fully paid: account balance 19,586,188,378 Accident and health insurance-premiums in force: Group $ — Credit — Other 297 Deposit funds and dividend accumulations: Deposit funds - account balance $ 7,396,852 Dividend accumulations - account balance — Claim payments (in thousands): Group accident and health 2025 $ — 2024 — 2023 — 2022 — 2021 — Prior — TALCOTT RESOLUTION LIFE INSURANCE COMPANY SCHEDULE I - SELECTED FINANCIAL DATA DECEMBER 31, 2025 62

Other accident and health 2025 $ — 2024 9 2023 — 2022 — 2021 — Prior — Other coverages that use development methods to calculate claim reserves 2025 $ — 2024 — 2023 — 2022 — 2021 — Prior — TALCOTT RESOLUTION LIFE INSURANCE COMPANY SCHEDULE I - SELECTED FINANCIAL DATA DECEMBER 31, 2025 63

Gross Investment Holdings Admitted Assets as Reported in the Annual Statement Investment Categories Amount Percentage Amount Percentage 1 Issuer Credit Obligations 1.01 U.S. Government Obligations $ 1,211,277,728 7.4 $ 1,211,277,728 7.4 1.02 All Other Government Obligations — 0.0 — 0.0 1.03 Non-U.S. Sovereign Jurisdiction Securities 373,109,027 2.3 373,109,027 2.3 1.04 Municipal Bonds - General Obligations (Direct & Guaranteed) 37,967,982 0.2 37,967,982 0.2 1.05 Municipal Bonds - Special Revenue 363,634,342 2.2 363,634,342 2.2 1.06 Project Finance Bonds Issued By Operating Entities 141,891,328 0.9 141,891,328 0.9 1.07 Corporate Bonds 5,439,444,644 33.4 5,439,444,644 33.4 1.08 Mandatory Convertible Bonds — 0.0 — 0.0 1.09 Single Entity Backed Obligations 57,821,485 0.4 57,821,485 0.4 1.10 SVO-Identified Bond Exchange Traded Funds - Fair Value — 0.0 — 0.0 1.11 SVO-Identified Bond Exchange Traded Funds - Systematic Value — 0.0 — 0.0 1.12 Bonds Issued By Funds Representing Operating Entities 358,825,044 2.2 358,825,044 2.2 1.18 Total Issuer Credit Obligations 7,983,971,579 49.1 7,983,971,579 49.1 2 Asset-backed securities 2.01 Asset-backed Securities, Financial Asset-backed Securities - Self Liquidating 2,563,645,991 15.7 2,563,645,991 15.72.02 Asset-backed Securities, Financial Asset-backed Securities - Not Self- liquidating 45,644,557 0.3 45,644,557 0.3 2.03 Asset-backed Securities, Non-financial Asset-backed Securities 70,888,220 0.4 70,888,220 0.4 2.04 Total Asset-backed Securities 2,680,178,768 16.5 2,680,178,768 16.5 3 Preferred Stocks 3.01 Preferred Stocks, Industrial and Miscellaneous (Unaffiliated) 17,853,136 0.1 17,853,136 0.1 3.02 Preferred Stocks, Parent, Subsidiaries and Affiliates — 0.0 — 0.0 3.03 Total Preferred Stocks 17,853,136 0.1 17,853,136 0.1 4 Common stocks 4.01 Common stocks, Industrial and miscellaneous - publicly traded (unaffiliated) 2 0.0 2 0.0 4.02 Common stocks, Industrial and miscellaneous - other (unaffiliated) 6,084,751 0.0 6,084,751 0.0 4.03 Total Common Stocks 6,084,753 0.0 6,084,753 0.0 5 Mortgage Loans 5.01 Farm Mortgages — 0.0 — 0.0 5.02 Residential Mortgages — 0.0 — 0.0 5.03 Commercial Mortgages 946,415,070 5.8 946,415,070 5.8 5.04 Mezzanine Real Estate Loans — 0.0 — 0.0 5.05 Total Valuation Allowance (6,140,000) 0.0 (6,140,000) 0.0 5.06 Total Mortgage Loans 940,275,070 5.8 940,275,070 5.8 6 Real Estate 6.01 Properties Occupied by Company — 0.0 — 0.0 6.02 Properties Held for Production of Income — 0.0 — 0.0 6.03 Properties Held for Sale — 0.0 — 0.0 6.04 Total Real Estate — 0.0 — 0.0 7 Cash, Cash Equivalents, and Short-Term Investments:: 7.01 Cash 139,900,982 0.9 139,900,982 0.9 7.02 Cash Equivalents 777,955,502 4.8 777,955,502 4.8 7.03 Short-Term Investments 649,187,067 4.0 649,187,067 4.0 6.04 Total Cash, Cash Equivalents, and Short-Term Investments 1,567,043,551 9.6 1,567,043,551 9.6 8 Contract Loans 1,516,022,125 9.3 1,516,022,125 9.3 9 Derivatives 275,251,377 1.7 275,251,377 1.7 10 Other Invested Assets 883,175,280 5.4 883,175,280 5.4 11 Receivables for Securities 102,527,296 0.6 102,490,851 0.6 12 Securities Lending — 0.0 — 0.0 13 Other Invested Assets 304,822,445 1.9 304,822,445 1.9 14 Total Invested Assets $ 16,277,205,380 100.0 $ 16,277,168,936 100.0 TALCOTT RESOLUTION LIFE INSURANCE COMPANY SCHEDULE II - SUMMARY INVESTMENT SCHEDULE DECEMBER 31, 2025 64

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Reinsurance Credit 1. The Company has no reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791. 2. The Company has 6 reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied that include a provision that limits the reinsurer's assumption of risk. Reinsurance credit was reduced for the risk limiting features in all cases. 3. The Company has no reinsurance contracts that contain features which result in delays in payment in form or in fact. 4. The Company has no reinsurance accounting credits for contracts not subject to A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61R. 5. The Company has not ceded any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement which is either: (i) accounted for as reinsurance under statutory accounting principles ("SAP") and as a deposit under generally accepted accounting principles ("GAAP") or (ii) accounted for as reinsurance under GAAP and a deposit under SAP. 6. Not applicable. TALCOTT RESOLUTION LIFE INSURANCE COMPANY SCHEDULE IV - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS WITH RISK-LIMITING FEATURES DECEMBER 31, 2025 71